                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                      1-800-545-4730 (TTY: 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                 ISSUED BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Contracts may be issued either as Allocated Contracts or Unallocated Contracts. Such Plans will generally qualify for favorable tax treatment under Sections 401, 403(b) or 457 of the Internal Revenue Code ("Code"), but may also include other non-qualified deferred compensation plans.

Contracts will be issued only to fund deferred compensation Plans sponsored by employers who are exempt from taxation. The employees are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month. Rights and privileges under the Contracts may be exercised by the Contract Owner to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Contract Owner may not take any action inconsistent with the rights of the Plan's Participants. The Participants in such Plans have a contractual claim against the Contract Owner for the benefits promised by such Plans.

Purchase Payments are allocated to the Nationwide DC Variable Account (the "Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of the Underlying Mutual Fund options described below:

--------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                      Fidelity Puritan Fund
--------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                   INVESCO Industrial Income Fund (formerly
                                                                    "Financial Industrial Income Fund, Inc.")
--------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                     Janus Fund
--------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century International              Janus Twenty Fund
     Growth
--------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Select                     Janus Worldwide Fund
--------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                      MAS Funds Fixed Income Portfolio
--------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                              MFS(R)Growth Opportunities Fund - Class A
                                                                    (formerly "MFS(R) Capital Development Fund")
--------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                              MFS(R)High Income Fund - Class A
--------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                     Massachusetts Investors Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                               Nationwide(R) Bond Fund
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund (formerly                     Nationwide(R) Fund
     Evergreen Total Return Fund)
--------------------------------------------------------------------------------------------------------------------
Federated GNMA Trust - Institutional Shares                    Nationwide(R) Growth Fund
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5                 Nationwide(R) Money Market Fund
     Years: Institutional Shares
--------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                     Nationwide Asset Allocation Trust - The Aggressive
                                                                    Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    Nationwide Asset Allocation Trust - The
                                                                    Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                             Nationwide Asset Allocation Trust - The Moderate
                                                                    Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                         Nationwide Asset Allocation Trust - The Moderately
                                                                    Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
                                                               Nationwide Asset Allocation Trust - The Moderately
                                                                    Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------

\

--------------------------------------------------------------------------------------------------------------------
Nationwide  Separate Account Trust - Nationwide Small          SEI Index Funds - S & P 500 Index Portfolio
   Company Fund
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                         Seligman Growth Fund, Inc. - Class A
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Trust                              Strong Common Stock Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                        Templeton Foreign Fund - Class 1
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                         Templeton Global Smaller Companies Growth Fund -
                                                                    Class 1
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                T. Rowe Price International Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                  Warburg Pincus Emerging Growth Fund
--------------------------------------------------------------------------------------------------------------------

                         NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

--------------------------------------------------------------------------------------------------------------------
                                                 Fidelity Contrafund
--------------------------------------------------------------------------------------------------------------------

                         NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

--------------------------------------------------------------------------------------------------------------------
                                              Fidelity Magellan(R) Fund
--------------------------------------------------------------------------------------------------------------------

                            NOT AVAILABLE TO CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

--------------------------------------------------------------------------------------------------------------------
              The Bond Fund of America(R), Inc.                              The Income Fund of America(R), Inc.
--------------------------------------------------------------------------------------------------------------------
                                        The Growth Fund of America(R), Inc.
--------------------------------------------------------------------------------------------------------------------

                         NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

--------------------------------------------------------------------------------------------------------------------
                               Delaware Group Decatur Fund, Inc. - Decatur Income Fund
--------------------------------------------------------------------------------------------------------------------

                         NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

--------------------------------------------------------------------------------------------------------------------
                        Fidelity Capital & Income Fund (formerly "Fidelity High Income Fund")
--------------------------------------------------------------------------------------------------------------------

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling the number listed above, or writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.

PLEASE NOTE THAT NOT ALL BENEFITS DESCRIBED IN THIS PROSPECTUS MAY BE AVAILABLE IN EVERY STATE JURISDICTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 39 OF THIS PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                GLOSSARY OF TERMS

ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account. It is the unit of measurement used to determine the Contract Value and each Participant Account value.

ALLOCATED CONTRACT- A Contract under which individual accounts are maintained by the Company on behalf of each Participant.

BENEFICIARY- The person named on the application to receive certain benefits under the Contract upon the death of the designated annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the alternate Beneficiary if the named Beneficiary is not living at the time of the death of the designated annuitant.

CONTRACT- The Group Flexible Fund Retirement Contract issued by the Company to the Contract Owner under which the Company invests Purchase Payments made by the Contract Owner and assists the Contract Owner in making Retirement Income Payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.

CONTRACT DATE- The date of issue shown on the Contract.

CONTRACT OWNER- The employer or other entity to which the Contract is issued.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the General Account.

CONTRACT YEAR- Each period starting with either: (1) the Contract Date; or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value under the Contract.

DISTRIBUTION PERIOD- The period during which payments are distributed from a Participant Account.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

GROUP FIXED CONTRACT- The Company's Group Fixed Fund Retirement Contract or Group Fixed Tax Deferred Annuity Contract.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INITIAL TRANSFER- The initial amount transferred by the Owner from an investment product offered by a provider other than the Company. An Initial Transfer will be the initial Purchase Payment under a Contract.

NET ASSET VALUE- The worth of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

OPTIONAL RETIREMENT INCOME FORMS- The method for making annuity payments. Several forms are available under the Contract.

PARTICIPANT- An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Contract Owner.

PARTICIPANT ACCOUNT- An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant under this Contract, other than the purchase and payment of an annuity made from the General Account, are recorded.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE- The maximum Participant Account Maintenance Charge per Participant is $50. This charge is subject to negotiation between the Contract Owner and the Company.

PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY- An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN- A retirement plan which receives favorable tax treatment under the Code. The Plan document is referred to in the Contract as the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

RETIREMENT INCOME PAYMENTS- Periodic Distributions from a Participant Account made by the Company to the Contract Owner during the Distribution Period.

RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.

UNALLOCATED CONTRACT- A Contract under which a single account is maintained by the Company on behalf of a Plan.

UNDERLYING MUTUAL FUND- The registered open-end management investment company, specified in the Contract application, in which the assets of a Sub-Account of the Variable Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide DC Variable Account, a segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE- A charge made for various risks assumed by the Company and for administration of the Variable Account. This charge cannot exceed an amount equal to 0.95% on an annual basis of the average account value.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS ....................................................................................................3
SUMMARY OF CONTRACT EXPENSES .........................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES ...............................................................................7
SYNOPSIS ............................................................................................................16
CONDENSED FINANCIAL INFORMATION .....................................................................................16
NATIONWIDE LIFE INSURANCE COMPANY ...................................................................................16
NATIONWIDE ADVISORY SERVICES, INC ...................................................................................17
THE VARIABLE ACCOUNT ................................................................................................17
         Voting Rights ..............................................................................................17
PERIODIC REPORTS ....................................................................................................17
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS .......................................................................18
         Contingent Deferred Sales Charge ...........................................................................18
         Participant Account Maintenance Charge .....................................................................18
         Variable Account Annual Expense Fee ........................................................................19
         Premium Taxes and Other Expenses ...........................................................................19
         Experience Credits .........................................................................................19
DESCRIPTION OF THE CONTRACTS ........................................................................................20
            A .......................................................................................................
              General................................................................................................20
              Purpose of the Contracts ..............................................................................20
              Modification of the Contract ..........................................................................20
              Contract Rights and Privileges and Assignments ........................................................21
              Exchange Privilege ....................................................................................21
              Suspension and Termination ............................................................................21
            B .......................................................................................................
              Participant Account Values.............................................................................22
              Application of Purchase Payments ......................................................................22
              Additional Purchase Payments Prior to Commencement of Annuity Payment .................................22
              Crediting Accumulation Units ..........................................................................22
              Variable Account Accumulation Unit Value ..............................................................22
              Allocation of Purchase Payments .......................................................................23
              Valuation of an Account ...............................................................................23
            C .......................................................................................................
              Redemption of Participant Accounts ....................................................................23
            D .......................................................................................................
              Distribution of Participant Accounts (Retirement Period)...............................................24
              Retirement Income Payments ............................................................................24
              Election of Income Form and Date ......................................................................24
              Allocation of Retirement Income .......................................................................24
              Fixed Dollar Annuity ..................................................................................24
              Minimum Payment .......................................................................................24
              Death Benefit Before Retirement .......................................................................24
              Optional Retirement Income Forms ......................................................................25
              Death of Retired Participant ..........................................................................25
              Withdrawal ............................................................................................25
              Frequency of Payment ..................................................................................25
              Determination of Payments Under Options A1 & A2 .......................................................26
              Determination of Payments Under Options B1 & B2 .......................................................26
              Determination of Amount of Variable Monthly Payments For First Year ...................................26
              Determination of Amount of Variable Monthly Payments For the Second and Subsequent Years...............26
              Alternate Assumed Investment Rate .....................................................................26
GENERAL INFORMATION .................................................................................................27
         Substitution of Securities .................................................................................27
         Performance Advertising ....................................................................................27
         Contract Owner Inquiries ...................................................................................28
         Net Investment Factor ......................................................................................29
         Valuation of Assets ........................................................................................29
         Federal Tax Status .........................................................................................29
         Contracts Issued Under the New York Model Plan .............................................................30
YEAR 2000 COMPLIANCE ISSUES .........................................................................................30
LEGAL PROCEEDINGS ...................................................................................................30
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ............................................................31
APPENDIX A ..........................................................................................................32
APPENDIX B ..........................................................................................................40

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
      Maximum Contingent Deferred Sales Charge(1)................................................5.00%
      (as a percentage of Purchase Payments)

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE CHARGE(2)................................................$50


MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(3)...................................................0.95% per annum
(as a percentage of average account value)


1    Imposed only when applicable (see "Contingent Deferred Sales Charge").

2    The Participant Account Maintenance Charge is subject to negotiation (see "Participant Account Maintenance
     Charge").

3    The Variable Account Annual Expense Fee is subject to negotiation (see "Variable Account Annual Expense
     Fee"). The maximum fee does not include any expenses or premium taxes which may be imposed by the state in which the Contract is issued. The Variable Account Annual Expense Fee does not include deductions for management fees and other expenses made by the Underlying Mutual Funds (see Underlying Mutual Funds Annual
     Expenses).

The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Tables reflect expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Charges and Other Deductions."

For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").


                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
                         (AFTER EXPENSE REIMBURSEMENT)
        (as a percentage of Underlying Mutual Fund average net assets)


==============================================================================================================
                                                    Management       Other          12b-1       Total Fund
                                                      Fees          Expenses        Fees      Annual Expenses
==============================================================================================================
AIM Constellation Fund - Institutional Class          0.61%          0.05%          0.00%          0.66%
--------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class             0.61%          0.04%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth            1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century
International Growth                                  1.38%          0.00%          0.00%          1.38%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Select            1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra             1.00%          0.00%          0.00%          1.00%
--------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                    0.33%          0.10%          0.25%          0.68%
--------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                     0.57%          0.12%          0.20%          0.89%
--------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur
Income Fund                                           0.49%          0.19%          0.00%          0.68%
--------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                     0.20%          0.00%          0.00%          0.20%
--------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                            0.25%          0.25%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                      0.75%          0.28%          0.00%          1.03%
--------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                      0.98%          0.29%          0.00%          1.27%
--------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares             0.40%          0.20%          0.00%          0.60%
--------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-
5 Years - Institutional Shares                        0.39%          0.15%          0.00%          0.54%
--------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            0.55%          0.24%          0.00%          0.79%
--------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                        0.59%          0.26%          0.00%          0.85%
--------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                   0.48%          0.22%          0.00%          0.70%
--------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                           0.47%          0.23%          0.00%          0.70%
--------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                    0.50%          0.23%          0.00%          0.73%
--------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                             0.45%          0.21%          0.00%          0.66%
--------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                0.56%          0.29%          0.00%          0.85%
--------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                 0.45%          0.22%          0.00%          0.67%
--------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                   0.36%          0.10%          0.24%          0.70%
--------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                   0.28%          0.07%          0.24%          0.59%
--------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                  0.48%          0.22%          0.25%          0.95%
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
                                                    Management       Other          12b-1       Total Fund
                                                      Fees          Expenses        Fees      Annual Expenses
==============================================================================================================
Janus Fund                                              0.65%          0.21%          0.00%          0.86%
--------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                       0.66%          0.25%          0.00%          0.91%
--------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                    0.65%          0.30%          0.00%          0.95%
--------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                        0.37%          0.11%          0.00%          0.48%
--------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund -
Class A                                                 0.30%          0.21%          0.21%          0.72%
--------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A              0.42%          0.26%          0.16%          0.84%
--------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                       0.48%          0.28%          0.30%          1.06%
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                 0.50%          0.22%          0.00%          0.72%
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                      0.50%          0.10%          0.00%          0.60%
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                               0.50%          0.14%          0.00%          0.64%
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                         0.45%          0.14%          0.00%          0.59%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                  0.70%          0.10%          0.00%          0.80%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Trust                       0.84%          0.04%          0.00%          0.88%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                 0.79%          0.19%          0.00%          0.98%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                  0.72%          0.09%          0.00%          0.81%
--------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                         0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                       0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                           0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio              0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio            0.50%          0.00%          0.00%          0.50%
--------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                    1.00%          0.11%          0.00%          1.11%
--------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                         0.56%          0.19%          0.25%          1.00%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                           0.49%          0.28%          0.25%          1.02%
--------------------------------------------------------------------------------------------------------------
SEI Index Funds -S&P 500 Index Portfolio                0.19%          0.06%          0.00%          0.25%
--------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                    0.70%          0.23%          0.23%          1.16%
--------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                          1.00%          0.17%          0.00%          1.17%
--------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)               0.67%          0.18%          0.00%          0.85%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund  - Class I                       0.61%          0.22%          0.25%          1.08%
--------------------------------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund
- Class I                                               0.75%          0.30%          0.25%          1.30%
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                     0.90%          0.31%          0.00%          1.21%
--------------------------------------------------------------------------------------------------------------

1    The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees
     (sales charges) at the Underlying Mutual Fund level.

The following funds are subject to fee waivers or expense reimbursement arrangements:


===============================================================================================================================
FUND                                                                     EXPENSES WITHOUT
                                                                         REIMBURSEMENT OR WAIVER
===============================================================================================================================
Federated GNMA Trust - Institutional Shares                              Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.40%, 0.40%, and
                                                                         0.80% of average net assets, respectively.
-------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years - Institutional     Absent the waiver of fees by the Fund's investment
Shares                                                                   advisor, Management Fees, Other Expenses, and
                                                                         Total Portfolio Expenses would have been 0.40%,
                                                                         0.40%, and 0.80% of average net assets,
                                                                         respectively.
-------------------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                                     Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, 12b-1 Fees,
                                                                         and Total Portfolio Expenses would have been 0.51%,
                                                                         0.22%, 0.25%, and 0.98% of average net assets,
                                                                         respectively.
-------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                               Absent the waiver of fees by the Fund's
                                                                         investment advisor, Management Fees, Other Expenses,
                                                                         and Total Portfolio Expenses would have been 0.65%,
                                                                         0.22%, and 0.87% of average net assets,
                                                                         respectively.
------------------------------------------------------------------------------------------------------------------------------
Janus Twenty                                                             Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.66%, 0.27%, and
                                                                         0.93% of average net assets,  respectively.
------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                     Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.65%, 0.31%, and
                                                                         0.96% of average net assets, respectively.
------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                          Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.50%, 0.14%,
                                                                         and 0.64% of average net assets, respectively.
------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                              Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.25%, 0.30%, and
                                                                         0.55% of average net assets, respectively.
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                      Absent the waiver of fees by the Fund's investment
                                                                         advisor, Management Fees, Other Expenses, and Total
                                                                         Portfolio Expenses would have been 0.90%, 0.32%, and
                                                                         1.22% of average net assets, respectively.
------------------------------------------------------------------------------------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                          ======================================
                                                                           If you surrender your Contract at the
                                                                              end of the applicable time period
                                                                          ======================================
                                                                                1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                                     67     103     141     248
----------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                                        67     102     140     247
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Growth                                      71     114     159     285
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century International Growth                        75     126     179     326
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Select                                      71     114     159     285
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                                       71     114     159     285
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                               67     103     142     250
----------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                                                69     110     153     273
----------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund                            67     103     142     250
----------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                                                62      88     116     195
----------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                                       65      98     132     230
----------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                                                 71     115     161     289
----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                                 73     120     169     306
----------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                                        66     101     138     241
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares      66      99     134     234
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                                       68     107     148     262
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                                   69     109     151     269
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                              67     104     143     252
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                      67     104     143     252
----------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                               68     105     145     256
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                                         67     103     141     248
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                           69     109     151     269
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                            67     103     141     249
----------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R)Inc                                                 67     104     143     252
----------------------------------------------------------------------------------------------------------------
The Income Fund of America(R)Inc                                                 66     100     137     240
----------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                                             70     112     156     280
----------------------------------------------------------------------------------------------------------------
Janus Fund                                                                       69     109     152     270
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                                70     111     154     275
----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                             70     112     156     280
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                                 65      97     131     227
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                              68     105     144     254
----------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                                        69     108     151     268
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                                 71     115     162     292
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                                           68     105     144     254
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                                66     101     138     241
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                                         67     102     140     245
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                                   66     100     137     240
----------------------------------------------------------------------------------------------------------------

                                                                          ======================================
                                                                           If you surrender your Contract at the
                                                                              end of the applicable time period
                                                                          ======================================
                                                                                1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                                           68     107     148     263
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Trust                                                69     110     153     272
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                                          70     113     158     283
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                                           69     108     149     264
----------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                                  65      98     132     230
----------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                                65      98     132     230
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                                    65      98     132     230
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                                       65      98     132     230
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                                     65      98     132     230
----------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                             72     117     165     297
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                                  71     114     159     285
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                    71     114     160     287
----------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                                          63      90     118     201
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                             72     119     168     303
----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                                   72     119     168     304
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                                        69     109     151     269
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                                 71     115     162     291
----------------------------------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund - Class I                         74     123     175     317
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                              73     120     170     308
----------------------------------------------------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                     EXAMPLE
                                   (CONTINUED)

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                          ======================================
                                                                           If you do not surrender your Contract
                                                                           at the end of the applicable time
                                                                                          period
                                                                          ======================================
                                                                                1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                                     17      53      91     198
----------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                                        17      52      90     197
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Growth                                      21      64     109     235
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century International Growth                        25      76     129     276
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Select                                      21      64     109     235
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                                       21      64     109     235
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                               17      53      92     200
----------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                                                19      60     103     223
----------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund                            17      53      92     200
----------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                                                12      38      66     145
----------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                                       15      48      82     180
----------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                                                 21      65     111     239
----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                                 23      70     119     256
----------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                                        16      51      88     191
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares      16      49      84     184
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                                       18      57      98     212
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                                   19      59     101     219
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                              17      54      93     202
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                      17      54      93     202
----------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                               18      55      95     206
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                        17      53      91     198
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                           19      59     101     219
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                            17      53      91     199
----------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R) Inc                                                17      54      93     202
----------------------------------------------------------------------------------------------------------------
The Income Fund of America(R) Inc                                                16      50      87     190
----------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                                             20      62     106     230
----------------------------------------------------------------------------------------------------------------
Janus Fund                                                                       19      59     102     220
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                                20      61     104     225
----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                             20      62     106     230
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                                 15      47      81     177
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                              18      55      94     204
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                                       19      58     101     218
----------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                                21      65     112     242
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                                          18      55      94     204
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                               16      51      88     191
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                                        17      52      90     195
----------------------------------------------------------------------------------------------------------------

                                                                                 ======================================
                                                                                  If you do not surrender your Contract
                                                                                  at the end of the applicable time
                                                                                                 period
                                                                                 ======================================
                                                                                       1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                                                         16      50      87     190
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                                                  18      57      98     213
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Trust                                                       19      60     103     222
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                                                 20      63     108     233
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                                                  19      58      99     214
---------------------------------------------------------------------------------------------------------------------
Nationwide Professionally Managed Portfolios - The Aggressive Portfolio                 15      48      82     180
---------------------------------------------------------------------------------------------------------------------
Nationwide Professionally Managed Portfolios - The Conservative Portfolio               15      48      82     180
---------------------------------------------------------------------------------------------------------------------
Nationwide Professionally Managed Portfolios - The Moderate Portfolio                   15      48      82     180
---------------------------------------------------------------------------------------------------------------------
Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio      15      48      82     180
---------------------------------------------------------------------------------------------------------------------
Nationwide Professionally Managed Portfolios - The Moderately Conservative
Portfolio                                                                               15      48      82     180
---------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                                    22      67     115     247
---------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                                         21      64     109     235
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                           21      64     110     237
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                                                 13      40      68     151
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                                    22      69     118     253
---------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                                          22      69     118     254
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                                               19      59     101     219
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                                        21      65     112     241
---------------------------------------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund - Class I                                24      73     125     267
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                                     23      70     120     258
---------------------------------------------------------------------------------------------------------------------


The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                     EXAMPLE
                                   (CONTINUED)

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                                          ======================================
                                                                           If you annuitize your Contract at the
                                                                              end of the applicable time period
                                                                          ======================================
                                                                                1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                                     17     53     91     198
----------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                                        17     52     90     197
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Growth                                      21     64    109     235
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century International Growth                        25     76    129     276
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Select                                      21     64    109     235
----------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                                       21     64    109     235
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                               17     53     92     200
----------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                                                19     60    103     223
----------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund                            17     53     92     200
----------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                                                12     38     66     145
----------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                                       15     48     82     180
----------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                                                 21     65    111     239
----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                                 23     70    119     256
----------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                                        16     51     88     191
----------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares      16     49     84     184
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                                       18     57     98     212
----------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                                   19     59    101     219
----------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                              17     54     93     202
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                                      17     54     93     202
----------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                               18     55     95     206
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                                        17     53     91     198
----------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                                           19     59    101     219
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                            17     53     91     199
----------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R) Inc                                                17     54     93     202
----------------------------------------------------------------------------------------------------------------
The Income Fund of America(R) Inc                                                16     50     87     190
----------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                                             20     62    106     230
----------------------------------------------------------------------------------------------------------------
Janus Fund                                                                       19     59    102     220
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                                20     61    104     225
----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                             20     62    106     230
----------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                                 15     47     81     177
----------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                              18     55     94     204
----------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                                       19     58    101     218
----------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                                21     65    112     242
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                                          18     55     94     204
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                               16     51     88     191
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                                        17     52     90     195
----------------------------------------------------------------------------------------------------------------

                                                                          ======================================
                                                                           If you annuitize your Contract at the
                                                                              end of the applicable time period
                                                                          ======================================
                                                                                1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                                   16      50      87     190
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                                           18      57      98     213
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Trust                                                19      60     103     222
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                                          20      63     108     233
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                                           19      58      99     214
----------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                                  15      48      82     180
----------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                                15      48      82     180
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                                    15      48      82     180
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                                       15      48      82     180
----------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                                     15      48      82     180
----------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                             22      67     115     247
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                                  21      64     109     235
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                                    21      64     110     237
----------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                                          13      40      68     151
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                             22      69     118     253
----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                                   22      69     118     254
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                                        19      59     101     219
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                                 21      65     112     241
----------------------------------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund - Class I                         24      73     125     267
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                              23      70     120     258
----------------------------------------------------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                    SYNOPSIS


The Contracts described in this prospectus are designed for use in connection with supplemental deferred compensation Plans for employees of tax exempt entities. The Plans generally will qualify for favorable tax treatment under
Section 401, 403(b), or 457 of the Code, but may also include other non-qualified deferred compensation plans. Contracts will be issued only to employers who are exempt from taxation to fund deferred compensation plans. The employees generally are not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with Sub-Accounts having distinct unit values, each reflecting investment results of a different Underlying Mutual Fund. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified Underlying Mutual Fund (see "Appendix of Participating Underlying Mutual Funds").

The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of such Contracts is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value, a Contingent Deferred Sales Charge ("CDSC") equal to not more than 5% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

Under certain Contracts, the Company may assess a Participant Account Maintenance Charge. Under no circumstances will a Participant Account Maintenance Charge be assessed unless the charge is specifically negotiated and agreed upon by the Contract Owner and the Company. The maximum amount which may be assessed is $50 (see "Participant Account Maintenance Charge").

A Variable Account Annual Expense Fee is assessed in connection with the Company's contractual promise to accept various risks and administrative expenses associated with the issuance of the Contracts. This fee is subject to negotiation and may vary from one Plan to another reflecting the unique characteristics of different Plans when considered as a whole. This charge is calculated as a percentage of assets and is deducted on each Valuation Date from amounts held in the Variable Account. The maximum fee which may be assessed by the Company is 0.95% per annum of the average account value (see "Variable Account Annual Expense Fee"). In addition, the Underlying Mutual Funds make certain deductions from their assets (see Underlying Mutual Fund Annual Expenses).

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner (see "Modification of the Contract").

Taxation of the Contracts will depend on the type of Contract issued (see "Federal Tax Status"). Any applicable premium taxes will be charged against the Contracts. If any premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made prior to allocation to any Underlying Mutual Fund (see "Premium Taxes").

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Underlying Mutual Funds and the assessment of a Variable Account Annual Expense Fee which may vary from plan to plan (for more information on the calculation of Accumulation Unit values, see "Variable Account Accumulation Unit Value" and "Net Investment Factor"). Please refer to Appendix B for information regarding each class of Accumulation Units.

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.

                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

                              THE VARIABLE ACCOUNT

The Nationwide DC Variable Account ("Variable Account") was established by the Company on July 10, 1974 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.

The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into Sub-Accounts, each of which represents a separate Underlying Mutual Fund (see the "Appendix" for a description of the investment objective of each Underlying Mutual Fund).

Each Sub-Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Contract Owners. In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. The Company will mail to each Contract Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund(s), and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. A Contract Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.

                                PERIODIC REPORTS

The Company will, semi-annually, provide to each Participant, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account as well as the total account value.

The current prospectus of the Variable Account will be made available to Participants through the Contract Owner. The Contract Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as: a notice of any changes in the Plan or tax status of the Plan, and the financial condition of the Contract Owner as it relates to obligations under the Plan.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

Charges associated with Contracts described in this prospectus may vary from one Plan to another, depending on the nature of the Plan and the particular needs and preferences of Contract Owners. Generally, all charges are negotiable; this allows the Company and Contract Owners flexibility in "custom designing" a charge structure that is consistent with the expectations and preferences of Contract Owners, as well as the expenses (which will vary from Plan to Plan) and profitability aims of the Company.

With respect to any existing Contract which may be re-negotiated, however, the Company will not negotiate for, or impose, aggregate Contract charges greater than those in effect prior to re-negotiation. In other words, charges under any existing Contract which is re-negotiated may be lowered, but under no circumstances will they be raised.

CONTINGENT DEFERRED SALES CHARGE

No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, the CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional activity.

If part or all of the Contract Value representing Participant Accounts that have been established under the Contract and held in the Variable Account for less than 16 years is surrendered, a CDSC, when it is applicable, will be assessed by the Company. This charge will not exceed the lesser of:

     (1) 5% of the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Contract Owner prior to the date of the request for surrender; or

     (2)  5% of the amount surrendered.

The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant for the 16 years prior to the date the surrender is requested.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

No CDSC will be imposed on Contract Value that is paid under:

     *    any life income payment option;

     * designated period payment options of 5 or more years for a Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

     * a one-sum or periodic payment payable because of a Participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

A Participant Account Maintenance Charge, if assessed, will help the Company to offset administrative expenses, and the Charge will not exceed the Company's actual administrative expenses under the Contracts.

The Company will not assess a Participant Account Maintenance Charge unless the charge is negotiated and contractually agreed upon between the Contract Owner and the Company. Generally, Contract Owners negotiating for a Participant Account Maintenance Charge, or a higher Participant Account Maintenance Charge, will do so with the expectation of having the Company lower other fees associated with the Contract. Conversely, the absence of a Participant Account Maintenance Charge may be expected to increase other charges. The maximum amount which may be assessed is $50. If a Participant Account Maintenance Charge is negotiated, the Company will assess each Participant Account the negotiated amount at the beginning of each Participant Account Year for the preceding Participant Account Year, during both the accumulation and annuity periods.

The Participant Account Maintenance Charge is made by canceling a number of Accumulation Units during both the accumulation and annuity periods, equal in value to the applicable Participant Account Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time the deduction is made.

If a Participant Account Maintenance Charge is negotiated, the Company will assess the Participant Account Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Participant Account Maintenance Charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Participant Account Maintenance Charge under this Contract may be reduced so that the total of the Participant Account Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan will not exceed the Participant Account Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among the Sub-Accounts and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN THE CONTRACT OWNER AND THE COMPANY.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ("VARIABLE ACCOUNT FEE")

Under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and deducted on each Valuation Date from amounts held in the Variable Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

As with all other charges, this fee is subject to negotiation and may vary from one Plan to another reflecting the unique characteristics of different Plans when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the Plan; (2) the number of eligible employees; (3) the number of Plan Participants; (4) demographics of Plan Participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of Underlying Mutual Fund options;
(7) the type of Contract issued (for example, whether the Contract is issued as an Allocated Contract or Unallocated Contract); (8) costs associated with distribution of the Contract; (9) any recovery of any credits on Initial Transfers; and (10) any other factors which the Company deems relevant.

PREMIUM TAXES AND OTHER EXPENSES

The Company will charge against Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5% per annum. This range is subject to change. The Company is currently not deducting such taxes but reserves the right to do so when such taxes are incurred. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with state law.

There are deductions and expenses paid out of the assets of the Underlying Mutual Funds (see "Underlying Mutual Fund Annual Expenses") that are more fully described in the prospectuses for the Underlying Mutual Funds.

EXPERIENCE CREDITS

The Contracts may either be participating or non-participating, depending upon the state of issue. A participating Contract provides the right to participate in the distribution of surplus of the Company. In the event that the Participant Account Maintenance Charge and the Variable Account Annual Expense Fee collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units to the Participant Accounts. There have not been any experience credits to date. The Company cannot offer any assurance that there will be any experience credits on participating Contracts in the future. With respect to non-participating Contracts, there is no right to participate in the distribution of surplus.

                          DESCRIPTION OF THE CONTRACTS

A.   GENERAL

     PURPOSE OF THE CONTRACTS

     The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund certain Plans generally established under either Section 401, 403(b) or 457 of the Code (although they may include certain other non-qualified deferred compensation plans) for employees of states and their political subdivisions and certain other organizations exempt from taxation.

     For Section 457 Plans established for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

     For Section 457 Plans established by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Section 457 Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. Until the effective date of such amendment, such Plans may continue to qualify for favorable tax treatment by satisfying the requirements set forth above for other tax exempt organizations.

     A single group Contract is issued to the Contract Owner, covering all present and future participating employees. The Company will issue a certificate to the Contract Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive certificate to the Contract Owner for delivery to any such person required by law to receive such certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Contract Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     The basic objectives of the Contracts are to provide each Participant with an initial Retirement Income Payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent Retirement Income Payments which will tend to vary with the cost of living changes during the lifetime of the retiree. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.

     MODIFICATION OF THE CONTRACT

     The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner.

     Other than as set forth above, the Company reserves the right to change all other provisions of the Contract by giving notice to the Owner not less than 90 days before the effective date of the change.

     CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

     The Contract belongs to the Contract Owner provided, however, that under Code Section 457 Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. All contractual rights and privileges may be exercised by the Contract Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Contract Owner may not take any action inconsistent with the rights of such 457 Plan's Participants. The Contract may not be assigned.

     EXCHANGE PRIVILEGE

     The Company will permit the Contract Owner or the Participant, if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Contract Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.

     The Company will also permit the Participant to exchange amounts among the Sub-Accounts by telephone or the internet, if forms are executed by the Contract Owner agreeing with certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by the Company prior to the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. The Company will employ reasonable procedures to confirm that instructions communicated by telephone and the internet are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions and providing written confirmation thereof to the Contract Owner or Participant and any agent of record, at the last address of record; or any other procedures that the Company deems reasonable. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone or internet instructions reasonably believed to be genuine shall be borne by the Participant. If the Participant is unable to execute an exchange request by telephone or the internet (for example, during times of unusual market activity), the Participant may consider placing the exchange order by mail. The Company may withdraw the telephone exchange privilege and the internet exchange privilege upon a thirty (30) day written notice to Contract Owners and Participants.

     On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit values of the affected Sub-Accounts if received at the Home Office prior to the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange, the transfer will be based on the next business day which the New York Stock Exchange is open.

     For those Plans funded by this Contract and the Company's Group Fixed Fund Retirement Contract, the Contract Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

     SUSPENSION AND TERMINATION

     The Contract may be suspended at the option of the Company upon written notice to the Contract Owner if: (a) the Contract Owner has failed to remit to the Company any Purchase Payment specified in the Plan; or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Contract Owner, which in the Company's opinion would adversely affect its financial experience with respect to the Contract. The Contract Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first
     (91st) day following receipt of written notice by the Company. Suspension of the Contract means that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract will continue to apply. After suspension of the Contract has become effective, the Contract Owner may, upon 30 days written notice, terminate the Contract. Upon termination of the Contract, the Company will pay to the Contract Owner the value of the Contract, subject to applicable charges, in accordance with the terms of the Contract (see "Redemption of Participant Accounts"). Upon such termination by the Contract Owner, payment of Contract Values will be subject to any applicable CDSC.

B.   PARTICIPANT ACCOUNT VALUES

     APPLICATION OF PURCHASE PAYMENTS

     The Company will receive Purchase Payments from the Contract Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in accordance with the instructions of the Contract Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Purchase Payments must be no less than monthly, unless agreed to by the Company.

     An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Participant consents to the Company retaining the Purchase Payment until the application is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days.

     Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.

     When permissible under state insurance law, the Company may credit up to 8% of an Initial Transfer into the Contract. This credit will reimburse the Contract Owner for any exit penalty associated with an investment product offered by a provider other than the Company. The Company will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

     ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS

     The Contract Owner will have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing Retirement Income Payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which Retirement Income Payments are to commence. Any such additional Purchase Payment will be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue will be applicable to the entire value, including any such additional Purchase Payment, of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.

     CREDITING ACCUMULATION UNITS

     When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units (calculated daily) which are credited to a Participant Account in accordance with the instructions of the Contract Owner. The number of Accumulation Units credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any premium taxes then payable.

     VARIABLE ACCOUNT ACCUMULATION UNIT VALUE

     The value of an Accumulation Unit for each Sub-Account was established at $1.00 as of the date Underlying Mutual Fund shares were available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the net investment factor for that Sub-Account for the period since that day (see the section entitled "Net Investment Factor"). A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected. Accumulation Units are calculated on a daily basis.

     ALLOCATION OF PURCHASE PAYMENTS

     The Contract Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account. The Company will permit the Contract Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.

     VALUATION OF AN ACCOUNT

     The sum of the value of all Accumulation Units credited to the Participant Account is the Participant Account value. Purchase Payments are allocated among the Sub-Accounts in accordance with the instructions of the Contract Owner.

     The value of a Participant's Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit value for that Sub-Account in respect of the Participant. Each Participant (or the Contract Owner) will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Contract Owner in accordance with the terms of the Plan.

     The Participant and Contract Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurate unless the Participant or the Contract Owner notifies the Company otherwise within 30 days after receipt of the report.

     The principal underwriter and distributor of the Contracts is Nationwide Advisory Services, Inc. ("NAS"), located at Three Nationwide Plaza, Columbus, Ohio, 43215.

C.   REDEMPTION OF PARTICIPANT ACCOUNTS

     The Contract Owner's right to redeem Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Contract Owner, after the assessment of any applicable CDSC. It is the Contract Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Contract Owner to distribute such payments, less the CDSC, if any, directly to a Participant by agreement with the Contract Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence for the Participant under either Option B1 or B2, subject to the CDSC. No partial redemption will directly affect future requirements to make Purchase Payments. If the Contract is terminated by the Contract Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan.

     A request for a partial redemption of a Participant Account containing more than one Sub-Account must specify the allocation of the partial redemption among the Sub-Accounts. However, if no such direction is contained in the request for a redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts. Upon receipt at the Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed, less any applicable CDSC, at the Accumulation Unit value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Contract Owner within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended: (i) during any period in which the New York Stock Exchange is closed; or (ii) in the event that the SEC may by order direct for the protection of Contract Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Contract Owner, or Participant if permitted by the Plan, may elect to have that amount paid in installments under Option A1 or A2, subject to the minimums applicable to these options.

D.   DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)

     RETIREMENT INCOME PAYMENTS

     The period during which a Participant Account is paid out in periodic installments is known as the Distribution Period. Because periodic Distributions will normally be made after the Participant retires, the Distribution Period is also called the retirement period. All such periodic Distributions will be made by the Company to the Contract Owner. It is the Contract Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Contract Owner to pay such amounts directly to a Participant by agreement with the Contract Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of: (i) the mortality tables specified in the Contract; (ii) the adjusted age of the Retired Participant; (iii) the type of Retirement Income Payment option(s) selected; and (iv) in the case of variable payments, the investment performance of the Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.

     ELECTION OF INCOME FORM AND DATE

     The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date, the Contract Owner may, by written election to the Company at its Home Office, elect any one of the retirement income options described in the "Optional Retirement Income Forms" section. The Plan may restrict changes in election of retirement income options.

     ALLOCATION OF RETIREMENT INCOME

     At retirement, Accumulation Units in a Participant's Account may be used to purchase a Fixed Dollar Annuity for the Participant. For Participants electing Options A1 or A2 as described in the "Optional Retirement Income Forms" section, Accumulation Units in a Participant's Account of any Sub-Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

     FIXED DOLLAR ANNUITY

     A fixed dollar annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the value of the General Account Contract Value to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed dollar annuity payments after the first will not be less than the first fixed dollar annuity payment. The availability of fixed dollar annuity contracts under a particular Plan is subject to the election of the Contract Owner.

     MINIMUM PAYMENT

     If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company will have the right to make a lump sum Distribution to such Retired Participant.

     DEATH BENEFIT BEFORE RETIREMENT

     In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account will be paid as provided by the Plan upon: (1) the Company's receipt of verification and proof of death; and (2) the Company's verification of Beneficiary designations. If the Plan so provides, a Beneficiary may elect either to receive the value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in the Contract (subject to the minimums applicable to such optional forms). Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.

     OPTIONAL RETIREMENT INCOME FORMS

     The availability of the following Optional Retirement Income Forms is subject to the election of the Contract Owner.

          OPTION A1- Payments for a Designated Period. Payments will be made monthly for any specified number of years not to exceed 30. The amount of each variable payment will be determined by multiplying (a) by (b) where: (a) is the Accumulation Unit value for the date the payment is made; and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable CDSC.

          OPTION A2 - Payments of a Designated Amount. Payments will be made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each Valuation Date for investment results, is exhausted. The final installment will be the sum remaining with the Company. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract.

          OPTION B1- Life Income with Payment Certain. Payments will be made at least on an annual basis during the lifetime of a Participant. A period certain of 60, 120, 180, 240, 300 or 360 months may be chosen. If the Participant dies prior to the end of such period certain, payments will continue to the designated Beneficiary for the remainder of the selected period certain.

          OPTION B2 - Joint and Survivor Life Income. Payments will be made monthly during the joint lifetime of an individual and another named individual. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75%, 66 2/3% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated annuitant, then payments continue at 100% to the designated annuitant.

          OTHER FORMS AND BENEFIT PAYMENTS- With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.

     Exchanges processed while Participants are receiving payments pursuant to Option A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.

     DEATH OF RETIRED PARTICIPANT

     If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the retirement income form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.

     WITHDRAWAL

     If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.

     FREQUENCY OF PAYMENT

     At the election of the Retired Participant, and with the consent of the Contract Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.

     DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2

     Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.

     DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2

     Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.

     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR

     In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.

     The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).

     Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Accounts have to each other.

     The annual premium is calculated so that if there are no partial redemptions (and therefore no Underlying Mutual Fund dividends have been taken in cash), the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the assumed investment rate plus an amount equal to the annual Participant Account Maintenance Charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the assumed investment rate.

     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS

     As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payments will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which the Company will make the Retirement Income Payments. Subsequent annual determinations will be made in the same manner.

     Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the Variable Account or be transferred to the General Account, depending on the Company's obligation.

     ALTERNATE ASSUMED INVESTMENT RATE

     The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the state in which this Contract is issued, a Contract Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined at an assumed investment rate of 5% per annum. The assumed investment rate basis in the Contract is used merely to determine each periodic monthly payment from investment experience of any of the Sub-Accounts. The choice of the assumed investment rate affects the pattern of Retirement Income Payments. A higher assumed investment rate will produce a higher initial payment, but a more slowly rising Sub-Account of subsequent payments (or a more rapidly falling Sub-Account of subsequent payments) than a lower assumed investment rate. Although a higher initial payment would be received under a higher assumed investment rate, there is a point in time after which payments under a lower assumed investment rate would be greater, assuming payment continues after that point in time.

     The objective of a variable retirement contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the assumed investment rate during periods of stable prices.

                               GENERAL INFORMATION

     SUBSTITUTION OF SECURITIES

     If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in any Sub-Accounts may take place without prior approval of the SEC, and under such requirements as it may impose.

     PERFORMANCE ADVERTISING

     A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account and the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

     Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

     The standardized average annual total return and nonstandardized total return quotations are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.

     The Company may also advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.

     The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term
     Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury
     Note Index; and Dow Jones Industrial Average.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The Statement of Additional Information contains more detailed information about performance calculations, including actual examples for each type of performance advertised.

     CONTRACT OWNER INQUIRIES

     Contract Owner and Participant inquiries may be directed to the Company by writing Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730 (TTY:
     1-800-848-0833).

     NET INVESTMENT FACTOR

     The net investment factor for any Valuation Period is determined by dividing (a) by (b), and then subtracting (c) where:

     (a)  is the net of:

          (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

          (2) the per share amount of any income or capital gains distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period;

     (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.

     (c) is a factor representing the Variable Account Annual Expense Fee. Such factor is equal to a maximum annual rate of 0.95% of the average Variable Account value.

     The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for the Variable Account Annual Expense Fee and the effect of the various purchase and sale transactions on any particular day.

     VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their Net Asset Value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's Net Asset Value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.

     FEDERAL TAX STATUS

     The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax adviser. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.

     For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Contract Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.

     Income and capital gains of the Variable Account would normally be taxable to Contract Owners whether or not taken by the Contract Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.

     The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, and therefore any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.

     It is the responsibility of each Contract Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.

     CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

     The following Contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the State of New York.

     Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.

     The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Contract Owner's termination of its contractual relationship with the Company. The assets of the Plan are part of the general assets of the Contract Owner, provided however that the Contract Owner must hold all such Plan assets for the exclusive benefit of the Plan's Participants and Beneficiaries. All references throughout the prospectus to Optional Retirement Income Forms A1, A2, B1 and B2 shall mean Option 1, Option 2, Option 3 and Option 4, respectively. All references to "Contingent Deferred Sales Charge" and "CDSC" are deleted.

                           YEAR 2000 COMPLIANCE ISSUES

     The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

     Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

     The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

     In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

     There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE

General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Calculation of Performance..................................................2
Annuity Payments............................................................8
Financial Statements........................................................9

                                   APPENDIX A

                      PARTICIPATING UNDERLYING MUTUAL FUNDS

  (THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL FUNDS SELECTED BY THE CONTRACT OWNER, AND ALL UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE UNDER YOUR
                                     PLAN.)

A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS BEING CONSIDERED SHOULD ACCOMPANY THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY.

THE FOLLOWING FUNDS ARE AVAILABLE ONLY FOR DEFERRED COMPENSATION CONTRACTS.

AIM WEINGARTEN FUND - INSTITUTIONAL CLASS
The investment objective of the Fund is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum. AIM Advisers, Inc. serves as the Fund's investment adviser.

AIM CONSTELLATION FUND - INSTITUTIONAL CLASS
The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies. AIM Advisers, Inc. serves as the Fund's investment adviser

AMERICAN CENTURY:  TWENTIETH CENTURY GROWTH
The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  TWENTIETH CENTURY INTERNATIONAL GROWTH
The investment objective of the Fund is capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  TWENTIETH CENTURY SELECT
The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY:  TWENTIETH CENTURY ULTRA
The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DAVIS NEW YORK VENTURE FUND, INC.
The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment adviser.

DREYFUS CASH MANAGEMENT - CLASS A
The investment objective of the Fund is to provide investor with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S&P 500 INDEX FUND
The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS THIRD CENTURY FUND, INC.
The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND (FORMERLY EVERGREEN TOTAL RETURN FUND)
The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED GNMA TRUST-INSTITUTIONAL SHARES
The investment objective of the Fund is current income. The Fund pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA"). Federated Management serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER(TM)
The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND
The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY GROWTH & INCOME PORTFOLIO
The investment objective of the Fund is long term capital growth, current income, and growth of income consistent with reasonable investment risk. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO
The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND
The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY "FINANCIAL INDUSTRIAL INCOME FUND, INC.")
The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

JANUS FUND
The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND
The investment objective of the Fund is growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest-bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND
The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO
The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")
The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A
The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A
The investment objective of the Fund is long-term growth of capital and future income rather that current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) BOND FUND
The investment objective of the Fund is to generate a high level of income, consistent with capital preservation, through investments in high-quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the risk associated with stocks. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) FUND
The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND
The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND
The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND
The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER & BERMAN GUARDIAN FUND, INC.
The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN GUARDIAN TRUST
The investment objective of the Fund is capital appreciation and, secondarily, current income. The Fund seeks growth and income by investing primarily in stocks of established, high quality companies that are not well followed on Wall Street or are temporarily out of favor. Neuberger & Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN MANHATTAN FUND, INC.
The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN PARTNERS FUND, INC.
The Fund seeks capital growth by investing in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS ("NPMP")
NPMP consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

         NPMP - THE AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

         NPMP - THE MODERATELY AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATELY CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

         NPMP - THE CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

PUTNAM INVESTORS FUND - CLASS A
The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A
The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S&P 500 INDEX PORTFOLIO
The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A
The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co., Incorporated serves as the Fund's investment adviser.

STRONG COMMON STOCK FUND, INC.
The Strong Common Stock Fund seeks capital growth. It seeks to attain this objective by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment Adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I
The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

TEMPLETON GLOBAL SMALLER COMPANIES GROWTH FUND - CLASS I
The investment objective of the Fund is long-term capital growth, primarily through investment in common stocks and all types of common stock equivalents, including rights, warrants and preferred stock, of companies of various nations throughout the world. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)
The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND
The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND
The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND
The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.
The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE GROWTH FUND OF AMERICA(R), INC.
The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.
The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND
The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY "FIDELITY HIGH INCOME FUND")
The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, the Company shall no longer permit Contract Owners or Participants to make additional Purchase Payments or to exchange Contract Values into the Fidelity Capital & Income Fund Sub-Account. However, Contract Values held in the Fidelity Capital & Income Fund Sub-Account as of May 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Contract Owner or Participants directs the Company to invest in the Fidelity

Capital & Income Fund Sub-Account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.

The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Contract Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the Net Asset Value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the Variable Account which were purchased from February 1, 1991 to May 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the Variable Account.

                                   APPENDIX B

The information shown below illustrates different Accumulation Unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the Accumulation Unit values for any particular Plan, may be obtained by calling 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.

                         CONDENSED FINANCIAL INFORMATION
  ACCUMULATION UNIT VALUES (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE
                                    PERIOD)

                                     TIER I*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................0.95%


                               ACCUMULATION          ACCUMULATION            NUMBER OF
                                UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                               AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD      YEAR
    ---------------------- --------------------- ---------------------- --------------------- ----------
    AIM                          2.055366              2.309709              4,142,513          1997
                           --------------------- ---------------------- --------------------- ----------
    Constellation Fund -         1.776138              2.055366              6,309,167          1996
                           --------------------- ---------------------- --------------------- ----------
    Institutional Class          1.316836              1.776138              3,214,050          1995
                           --------------------- ---------------------- --------------------- ----------
                                 1.305850              1.316836              1,607,538          1994
                           --------------------- ---------------------- --------------------- ----------
                                 1.120568              1.305850              1,341,351          1993
                           --------------------- ---------------------- --------------------- ----------
                                 1.000000              1.120568                      0          1992
    ---------------------- --------------------- ---------------------- --------------------- ----------
    AIM                          1.627524              2.038970                      0          1997
                           --------------------- ---------------------- --------------------- ----------
    Weingarten  Fund -           1.389659              1.627524              1,300,655          1996
                           --------------------- ---------------------- --------------------- ----------
    Institutional Class          1.035886              1.389659              1,097,067          1995
                           --------------------- ---------------------- --------------------- ----------
                                 1.044414              1.035886                870,956          1994
                           --------------------- ---------------------- --------------------- ----------
                                 1.034606              1.044414                936,998          1993
                           --------------------- ---------------------- --------------------- ----------
                                 1.000000              1.034606                      0          1992
    ---------------------- --------------------- ---------------------- --------------------- ----------
    American Century:            4.562802              5.842997             23,886,079          1997
                           --------------------- ---------------------- --------------------- ----------
    Twentieth Century            4.005400              4.562802             12,224,812          1996
                           --------------------- ---------------------- --------------------- ----------
    Growth                       3.359891              4.005400             37,335,163          1995
                           --------------------- ---------------------- --------------------- ----------
                                 3.443124              3.359891             41,134,943          1994
                           --------------------- ---------------------- --------------------- ----------
                                 3.350122              3.443124             51,977,134          1993
                           --------------------- ---------------------- --------------------- ----------
                                 3.533694              3.350122             58,356,370          1992
                           --------------------- ---------------------- --------------------- ----------
                                 2.110582              3.533694             53,923,483          1991
                           --------------------- ---------------------- --------------------- ----------
                                 2.216085              2.110582             67,311,152          1990
                           --------------------- ---------------------- --------------------- ----------
                                 1.562983              2.216085             49,896,477          1989
                           --------------------- ---------------------- --------------------- ----------
                                 1.536055              1.562983             51,598,758          1988
    ---------------------- --------------------- ---------------------- --------------------- ----------
    American Century:            1.572461              2.058976              1,111,408          1997
                           --------------------- ---------------------- --------------------- ----------
    Twentieth Century            1.331631              1.572461                 41,014          1996
                           --------------------- ---------------------- --------------------- ----------
    Select                       1.095899              1.331631              1,254,199          1995
                           --------------------- ---------------------- --------------------- ----------
                                 1.202996              1.095899                194,231          1994
                           --------------------- ---------------------- --------------------- ----------
                                 1.059075              1.202996                386,750          1993
                           --------------------- ---------------------- --------------------- ----------
                                 1.118927              1.059075                383,487          1992
                           --------------------- ---------------------- --------------------- ----------
                                 1.000000              1.118927                  2,950          1991
    ---------------------- --------------------- ---------------------- --------------------- ----------
    American Century:            2.069865              2.524538            132,438,228          1997
                           --------------------- ---------------------- --------------------- ----------
    Twentieth Century            1.835553              2.069865             70,399,683          1996
                           --------------------- ---------------------- --------------------- ----------
    Ultra                        1.345904              1.835553            105,140,475          1995
                           --------------------- ---------------------- --------------------- ----------
                                 1.409710              1.345904             88,713,416          1994
                           --------------------- ---------------------- --------------------- ----------
                                 1.168340              1.409710             68,551,255          1993
                           --------------------- ---------------------- --------------------- ----------
                                 1.164722              1.168340             33,483,411          1992
                           --------------------- ---------------------- --------------------- ----------
                                 1.000000              1.164722                 11,412          1991
    ---------------------- --------------------- ---------------------- --------------------- ----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                               ACCUMULATION          ACCUMULATION            NUMBER OF
                                UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                               AT BEGINNING             AT END           OUTSTANDING AT THE
            FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD       YEAR
    ---------------------- --------------------- ---------------------- --------------------- -----------
    The Bond Fund                2.155739              2.332586              5,345,075           1997
                           --------------------- ---------------------- --------------------- -----------
    of America(SM), Inc.         2.039710              2.155739              3,518,054           1996
                           --------------------- ---------------------- --------------------- -----------
                                 1.741422              2.039710              7,434,474           1995
                           --------------------- ---------------------- --------------------- -----------
                                 1.850918              1.741422              7,880,903           1994
                           --------------------- ---------------------- --------------------- -----------
                                 1.637181              1.850918              8,560,956           1993
                           --------------------- ---------------------- --------------------- -----------
                                 1.484255              1.637181              6,077,266           1992
                           --------------------- ---------------------- --------------------- -----------
                                 1.238222              1.484255              5,128,071           1991
                           --------------------- ---------------------- --------------------- -----------
                                 1.208717              1.238222              5,102,901           1990
                           --------------------- ---------------------- --------------------- -----------
                                 1.109668              1.208717              3,105,875           1989
                           --------------------- ---------------------- --------------------- -----------
                                 1.011923              1.109668              1,113,940           1988
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Davis New York               1.686019              2.232520                199,664           1997
                           --------------------- ---------------------- --------------------- -----------
    Venture                      1.345221              1.686019              1,180,098           1996
                           --------------------- ---------------------- --------------------- -----------
    Fund, Inc.                   0.966146              1.345221              1,771,764           1995
                           --------------------- ---------------------- --------------------- -----------
                                 0.994508              0.966146                720,917           1994
                           --------------------- ---------------------- --------------------- -----------
                                 1.000000              0.994508                  5,626           1993
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Delaware Group               2.280210              2.935219                 96,261           1997
                           --------------------- ---------------------- --------------------- -----------
    Decatur Fund, Inc. -         1.910384              2.280210                 78,578           1996
                           --------------------- ---------------------- --------------------- -----------
    Decatur Income Fund          1.449372              1.910384                100,636           1995
                           --------------------- ---------------------- --------------------- -----------
    Institutional Class          1.473401              1.449372                104,006           1994
                           --------------------- ---------------------- --------------------- -----------
                                 1.289480              1.473401                281,500           1993
                           --------------------- ---------------------- --------------------- -----------
                                 1.196471              1.289480                162,528           1992
                           --------------------- ---------------------- --------------------- -----------
                                 0.991871              1.196471                106,856           1991
                           --------------------- ---------------------- --------------------- -----------
                                 1.142606              0.991871                 16,158           1990
                           --------------------- ---------------------- --------------------- -----------
                                 1.000000              1.142606                      0           1989
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Dreyfus                      1.159356              1.212149                231,535           1997
                           --------------------- ---------------------- --------------------- -----------
    Cash                         1.110383              1.159356                618,162           1996
                           --------------------- ---------------------- --------------------- -----------
    Management** - Class         1.057458              1.110383              2,561,760           1995
                           --------------------- ---------------------- --------------------- -----------
    A                            1.025704              1.057458              2,324,960           1994
                           --------------------- ---------------------- --------------------- -----------
                                 1.003770              1.025704                 25,763           1993
                           --------------------- ---------------------- --------------------- -----------
                                 1.000000              1.003770                      0           1992
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Dreyfus                      2.756438              3.532278             10,221,038           1997
                           --------------------- ---------------------- --------------------- -----------
    Third Century                2.238323              2.756438              3,824,949           1996
                           --------------------- ---------------------- --------------------- -----------
    Fund, Inc.                   1.663803              2.238323              6,501,520           1995
                           --------------------- ---------------------- --------------------- -----------
                                 1.814915              1.663803              6,965,653           1994
                           --------------------- ---------------------- --------------------- -----------
                                 1.740666              1.814915              8,765,880           1993
                           --------------------- ---------------------- --------------------- -----------
                                 1.723855              1.740666              9,137,872           1992
                           --------------------- ---------------------- --------------------- -----------
                                 1.259983              1.723855              5,165,976           1991
                           --------------------- ---------------------- --------------------- -----------
                                 1.228377              1.259983              4,118,236           1990
                           --------------------- ---------------------- --------------------- -----------
                                 1.057519              1.228377              1,659,197           1989
                           --------------------- ---------------------- --------------------- -----------
                                 0.866121              1.057519                618,691           1988
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Dreyfus S&P 500 Index        1.000000              1.217658             15,653,811           1997
                           --------------------- ---------------------- --------------------- -----------
    Fund
    ---------------------- --------------------- ---------------------- --------------------- -----------
    Evergreen                    1.947502              2.422617              1,909,226           1997
                           --------------------- ---------------------- --------------------- -----------
    Income and Growth            1.741651              1.947502              1,146,375           1996
                           --------------------- ---------------------- --------------------- -----------
    Fund  (formerly              1.419467              1.741651              3,257,653           1995
                           --------------------- ---------------------- --------------------- -----------
    Evergreen Total              1.531292              1.419467              4,439,096           1994
                           --------------------- ---------------------- --------------------- -----------
    Return Fund)                 1.368966              1.531292              7,948,202           1993
                           --------------------- ---------------------- --------------------- -----------
                                 1.256090              1.368966              6,846,744           1992
                           --------------------- ---------------------- --------------------- -----------
                                 1.031024              1.256090              7,328,719           1991
                           --------------------- ---------------------- --------------------- -----------
                                 1.110904              1.031024             13,632,891           1990
                           --------------------- ---------------------- --------------------- -----------
                                 0.959913              1.110904             10,256,138           1989
                           --------------------- ---------------------- --------------------- -----------
                                 0.837244              0.959913              5,595,414           1988
    ---------------------- --------------------- ---------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                             ACCUMULATION         ACCUMULATION            NUMBER OF
                              UNIT VALUE           UNIT VALUE        ACCUMULATION UNITS
                             AT BEGINNING            AT END          OUTSTANDING AT THE
            FUND              OF PERIOD            OF PERIOD          END OF THE PERIOD        YEAR
    --------------------- ------------------- --------------------- ---------------------- --------------
    Federated GNMA             1.292380             1.393241                688,011            1997
                          ------------------- --------------------- ---------------------- --------------
    Trust-                     1.243001             1.292380                548,815            1996
    Institutional         ------------------- --------------------- ---------------------- --------------
    Shares                     1.081229             1.243001                508,686            1995
                          ------------------- --------------------- ---------------------- --------------
                               1.119643             1.081229                422,171            1994
                          ------------------- --------------------- ---------------------- --------------
                               1.061001             1.119643                497,960            1993
                          ------------------- --------------------- ---------------------- --------------
                               1.000000             1.061001                305,851            1992
    --------------------- ------------------- --------------------- ---------------------- --------------
    Federated U.S.             1.144380             1.214470              2,077,904            1997
                          ------------------- --------------------- ---------------------- --------------
    Government                 1.115461             1.144380              1,214,422            1996
                          ------------------- --------------------- ---------------------- --------------
    Securities                 0.991595             1.115461              1,877,483            1995
                          ------------------- --------------------- ---------------------- --------------
    Fund: 2-5 Years -          1.020623             0.991595              1,280,899            1994
                          ------------------- --------------------- ---------------------- --------------
    Institutional Shares       1.000000             1.020623                696,793            1993
    --------------------- ------------------- --------------------- ---------------------- --------------
    Fidelity Asset             1.252704             1.517270              4,375,583            1997
                          ------------------- --------------------- ---------------------- --------------
    Manager(TM)                1.121926             1.252704              2,611,685            1996
                          ------------------- --------------------- ---------------------- --------------
                               0.958564             1.121926              5,838,128            1995
                          ------------------- --------------------- ---------------------- --------------
                               1.036089             0.958564              3,916,306            1994
                          ------------------- --------------------- ---------------------- --------------
                               1.000000             1.036089                 79,714            1993
    --------------------- ------------------- --------------------- ---------------------- --------------
    Fidelity Capital           4.096488             4.654233                294,820            1997
                          ------------------- --------------------- ---------------------- --------------
    & Income Fund              3.712491             4.096488                125,230            1996
                          ------------------- --------------------- ---------------------- --------------
                               3.210584             3.712491                463,343            1995
                          ------------------- --------------------- ---------------------- --------------
                               3.397953             3.210584                561,985            1994
                          ------------------- --------------------- ---------------------- --------------
                               2.746533             3.397953                925,953            1993
                          ------------------- --------------------- ---------------------- --------------
                               2.165417             2.746533              1,032,492            1992
                          ------------------- --------------------- ---------------------- --------------
                               1.684020             2.165417              1,471,867            1991
                          ------------------- --------------------- ---------------------- --------------
                               1.768220             1.684020              4,160,164            1990
                          ------------------- --------------------- ---------------------- --------------
                               1.843890             1.768220              4,943,976            1989
                          ------------------- --------------------- ---------------------- --------------
                               1.653959             1.843890              4,248,205            1988
    --------------------- ------------------- --------------------- ---------------------- --------------
    Fidelity                   2.059778             2.509557             99,795,570            1997
                          ------------------- --------------------- ---------------------- --------------
    Contrafund                 1.705419             2.059778             56,288,590            1996
                          ------------------- --------------------- ---------------------- --------------
                               1.263308             1.705419             62,585,233            1995
                          ------------------- --------------------- ---------------------- --------------
                               1.289799             1.263308             40,927,857            1994
                          ------------------- --------------------- ---------------------- --------------
                               1.072342             1.289799             14,514,807            1993
                          ------------------- --------------------- ---------------------- --------------
                               1.000000             1.072342                186,872            1992
    --------------------- ------------------- --------------------- ---------------------- --------------
    Fidelity                   5.359692             6.900916             42,604,023            1997
                          ------------------- --------------------- ---------------------- --------------
    Equity-Income              4.471070             5.359692             18,493,235            1996
                          ------------------- --------------------- ---------------------- --------------
    Fund                       3.424310             4.471070             35,553,370            1995
                          ------------------- --------------------- ---------------------- --------------
                               3.448520             3.424310             34,056,352            1994
                          ------------------- --------------------- ---------------------- --------------
                               2.869860             3.448520             41,743,016            1993
                          ------------------- --------------------- ---------------------- --------------
                               2.526472             2.869860             36,410,831            1992
                          ------------------- --------------------- ---------------------- --------------
                               1.971024             2.526472             40,239,204            1991
                          ------------------- --------------------- ---------------------- --------------
                               2.314450             1.971024             65,533,870            1990
                          ------------------- --------------------- ---------------------- --------------
                               1.968876             2.314450             62,489,636            1989
                          ------------------- --------------------- ---------------------- --------------
                               1.622650             1.968876             66,300,418            1988
    --------------------- ------------------- --------------------- ---------------------- --------------
    Fidelity                   2.001775             2.581177              3,435,213            1997
                          ------------------- --------------------- ---------------------- --------------
    Growth &                   1.683805             2.001775              4,201,944            1996
                          ------------------- --------------------- ---------------------- --------------
    Income Portfolio           1.255568             1.683805              4,155,413            1995
                          ------------------- --------------------- ---------------------- --------------
                               1.239420             1.255568              2,808,994            1994
                          ------------------- --------------------- ---------------------- --------------
                               1.046808             1.239420              1,219,293            1993
                          ------------------- --------------------- ---------------------- --------------
                               1.000000             1.046808                 85,896            1992
    --------------------- ------------------- --------------------- ---------------------- --------------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION          NUMBER OF
                               UNIT VALUE          UNIT VALUE       ACCUMULATION UNITS
                              AT BEGINNING           AT END         OUTSTANDING AT THE
             FUND               OF PERIOD           OF PERIOD       END OF THE PERIOD         YEAR
     ---------------------- ------------------- ------------------- --------------------- ---------------
     Fidelity  Magellan(R)       1.913110            2.398961           95,356,893             1997
                            ------------------- ------------------- --------------------- ---------------
     Fund                        1.729361            1.913110           56,756,036             1996
                            ------------------- ------------------- --------------------- ---------------
                                 1.275955            1.729361           92,049,788             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.311856            1.275955           68,044,510             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.062405            1.311856           43,203,753             1993
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.062405           10,591,374             1992
     ---------------------- ------------------- ------------------- --------------------- ---------------
     Fidelity OTC Portfolio      1.494616            1.627259                    0             1997
                            ------------------- ------------------- --------------------- ---------------
                                 1.219506            1.494616                    0             1996
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.219506               64,305             1995
     ---------------------- ------------------- ------------------- --------------------- ---------------
     Fidelity Puritan Fund       1.285134            1.557502                    0             1997
                            ------------------- ------------------- --------------------- ---------------
                                 1.126715            1.285134                    0             1996
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.126715                    0             1995
     ---------------------- ------------------- ------------------- --------------------- ---------------
     The Growth                  2.691979            3.382686            4,016,452             1997
                            ------------------- ------------------- --------------------- ---------------
     Fund of                     2.366626            2.691979            2,478,693             1996
                            ------------------- ------------------- --------------------- ---------------
     America(R), Inc.            1.840658            2.366626            6,716,573             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.857739            1.840658            5,646,915             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.638011            1.857739            5,353,392             1993
                            ------------------- ------------------- --------------------- ---------------
                                 1.539692            1.638011            3,840,212             1992
                            ------------------- ------------------- --------------------- ---------------
                                 1.144684            1.539692            1,551,711             1991
                            ------------------- ------------------- --------------------- ---------------
                                 1.205372            1.144684              105,320             1990
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.205372                    0             1989
     ---------------------- ------------------- ------------------- --------------------- ---------------
     The Income                  2.160929            2.614863            7,017,085             1997
                            ------------------- ------------------- --------------------- ---------------
     Fund of                     1.893327            2.160929            5,291,391             1996
                            ------------------- ------------------- --------------------- ---------------
     America(R), Inc.            1.480756            1.893327            8,645,811             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.533299            1.480756            7,829,528             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.357846            1.533299            7,258,704             1993
                            ------------------- ------------------- --------------------- ---------------
                                 1.223786            1.357846            3,016,773             1992
                            ------------------- ------------------- --------------------- ---------------
                                 0.998504            1.223786              631,336             1991
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            0.998504                    0             1990
     ---------------------- ------------------- ------------------- --------------------- ---------------
     INVESCO                     1.678513            2.102364           10,884,376             1997
                            ------------------- ------------------- --------------------- ---------------
     Industrial                  1.451889            1.678513            7,428,110             1996
                            ------------------- ------------------- --------------------- ---------------
     Income Fund, Inc.           1.151056            1.451889           10,632,818             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.208959            1.151056            8,239,738             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.045472            1.208959            3,039,640             1993
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.045472               17,289             1992
     ---------------------- ------------------- ------------------- --------------------- ---------------
     Janus Fund                  1.603290            1.948907           33,709,518             1997
                            ------------------- ------------------- --------------------- ---------------
                                 1.353271            1.603290           15,851,766             1996
                            ------------------- ------------------- --------------------- ---------------
                                 1.055481            1.353271           13,522,743             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.077425            1.055481            7,345,306             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.077425            2,969,768             1993
     ---------------------- ------------------- ------------------- --------------------- ---------------
     Janus Twenty                1.671698            2.147649                7,662             1997
                            ------------------- ------------------- --------------------- ---------------
     Fund                        1.320040            1.671698              149,425             1996
                            ------------------- ------------------- --------------------- ---------------
                                 0.978264            1.320040               31,831             1995
                            ------------------- ------------------- --------------------- ---------------
                                 1.058801            0.978264               11,285             1994
                            ------------------- ------------------- --------------------- ---------------
                                 1.000000            1.058801                    0             1993
     ---------------------- ------------------- ------------------- --------------------- ---------------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                               ACCUMULATION         ACCUMULATION          NUMBER OF
                                UNIT VALUE           UNIT VALUE      ACCUMULATION UNITS
                               AT BEGINNING            AT END        OUTSTANDING AT THE
             FUND                OF PERIOD           OF PERIOD        END OF THE PERIOD         YEAR
     --------------------- ---------------------- ----------------- ---------------------- ---------------
     MAS Funds Fixed            1.229760              1.335173            1,990,827             1997
                           ---------------------- ----------------- ---------------------- ---------------
     Income Portfolio           1.156444              1.229760              718,247             1996
                           ---------------------- ----------------- ---------------------- ---------------
                                0.980782              1.156444              366,064             1995
                           ---------------------- ----------------- ---------------------- ---------------
                                1.000000              0.980782               31,751             1994
     --------------------- ---------------------- ----------------- ---------------------- ---------------
     Massachusetts             10.880822             15.968069              450,089             1997
                           ---------------------- ----------------- ---------------------- ---------------
     Investors Growth           8.942612             10.880822              164,786             1996
                           ---------------------- ----------------- ---------------------- ---------------
     Stock Fund -               7.034148              8.942612              551,377             1995
                           ---------------------- ----------------- ---------------------- ---------------
     Class A                    7.613442              7.034148              604,020             1994
                           ---------------------- ----------------- ---------------------- ---------------
                                6.714892              7.613442              891,831             1993
                           ---------------------- ----------------- ---------------------- ---------------
                                6.368639              6.714892              914,534             1992
                           ---------------------- ----------------- ---------------------- ---------------
                                4.352449              6.368639            1,056,566             1991
                           ---------------------- ----------------- ---------------------- ---------------
                                4.612779              4.352449            1,577,501             1990
                           ---------------------- ----------------- ---------------------- ---------------
                                3.430876              4.612779            1,393,742             1989
                           ---------------------- ----------------- ---------------------- ---------------
                                3.326929              3.430876            2,091,280             1988
     --------------------- ---------------------- ----------------- ---------------------- ---------------
     MFS(R) Growth              7.380232              9.012670            3,078,940             1997
                           ---------------------- ----------------- ---------------------- ---------------
     Opportunities              6.114190              7.380232              843,158             1996
                           ---------------------- ----------------- ---------------------- ---------------
     Fund - Class A             4.589533              6.114190            3,824,999             1995
                           ---------------------- ----------------- ---------------------- ---------------
                                4.834037              4.589533            4,635,532             1994
                           ---------------------- ----------------- ---------------------- ---------------
                                4.200054              4.834037            9,303,110             1993
                           ---------------------- ----------------- ---------------------- ---------------
                                3.936838              4.200054           10,600,796             1992
                           ---------------------- ----------------- ---------------------- ---------------
                                3.246855              3.936838           13,413,614             1991
                           ---------------------- ----------------- ---------------------- ---------------
                                3.427388              3.246855           23,047,089             1990
                           ---------------------- ----------------- ---------------------- ---------------
                                2.692907              3.427388           24,300,466             1989
                           ---------------------- ----------------- ---------------------- ---------------
                                2.493461              2.692907           28,164,998             1988
     --------------------- ---------------------- ----------------- ---------------------- ---------------
     MFS(R) High                5.518160              6.168371              633,922             1997
                           ---------------------- ----------------- ---------------------- ---------------
     Income                     4.949752              5.518160              164,395             1996
                           ---------------------- ----------------- ---------------------- ---------------
     Fund -                     4.265493              4.949752              806,763             1995
                           ---------------------- ----------------- ---------------------- ---------------
     Class A                    4.422523              4.265493              877,250             1994
                           ---------------------- ----------------- ---------------------- ---------------
                                3.739642              4.422523            1,068,154             1993
                           ---------------------- ----------------- ---------------------- ---------------
                                3.225557              3.739642            1,036,507             1992
                           ---------------------- ----------------- ---------------------- ---------------
                                2.186959              3.225557            1,186,991             1991
                           ---------------------- ----------------- ---------------------- ---------------
                                2.651605              2.186959            2,159,639             1990
                           ---------------------- ----------------- ---------------------- ---------------
                                2.731036              2.651605            2,739,257             1989
                           ---------------------- ----------------- ---------------------- ---------------
                                2.453867              2.731036            2,747,679             1988
     --------------------- ---------------------- ----------------- ---------------------- ---------------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.001472             2.166981                 51,355             1997
                           ------------------- -------------------- ----------------------- ---------------
     Bond Fund                  1.991196             2.001472                 26,395             1996
                           ------------------- -------------------- ----------------------- ---------------
                                1.619166             1.991196                 92,001             1995
                           ------------------- -------------------- ----------------------- ---------------
                                1.778765             1.619166                 51,492             1994
                           ------------------- -------------------- ----------------------- ---------------
                                1.621957             1.778765                148,222             1993
                           ------------------- -------------------- ----------------------- ---------------
                                1.516560             1.621957                197,350             1992
                           ------------------- -------------------- ----------------------- ---------------
                                1.309926             1.516560                363,511             1991
                           ------------------- -------------------- ----------------------- ---------------
                                1.222004             1.309926                420,858             1990
                           ------------------- -------------------- ----------------------- ---------------
                                1.114209             1.222004                314,062             1989
                           ------------------- -------------------- ----------------------- ---------------
                                1.039905             1.114209                188,045             1988
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             14.964379            20.697282              3,635,254             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                      12.191058            14.964379              1,316,219             1996
                           ------------------- -------------------- ----------------------- ---------------
                                9.468045            12.191058              2,905,460             1995
                           ------------------- -------------------- ----------------------- ---------------
                                9.502760            9.468045               3,036,527             1994
                           ------------------- -------------------- ----------------------- ---------------
                                8.985447            9.502760               3,690,273             1993
                           ------------------- -------------------- ----------------------- ---------------
                                8.810680            8.985447               4,218,392             1992
                           ------------------- -------------------- ----------------------- ---------------
                                6.830443            8.810680               3,906,633             1991
                           ------------------- -------------------- ----------------------- ---------------
                                6.875188            6.830443               3,792,110             1990
                           ------------------- -------------------- ----------------------- ---------------
                                5.187286            6.875188               2,756,965             1989
                           ------------------- -------------------- ----------------------- ---------------
                                4.485232            5.187286               3,174,211             1988
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.083008            3.854877               2,582,538             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                2.667201            3.083008               1,156,065             1996
                           ------------------- -------------------- ----------------------- ---------------
                                2.092009            2.667201               3,668,270             1995
                           ------------------- -------------------- ----------------------- ---------------
                                2.081399            2.092009               3,759,425             1994
                           ------------------- -------------------- ----------------------- ---------------
                                1.887524            2.081399               5,928,120             1993
                           ------------------- -------------------- ----------------------- ---------------
                                1.792687            1.887524               5,747,753             1992
                           ------------------- -------------------- ----------------------- ---------------
                                1.330199            1.792687               5,108,711             1991
                           ------------------- -------------------- ----------------------- ---------------
                                1.452973            1.330199               7,279,598             1990
                           ------------------- -------------------- ----------------------- ---------------
                                1.276112            1.452973               4,762,338             1989
                           ------------------- -------------------- ----------------------- ---------------
                                1.051373            1.276112               1,947,635             1988
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.884848            3.003821              18,830,414             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market               2.774433            2.884848               7,935,176             1996
                           ------------------- -------------------- ----------------------- ---------------
     Fund***                    2.654661            2.774433              20,350,850             1995
                           ------------------- -------------------- ----------------------- ---------------
                                2.583387            2.654661              18,028,497             1994
                           ------------------- -------------------- ----------------------- ---------------
                                2.542721            2.583387              20,122,594             1993
                           ------------------- -------------------- ----------------------- ---------------
                                2.487178            2.542721              22,067,362             1992
                           ------------------- -------------------- ----------------------- ---------------
                                2.377082            2.487178              33,612,374             1991
                           ------------------- -------------------- ----------------------- ---------------
                                2.224557            2.377082              48,721,235             1990
                           ------------------- -------------------- ----------------------- ---------------
                                2.062504            2.224557              43,599,432             1989
                           ------------------- -------------------- ----------------------- ---------------
                                1.944054            2.062504              39,596,561             1988
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Neuberger & Berman         1.365700            1.595471                 614,486             1997
                           ------------------- -------------------- ----------------------- ---------------
     Guardian Fund, Inc.        1.169665            1.365700                       0             1996
                           ------------------- -------------------- ----------------------- ---------------
                                1.000000            1.696655                       0             1995
     --------------------- ------------------- -------------------- ----------------------- ---------------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                             ACCUMULATION            ACCUMULATION             NUMBER OF
                              UNIT VALUE              UNIT VALUE          ACCUMULATION UNITS
                             AT BEGINNING               AT END            OUTSTANDING AT THE
            FUND               OF PERIOD              OF PERIOD           END OF THE PERIOD      YEAR
    --------------------- -------------------- ------------------------- --------------------- ----------
    Neuberger &                2.458922                3.146989                  39,662           1997
                          -------------------- ------------------------- --------------------- ----------
    Berman Manhattan           2.259932                2.458922                 119,922           1996
                          -------------------- ------------------------- --------------------- ----------
    Fund, Inc.                 1.741549                2.259932                 394,751           1995
                          -------------------- ------------------------- --------------------- ----------
                               1.823796                1.741549                 406,054           1994
                          -------------------- ------------------------- --------------------- ----------
                               1.673695                1.823796                 317,549           1993
                          -------------------- ------------------------- --------------------- ----------
                               1.434738                1.673695                  56,526           1992
                          -------------------- ------------------------- --------------------- ----------
                               1.106565                1.434738                   7,124           1991
                          -------------------- ------------------------- --------------------- ----------
                               1.214940                1.106565                       0           1990
                          -------------------- ------------------------- --------------------- ----------
                               1.000000                1.214940                       0           1989
    --------------------- -------------------- ------------------------- --------------------- ----------
    Neuberger & Berman         1.139543                1.458745               1,370,455           1997
                          -------------------- ------------------------- --------------------- ----------
    Partners Fund, Inc.        1.000000                1.139543                       0           1996
                          -------------------- ------------------------- --------------------- ----------
                                 ****                    ****                      ****           1995
    --------------------- -------------------- ------------------------- --------------------- ----------
    Putnam                    13.594501               18.110411               2,476,574          1997
                          -------------------- ------------------------- --------------------- ----------
    Investors                 11.305164               13.594501                 713,005          1996
                          -------------------- ------------------------- --------------------- ----------
    Fund -                     8.297318               11.305164               3,422,356          1995
                          -------------------- ------------------------- --------------------- ----------
    Class A                    8.652501                8.297318               3,674,131          1994
                          -------------------- ------------------------- --------------------- ----------
                               7.410567                8.652501               4,311,483          1993
                          -------------------- ------------------------- --------------------- ----------
                               6.934213                7.410567               4,294,647          1992
                          -------------------- ------------------------- --------------------- ----------
                               5.445269                6.934213               4,745,398          1991
                          -------------------- ------------------------- --------------------- ----------
                               5.654203                5.445269               6,112,297          1990
                          -------------------- ------------------------- --------------------- ----------
                               4.262206                5.654203               5,893,052          1989
                          -------------------- ------------------------- --------------------- ----------
                               4.003173                4.262206               9,986,301          1988
    --------------------- -------------------- ------------------------- --------------------- ----------
    Putnam Voyager             3.074879                3.837109              35,911,119           1997
                          -------------------- ------------------------- --------------------- ----------
    Fund - Class A             2.752130                3.074879              18,151,250           1996
                          -------------------- ------------------------- --------------------- ----------
                               1.982311                2.752130              21,036,155           1995
                          -------------------- ------------------------- --------------------- ----------
                               1.992379                1.982311              14,803,070           1994
                          -------------------- ------------------------- --------------------- ----------
                               1.698751                1.992379              11,820,145           1993
                          -------------------- ------------------------- --------------------- ----------
                               1.563079                1.698751               7,640,204           1992
                          -------------------- ------------------------- --------------------- ----------
                               1.049811                1.563079               4,622,048           1991
                          -------------------- ------------------------- --------------------- ----------
                               1.000000                1.049811                 290,518           1990
    --------------------- -------------------- ------------------------- --------------------- ----------
    SEI Index                  2.962497                3.905079               3,892,401           1997
                          -------------------- ------------------------- --------------------- ----------
    Funds - S&P 500            2.439184                2.962497                 524,069           1996
                          -------------------- ------------------------- --------------------- ----------
    Index Portfolio            1.792835                2.439184               1,072,618           1995
                          -------------------- ------------------------- --------------------- ----------
                               1.792223                1.792835                 722,997           1994
                          -------------------- ------------------------- --------------------- ----------
                               1.647325                1.792223                 509,498           1993
                          -------------------- ------------------------- --------------------- ----------
                               1.548965                1.647325                 257,368           1992
                          -------------------- ------------------------- --------------------- ----------
                               1.203412                1.548965                 121,485           1991
                          -------------------- ------------------------- --------------------- ----------
                               1.254560                1.203412                     509           1990
                          -------------------- ------------------------- --------------------- ----------
                               1.000000                1.254560                       0           1989
    --------------------- -------------------- ------------------------- --------------------- ----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                                ACCUMULATION          ACCUMULATION             NUMBER OF
                                 UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                                AT BEGINNING             AT END           OUTSTANDING AT THE
             FUND                OF PERIOD              OF PERIOD          END OF THE PERIOD      YEAR
    ----------------------- --------------------- ---------------------- ---------------------- ---------
    Seligman                     10.720312              12.541848                227,045          1997
                            --------------------- ---------------------- ---------------------- ---------
    Growth                        8.934609              10.720312                105,249          1996
                            --------------------- ---------------------- ---------------------- ---------
    Fund, Inc. -                  7.020585              8.934609                 277,527          1995
                            --------------------- ---------------------- ---------------------- ---------
    Class A                       7.370495              7.020585                 299,685          1994
                            --------------------- ---------------------- ---------------------- ---------
                                  6.989639              7.370495                 513,220          1993
                            --------------------- ---------------------- ---------------------- ---------
                                  6.340967              6.989639                 555,163          1992
                            --------------------- ---------------------- ---------------------- ---------
                                  4.611005              6.340967                 685,494          1991
                            --------------------- ---------------------- ---------------------- ---------
                                  4.910683              4.611005                 977,515          1990
                            --------------------- ---------------------- ---------------------- ---------
                                  3.714452              4.910683                 916,525          1989
                            --------------------- ---------------------- ---------------------- ---------
                                  3.491789              3.714452               1,189,216          1988
    ----------------------- --------------------- ---------------------- ---------------------- ---------
    Strong                        1.569484              1.928035                       0          1997
                            --------------------- ---------------------- ---------------------- ---------
    Common Stock                  1.315349              1.569484               2,665,795          1996
                            --------------------- ---------------------- ---------------------- ---------
    Fund, Inc.                    1.002820              1.315349               1,353,697          1995
                            --------------------- ---------------------- ---------------------- ---------
                                  1.017301              1.002820                 742,264          1994
                            --------------------- ---------------------- ---------------------- ---------
                                  1.000000              1.017301                  16,364          1993
    ----------------------- --------------------- ---------------------- ---------------------- ---------
    T. Rowe Price                 1.812062              1.843420              16,365,466          1997
                            --------------------- ---------------------- ---------------------- ---------
    International                 1.577274              1.812062               8,220,403          1996
                            --------------------- ---------------------- ---------------------- ---------
    Stock Fund(R)                 1.429428              1.577274              22,425,072          1995
                            --------------------- ---------------------- ---------------------- ---------
                                  1.454045              1.429428              18,673,315          1994
                            --------------------- ---------------------- ---------------------- ---------
                                  1.047655              1.454045              11,658,962          1993
                            --------------------- ---------------------- ---------------------- ---------
                                  1.095728              1.047655               4,370,293          1992
                            --------------------- ---------------------- ---------------------- ---------
                                  0.954695              1.095728               2,239,924          1991
                            --------------------- ---------------------- ---------------------- ---------
                                  1.000000              0.954695                 441,232          1990
    ----------------------- --------------------- ---------------------- ---------------------- ---------
    Templeton                     1.774294              1.874393              43,044,777          1997
                            --------------------- ---------------------- ---------------------- ---------
    Foreign                       1.518092              1.774294              27,327,650          1996
                            --------------------- ---------------------- ---------------------- ---------
    Fund - Class I                1.378759              1.518092              32,915,364          1995
                            --------------------- ---------------------- ---------------------- ---------
                                  1.387073              1.378759              25,358,639          1994
                            --------------------- ---------------------- ---------------------- ---------
                                  1.023491              1.387073               6,636,629          1993
                            --------------------- ---------------------- ---------------------- ---------
                                  1.000000              1.023491                       0          1992
    ----------------------- --------------------- ---------------------- ---------------------- ---------
    Templeton                     1.802963              1.912073                       0          1997
                            --------------------- ---------------------- ---------------------- ---------
    Smaller Companies             1.490946              1.802963                 524,340          1996
                            --------------------- ---------------------- ---------------------- ---------
    Growth Fund - Class I         1.279328              1.490946                 382,441          1995
                            --------------------- ---------------------- ---------------------- ---------
                                  1.353616              1.279328                 225,110          1994
                            --------------------- ---------------------- ---------------------- ---------
                                  1.036433              1.353616                 117,690          1993
                            --------------------- ---------------------- ---------------------- ---------
                                  1.000000              1.036433                       0          1992
    ----------------------- --------------------- ---------------------- ---------------------- ---------

*For Plans converted to a Variable Account Annual Expense Fee of 0.95% of
 average net assets on June 30, 1996.
**The 7-day yield on the Dreyfus Cash Management - Class A as of December 31,
  1997 was 3.83%.
***The 7-day yield on the Nationwide Money Market Fund as of December 31, 1997
   was 4.23%.
****Unit information is not available for the year 1995.

Accumulation Unit Value information is not available for American Century:
Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIa*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.................................0.90%


                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            4.563176              5.846396              3,903,936           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century            4.005400              4.563176              4,398,109           1996
                            -------------------- ---------------------- --------------------- -----------
    Growth Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            2.070035              2.526007             19,732,726           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century Fund       1.835553              2.070035             18,056,950           1996
                            -------------------- ---------------------- --------------------- -----------
    Ultra
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Bond Fund                2.155938              2.333980                844,897           1997
                            -------------------- ---------------------- --------------------- -----------
    of America(SM), Inc.         2.128763              2.155938              1,040,496           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Davis New York               1.686157              2.233818                199,664           1997
                            -------------------- ---------------------- --------------------- -----------
    Venture                      1.580715              1.686157                133,664           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Delaware Group               2.280397              2.936925                 15,400           1997
                            -------------------- ---------------------- --------------------- -----------
    Decatur Fund, Inc. -         2.186556              2.280397                 13,782           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus                      1.159453              1.212863                231,535           1997
                            -------------------- ---------------------- --------------------- -----------
    Cash Management              1.151569              1.159453                377,565           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus S&P 500 Index        1.000000              1.218064              3,436,138           1997
    Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus                      2.756663              3.534332              1,286,026           1997
                            -------------------- ---------------------- --------------------- -----------
    Third Century                2.699982              2.756663                967,536           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Evergreen                    1.947661              2.424026                388,299           1997
                            -------------------- ---------------------- --------------------- -----------
    Income and Growth            1.875063              1.947661                470,751           1996
                            -------------------- ---------------------- --------------------- -----------
    Fund (formerly
                            -------------------- ---------------------- --------------------- -----------
    "Evergreen Total
                            -------------------- ---------------------- --------------------- -----------
    Return
                            -------------------- ---------------------- --------------------- -----------
    Fund")
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Federated U.S.               1.144477              1.215186                323,646           1997
                            -------------------- ---------------------- --------------------- -----------
    Government                   1.140767              1.144477                342,284           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Asset               1.252806              1.518153                633,745           1997
                            -------------------- ---------------------- --------------------- -----------
    Manager(TM)                  1.214007              1.252806                671,795           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Capital             4.096833              4.656974                 36,724           1997
                            -------------------- ---------------------- --------------------- -----------
    & Income Fund                4.015008              4.096833                 77,649           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity                     2.059947              2.511017             15,968,503           1997
                            -------------------- ---------------------- --------------------- -----------
    Contrafund                   1.953469              2.059947             13,231,488           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity                     5.360130              6.904928              7,169,293           1997
                            -------------------- ---------------------- --------------------- -----------
    Equity-Income                5.110007              5.360130              6,443,316           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Magellan(R)         1.913267              2.400356             11,589,048           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund                         1.831563              1.913267             11,002,403           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Growth                   2.692199              3.384653                650,012           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund of America              2.519027              2.692199                553,730           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Income                   2.161106              2.616384              1,325,543           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund of America              2.072384              2.161106              1,137,681           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    INVESCO                      1.678650              2.103587              1,917,268           1997
                            -------------------- ---------------------- --------------------- -----------
    Industrial                   1.613178              1.678650              1,639,958           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Janus Fund                   1.603421              1.950041              5,595,764           1997
                            -------------------- ---------------------- --------------------- -----------
                                 1.550403              1.603421              4,109,624           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MAS Funds Fixed              1.229861              1.335950                296,496           1997
                            -------------------- ---------------------- --------------------- -----------
    Income Portfolio             1.215745              1.229861                193,871           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) Growth                7.380837              9.017913                317,319           1997
                            -------------------- ---------------------- --------------------- -----------
    Opportunities                7.065737              7.380837                361,634           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) High                  5.518624              6.172004                 25,730           1997
                            -------------------- ---------------------- --------------------- -----------
    Income                       5.541012              5.518624                 41,389           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             10.881713            15.977352                 19,733             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth          10.489691            10.881713                 13,452             1996
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             14.965604            20.709316                509,179             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                      14.282052            14.965604                336,341             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.083261             3.857119                357,289             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                2.916856             3.083261                386,199             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.885091             3.005590              6,441,740             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market               2.867462             2.885091              6,749,071             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    13.595614            18.120944                133,581             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors                 13.246208            13.595614                153,709             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.075131             3.839341              5,930,438             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A             3.055821             3.075131              5,117,342             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     SEI Index                  2.962740             3.907349                 52,580             1997
                           ------------------- -------------------- ----------------------- ---------------
     Funds - S&P 500            2.823355             2.962740                 71,085             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Seligman                  10.721190            12.549144                 10,649             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund, Inc.         10.356946            10.721190                 17,582             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.812210             1.844492              1,859,130             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock       1.7255780             1.812210              1,718,457             1996
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.774439             1.875484              7,960,130             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign Fund               1.678650             1.774439              6,594,135             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------

*For Plans that converted from a Variable Account Annual Expense Fee of
 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on June 30, 1996.
**Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IIb*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.....................................0.90%


                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            4.764579              5.844955                337,408           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century
                            -------------------- ---------------------- --------------------- -----------
    Growth Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            2.136815              2.525385              2,468,617           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century Ultra
                            -------------------- ---------------------- --------------------- -----------
    Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Bond Fund                2.179712              2.333393                110,244           1997
                            -------------------- ---------------------- --------------------- -----------
    of America(SM), Inc.
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Delaware Group               2.413880              2.936202                    262           1997
                            -------------------- ---------------------- --------------------- -----------
    Decatur Fund, Inc. -
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus S&P 500 Index        1.000000              1.218064                287,240           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus                      2.906659              3.533462                196,674           1997
                            -------------------- ---------------------- --------------------- -----------
    Third Century
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Evergreen                    1.944620              2.423429                 62,878           1997
                            -------------------- ---------------------- --------------------- -----------
    Income and Growth
                            -------------------- ---------------------- --------------------- -----------
    Fund (formerly
                            -------------------- ---------------------- --------------------- -----------
    "Evergreen Total Return
                            -------------------- ---------------------- --------------------- -----------
     Fund")
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Federated U.S.               1.152244              1.214882                 76,514           1997
                            -------------------- ---------------------- --------------------- -----------
    Government
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Asset               1.290308              1.517779                 45,091           1997
                            -------------------- ---------------------- --------------------- -----------
    Manager(TM)
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Capital             4.129100              4.655810                    386           1997
                            -------------------- ---------------------- --------------------- -----------
    & Income Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity                     2.065778              2.510398              2,303,992           1997
                            -------------------- ---------------------- --------------------- -----------
    Contrafund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity                     5.625012              6.903229                617,355           1997
                            -------------------- ---------------------- --------------------- -----------
    Equity-Income
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Magellan(R)         1.980875              2.399765              1,313,023           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Growth                   2.787163              3.383820                 50,498           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund of America
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Income                   2.223220              2.615739                129,547           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund of America
    ----------------------- -------------------- ---------------------- --------------------- -----------
    INVESCO                      1.766394              2.103069                264,870           1997
                            -------------------- ---------------------- --------------------- -----------
    Industrial
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Janus Fund                   1.648584              1.949561                820,870           1997
                            -------------------- ---------------------- --------------------- -----------

    ----------------------- -------------------- ---------------------- --------------------- -----------
    MAS Funds Fixed              1.244949               1.335621                10,073           1997
                            -------------------- ---------------------- --------------------- -----------
    Income Portfolio
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) Growth                7.657658               9.015691                 28,071           1997
                            -------------------- ---------------------- --------------------- -----------
    Opportunities
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) High                  5.601820               6.170461                  2,719           1997
                            -------------------- ---------------------- --------------------- -----------
    Income
    ----------------------- -------------------- ---------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             12.096499            15.973419                  3,342             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             16.371504            20.704221                 74,871             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.186783            3.856169                  26,821             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.922724            3.004839                 116,705             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    14.537628            18.116482                 10,065             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.040484            3.838394                 682,444             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.829926            1.844038                 233,087             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.848961            1.875022               1,104,154             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------

*For Plans that converted from a Variable Account Annual Expense Fee of
 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.90% of average net assets on December 31, 1996.
**Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                   TIER IIIa*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE......................................0.80%

                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------- --------------------- --------------------- --------------------- -----------
    American Century:             4.563925              5.853199             1,540,193           1997
                            --------------------- --------------------- --------------------- -----------
    Twentieth Century             4.555198              4.563925             1,586,526           1996
                            --------------------- --------------------- --------------------- -----------
    Growth Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    American Century:             2.070374              2.528946            11,990,091           1997
                            --------------------- --------------------- --------------------- -----------
    Twentieth Century Ultra       2.055822              2.070374             9,866,856           1996
                            --------------------- --------------------- --------------------- -----------
    Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Bond Fund                 2.156336              2.336766               379,522           1997
                            --------------------- --------------------- --------------------- -----------
    of America(SM), Inc.          2.128822              2.156336               281,942           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Delaware Group                2.280770              2.940341                 6,036           1997
                            --------------------- --------------------- --------------------- -----------
    Decatur Income Fund,          2.186573              2.280770                 5,492           1996
                            --------------------- --------------------- --------------------- -----------
    Inc. -
    ----------------------- --------------------- --------------------- --------------------- -----------
    Dreyfus                       2.757115              3.538445               912,241           1997
                            --------------------- --------------------- --------------------- -----------
    Third Century                 2.700004              2.757115               603,861           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Dreyfus S&P 500 Index         1.000000              1.218878             2,297,690           1997
                            --------------------- --------------------- --------------------- -----------
    Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    Evergreen                     1.947980              2.426846                79,190           1997
                            --------------------- --------------------- --------------------- -----------
    Income and Growth             1.875078              1.947980                78,598           1996
                            --------------------- --------------------- --------------------- -----------
    Fund (formerly
                            --------------------- --------------------- --------------------- -----------
    "Evergreen Total Return
                            --------------------- --------------------- --------------------- -----------
    Fund")
    ----------------------- --------------------- --------------------- --------------------- -----------
    Federated U.S.                1.144669              1.216616               188,738           1997
                            --------------------- --------------------- --------------------- -----------
    Government                    1.140779              1.144669               104,682           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity Asset                1.253012              1.519919               299,273           1997
                            --------------------- --------------------- --------------------- -----------
    Manager(TM)                   1.214017              1.253012               269,853           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity Capital              4.097522              4.662457                22,232           1997
                            --------------------- --------------------- --------------------- -----------
    & Income Fund                 4.015052              4.097522                23,351           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity                      2.060284              2.513939             9,637,261           1997
                            --------------------- --------------------- --------------------- -----------
    Contrafund                    1.953485              2.060284             7,230,068           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity                      5.361008              6.912960             3,057,190           1997
                            --------------------- --------------------- --------------------- -----------
    Equity-Income                 5.110048              5.361008             2,555,440           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity  Magellan(R)         1.913580              2.403149             6,180,393           1997
                            --------------------- --------------------- --------------------- -----------
    Fund                          1.831578              1.913580             5,622,628           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Growth                    2.692640              3.388591               496,036           1997
                            --------------------- --------------------- --------------------- -----------
    Fund of America               2.519048              2.692640               441,833           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Income                    2.161460              2.619427               490,571           1997
                            --------------------- --------------------- --------------------- -----------
    Fund of America               2.072401              2.161460               367,278           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    INVESCO                       1.678925              2.106034               473,406           1997
                            --------------------- --------------------- --------------------- -----------
    Industrial                    1.613191              1.678925               309,576           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    Janus Fund                    1.603684              1.952310             2,423,723           1997
                            --------------------- --------------------- --------------------- -----------
                                  1.550416              1.603684             1,634,700           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    MAS Funds Fixed               1.230062              1.337506               248,580           1997
                            --------------------- --------------------- --------------------- -----------
    Income Portfolio              1.215755              1.230062                87,227           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    MFS(R) Growth                 7.382046              9.028407               178,707           1997
                            --------------------- --------------------- --------------------- -----------
    Opportunities                 7.065795              7.382046               181,406           1996
    ----------------------- --------------------- --------------------- --------------------- -----------
    MFS(R) High                   5.519552              6.179271                 6,564           1997
                            --------------------- --------------------- --------------------- -----------
    Income                        5.410180              5.519552                 6,455           1996
    ----------------------- --------------------- --------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             10.883496            15.995935                 12,152             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth          10.489775            10.883496                 11,971             1996
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             14.968055            20.733404                329,293             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                      14.282168            14.968055                195,684             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.083766             3.861607                 93,047             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                2.916880             3.083766                 96,156             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.885576             3.009129                909,979             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market               2.867493             2.885576                901,408             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    13.597842            18.142029                 39,280             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors                 13.246316            13.597842                 38,905             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.075635             3.843809              3,166,939             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A             3.055846             3.075635              2,559,117             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Seligman                  10.722947            12.563748                  2,475             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth                    10.357031            10.722947                  2,396             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.812507             1.846640              1,036,525             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock        1.725811             1.812507                931,357             1996
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.774730             1.877667              2,623,603             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign                    1.678664             1.774730              2,061,896             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------

   *For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on June 30, 1996.
   **Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                   TIER IIIb*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE......................................0.80%


                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------- --------------------- --------------------- --------------------- -----------
    American Century:             4.765845              5.850316               105,486           1997
                            --------------------- --------------------- --------------------- -----------
    Twentieth Century
                            --------------------- --------------------- --------------------- -----------
    Growth Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    American Century:             2.137347              2.527701               322,005           1997
                            --------------------- --------------------- --------------------- -----------
    Twentieth Century Ultra
                            --------------------- --------------------- --------------------- -----------
    Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Bond Fund                 2.180297              2.335593                10,951           1997
                            --------------------- --------------------- --------------------- -----------
    of America(SM), Inc.
    ----------------------- --------------------- --------------------- --------------------- -----------
    Dreyfus S&P 500 Index         1.000000              1.218878                36,388           1997
                            --------------------- --------------------- --------------------- -----------
    Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    Dreyfus                       2.907383              3.536702                20,119           1997
                            --------------------- --------------------- --------------------- -----------
    Third Century
    ----------------------- --------------------- --------------------- --------------------- -----------
    Evergreen                     1.945105              2.425651                 9,663           1997
                            --------------------- --------------------- --------------------- -----------
    Income and Growth
                            --------------------- --------------------- --------------------- -----------
    Fund (formerly
                            --------------------- --------------------- --------------------- -----------
    "Evergreen Total Return
                            --------------------- --------------------- --------------------- -----------
    Fund")
    ----------------------- --------------------- --------------------- --------------------- -----------
    Federated U.S.                1.152535              1.216009                 1,612           1997
                            --------------------- --------------------- --------------------- -----------
    Government
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity Asset                1.290630              1.519171                62,190           1997
                            --------------------- --------------------- --------------------- -----------
    Manager(TM)
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity Capital              4.130144              4.660128                39,699           1997
                            --------------------- --------------------- --------------------- -----------
    & Income Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity                      2.066293              2.512701               186,236           1997
                            --------------------- --------------------- --------------------- -----------
    Contrafund
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity                      5.626412              6.909557               189,228           1997
                            --------------------- --------------------- --------------------- -----------
    Equity-Income
    ----------------------- --------------------- --------------------- --------------------- -----------
    Fidelity  Magellan(R)         1.981369              2.401965               244,774           1997
                            --------------------- --------------------- --------------------- -----------
    Fund
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Growth                    2.787858              3.386923                 6,443           1997
                            --------------------- --------------------- --------------------- -----------
    Fund of America
    ----------------------- --------------------- --------------------- --------------------- -----------
    The Income                    2.223774              2.618138                24,783           1997
                            --------------------- --------------------- --------------------- -----------
    Fund of America
    ----------------------- --------------------- --------------------- --------------------- -----------
    INVESCO                       1.766834              2.104998                 5,633           1997
                            --------------------- --------------------- --------------------- -----------
    Industrial
    ----------------------- --------------------- --------------------- --------------------- -----------
    Janus Fund                    1.648995              1.951349               174,631           1997
                            --------------------- --------------------- --------------------- -----------

    ----------------------- --------------------- --------------------- --------------------- -----------
    MAS Funds Fixed              1.245259               1.336847                 3,162           1997
                            --------------------- --------------------- --------------------- -----------
    Income Portfolio
    ----------------------- --------------------- --------------------- --------------------- -----------
    MFS(R) Growth                 7.659566              9.023960                36,452           1997
                            --------------------- --------------------- --------------------- -----------
    Opportunities
    ----------------------- --------------------- --------------------- --------------------- -----------
    MFS(R) High                   5.603237              6.176184                16,908           1997
                            --------------------- --------------------- --------------------- -----------
    Income
    ----------------------- --------------------- --------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             12.099510            15.988060                    150             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             16.375580            20.723203                 16,906             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.187577             3.859705                 22,824             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.923463             3.007626                 68,201             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    14.541250            18.133095                  9,478             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.041242             3.841914                 95,529             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Seligman                  10.981630            12.557561                  6,424             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.830382             1.845731                 15,280             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.849421             1.876743                147,481             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign
     --------------------- ------------------- -------------------- ----------------------- ---------------

   *For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.80% of average net assets on December 31, 1996.
   **Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                    TIER IV*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE...................................0.70%


                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE       ACCUMULATION UNITS
                                AT BEGINNING             AT END         OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD      YEAR
    ----------------------- --------------------- --------------------- -------------------- ------------
    American Century:             4.564673              5.860011              758,360           1997
                            --------------------- --------------------- -------------------- ------------
    Twentieth Century             4.555235              4.564673              735,112           1996
                            --------------------- --------------------- -------------------- ------------
    Growth Fund
    ----------------------- --------------------- --------------------- -------------------- ------------
    American Century:             1.573105              2.064969            1,088,027           1997
                            --------------------- --------------------- -------------------- ------------
    Twentieth Century             1.528629              1.573105              949,150           1996
                            --------------------- --------------------- -------------------- ------------
    Select Fund
    ----------------------- --------------------- --------------------- -------------------- ------------
    American Century:             2.070713              2.531889            4,964,637           1997
                            --------------------- --------------------- -------------------- ------------
    Twentieth Century Ultra       2.055839              2.070713            3,956,021           1996
                            --------------------- --------------------- -------------------- ------------
    Fund
    ----------------------- --------------------- --------------------- -------------------- ------------
    The Bond Fund                 2.156734              2.339554               55,496           1997
                            --------------------- --------------------- -------------------- ------------
    of America(SM), Inc.          2.128881              2.156734               46,844           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Dreyfus S&P 500 Index         1.000000              1.219691            1,092,654           1997
                            --------------------- --------------------- -------------------- ------------
    Fund
    ----------------------- --------------------- --------------------- -------------------- ------------
    Dreyfus                       2.757567              3.542562              428,452           1997
                            --------------------- --------------------- -------------------- ------------
    Third Century                 2.700026              2.757567              244,163           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Evergreen                     1.948299              2.429669               21,853           1997
                            --------------------- --------------------- -------------------- ------------
    Income and Growth             1.875094              1.948299               27,416           1996
                            --------------------- --------------------- -------------------- ------------
    Fund (formerly
                            --------------------- --------------------- -------------------- ------------
    "Evergreen Total Return
                            --------------------- --------------------- -------------------- ------------
    Fund")
    ----------------------- --------------------- --------------------- -------------------- ------------
    Federated U.S.                1.144861              1.218047              114,003           1997
                            --------------------- --------------------- -------------------- ------------
    Government                    1.140792              1.144861              104,637           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Fidelity Asset                1.253217              1.521688              538,872           1997
                            --------------------- --------------------- -------------------- ------------
    Manager(TM)                   1.214027              1.253217              456,745           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Fidelity Capital              4.098210              4.667941               22,307           1997
                            --------------------- --------------------- -------------------- ------------
    & Income Fund                 4.015097              4.098210               22,770           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Fidelity                      2.060621              2.516865            4,750,222           1997
                            --------------------- --------------------- -------------------- ------------
    Contrafund                    1.953501              2.060621            3,683,606           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Fidelity                      5.361886              6.921001            2,389,431           1997
                            --------------------- --------------------- -------------------- ------------
    Equity-Income                 5.110090              5.361886            1,989,159           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Fidelity  Magellan(R)         1.913894              2.405944            3,706,622           1997
                            --------------------- --------------------- -------------------- ------------
    Fund                          1.831593              1.913894            3,295,811           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    The Growth                    2.693081              3.392534              170,540            1997
                            --------------------- --------------------- -------------------- ------------
    Fund of America               2.519069              2.693081              158,421            1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    The Income                    2.161814              2.622475              294,406            1997
                            --------------------- --------------------- -------------------- ------------
    Fund of America               2.072418              2.161814              246,997            1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    INVESCO                       1.679200              2.108484              473,795           1997
                            --------------------- --------------------- -------------------- ------------
    Industrial                    1.613204              1.679200              346,238           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    Janus Fund                    1.603947              1.954582            2,404,760           1997
                            --------------------- --------------------- -------------------- ------------
                                  1.550428              1.603947            1,696,374           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    MAS Funds Fixed               1.230264              1.339063               91,023           1997
                            --------------------- --------------------- -------------------- ------------
    Income Portfolio              1.215765              1.230264               27,573           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    MFS(R) Growth                 7.383255              9.038914                5,735           1997
                            --------------------- --------------------- -------------------- ------------
    Opportunities                 7.065853              7.383255                7,294           1996
    ----------------------- --------------------- --------------------- -------------------- ------------
    MFS(R) High                   5.520479              6.186539                  105           1997
                            --------------------- --------------------- -------------------- ------------
    Income                        5.410240              5.520479                  130           1996
    ----------------------- --------------------- --------------------- -------------------- ------------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             10.885279            16.014540                    285             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth          10.489862            10.885279                    280             1996
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             14.970505            20.757521                142,531             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                      14.282285            14.970505                 54,398             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.084270             3.866100                339,294             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                2.916904             3.084270                286,704             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.886060             3.012668                985,611             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market               2.867525             2.886060              1,141,686             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    13.600069            18.163138                  4,776             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors                 13.246425            13.600069                  4,735             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.076140             3.848283              2,223,516             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A             3.055871             3.076140              1,979,411             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Seligman                  10.724703            12.578369                    684             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth                    10.357115            10.724703                    684             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.812803             1.848790                783,958             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock        1.725825             1.812803                881,585             1996
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.775020             1.879853              1,763,615             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign                    1.678677             1.775020              1,461,504             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------

   *For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.70% of average net assets on June 30, 1996.
   **Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                                     TIER V*

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.....................................0.65%


                                ACCUMULATION          ACCUMULATION           NUMBER OF
                                 UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                                AT BEGINNING             AT END          OUTSTANDING AT THE
             FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD       YEAR
    ----------------------- -------------------- ---------------------- --------------------- -----------
    AIM Equity Funds,            2.057438              2.318983              2,389,104           1997
    Inc. -
                            -------------------- ---------------------- --------------------- -----------
    AIM Constellation Fund       1.897355              2.057438              1,258,757           1996
                            -------------------- ---------------------- --------------------- -----------
    - Institutional Class
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            4.567407              5.866443              6,244,941           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century            4.139808              4.567401              6,000,935           1996
                            -------------------- ---------------------- --------------------- -----------
    Growth Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    American Century:            2.071951              2.534668             19,414,868           1997
                            -------------------- ---------------------- --------------------- -----------
    Twentieth Century Ultra      1.858002              2.071951             16,258,739           1996
                            -------------------- ---------------------- --------------------- -----------
    Fund
    ----------------------- -------------------- ---------------------- --------------------- -----------
    The Bond Fund                2.158056              2.342166                736,645           1997
                            -------------------- ---------------------- --------------------- -----------
    of America(SM), Inc.         2.057925              2.158056                471,875           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Dreyfus                      2.759214              3.546449              2,302,999           1997
                            -------------------- ---------------------- --------------------- -----------
    Third Century                2.421004              2.759214              1,592,562           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Evergreen                    1.949465              2.432337                433,149           1997
                            -------------------- ---------------------- --------------------- -----------
    Income and Growth            1.797507              1.949465                494,994           1996
                            -------------------- ---------------------- --------------------- -----------
    Fund (formerly
                            -------------------- ---------------------- --------------------- -----------
    "Evergreen Total Return
                            -------------------- ---------------------- --------------------- -----------
    Fund")
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Capital             4.100654              4.673077                 70,677           1997
                            -------------------- ---------------------- --------------------- -----------
    & Income Fund                3.891882              4.100654                 84,610           1996
                            -------------------- ---------------------- --------------------- -----------
    Fidelity                     2.061853              2.519627              3,990,922           1997
                            -------------------- ---------------------- --------------------- -----------
    Contrafund                   1.834521              2.061853              1,600,079           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity                     5.365090              6.928596              7,574,670           1997
                            -------------------- ---------------------- --------------------- -----------
    Equity-Income                4.792632              5.365090              6,613,425           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Growth &            2.003791              2.591531              3,435,213           1997
                            -------------------- ---------------------- --------------------- -----------
    Income Portfolio             1.788691              2.003791              1,071,573           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    Fidelity Magellan(R)         1.915038              2.408585             16,840,881           1997
                            -------------------- ---------------------- --------------------- -----------
    Fund                         1.732300              1.915038             15,847,180           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) Growth                7.387670              9.048839              1,999,203           1997
                            -------------------- ---------------------- --------------------- -----------
    Opportunities                6.482021              7.387670              2,053,995           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------
    MFS(R) High                  5.523771              6.193345                500,487           1997
                            -------------------- ---------------------- --------------------- -----------
    Income                       5.237254              5.523771                466,255           1996
    ----------------------- -------------------- ---------------------- --------------------- -----------

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


                              ACCUMULATION        ACCUMULATION            NUMBER OF
                               UNIT VALUE          UNIT VALUE         ACCUMULATION UNITS
                              AT BEGINNING           AT END           OUTSTANDING AT THE
             FUND              OF PERIOD            OF PERIOD         END OF THE PERIOD          YEAR
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Massachusetts             10.891785            16.032114                271,730              1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Growth           9.620839            10.891785                270,135              1996
                           ------------------- -------------------- ----------------------- ---------------
     Stock Fund - Class A
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide Bond            2.003508             2.175755                  51,355             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                       1.902228             2.003508                  53,369             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)             14.979448            20.780295                 721,864             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund                      13.293866            14.979448                 408,411             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              3.086114             3.870345                 658,443             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                2.801588             3.086114                 517,548             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Nationwide(R)              2.887782             3.015983               3,131,282             1997
                           ------------------- -------------------- ----------------------- ---------------
     Money Market               2.848502             2.887782               3,694,679             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Neuberger & Berman         1.367075             1.601873                 614,486             1997
                           ------------------- -------------------- ----------------------- ---------------
     Guardian Fund              1.203016             1.367075                 109,076             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam                    13.608194            18.183069               1,771,233             1997
                           ------------------- -------------------- ----------------------- ---------------
     Investors Fund            12.172007            13.608194               1,571,300             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Putnam Voyager             3.077980             3.852510               1,528,999             1997
                           ------------------- -------------------- ----------------------- ---------------
     Fund - Class A             2.937103             3.077980                 990,216             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     SEI Index Funds -          2.965481             3.920739               3,689,771             1997
                           ------------------- -------------------- ----------------------- ---------------
     S&P 500 Index              2.610748             2.965481                 724,558             1996
                           ------------------- -------------------- ----------------------- ---------------
     Portfolio
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Seligman                  10.731114            12.592179                 113,689             1997
                           ------------------- -------------------- ----------------------- ---------------
     Growth Fund                9.693645            10.731114                 121,166             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------
     T. Rowe Price              1.813888             1.850821               4,875,751             1997
                           ------------------- -------------------- ----------------------- ---------------
     International Stock        1.686337             1.813888               5,512,814             1996
                           ------------------- -------------------- ----------------------- ---------------
     Fund
     --------------------- ------------------- -------------------- ----------------------- ---------------
     Templeton                  1.776082             1.881918               1,092,861             1997
                           ------------------- -------------------- ----------------------- ---------------
     Foreign Fund               1.628310             1.776082                 168,098             1996
     --------------------- ------------------- -------------------- ----------------------- ---------------

   *For Plans that converted from a Variable Account Annual Expense Fee of 0.95% of average net assets to a Variable Account Annual Expense Fee of 0.65% of average net assets on June 30, 1996.
   **Unit information is not available for the year 1995.

   Accumulation Unit Value information is not available for American Century:
   Twentieth Century Growth Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund, as these funds were first available in January 1998.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTY: 1-800-848-0833).

                                TABLE OF CONTENTS
                                                                          PAGE
General Information and History............................................. 1
Services.................................................................... 1
Purchase of Securities Being Offered........................................ 2
Underwriters................................................................ 2
Calculation of Performance.................................................. 2
Annuity Payments............................................................ 8
Financial Statements........................................................ 9

GENERAL INFORMATION AND HISTORY

The Nationwide DC Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each Contract Owner and records with respect to the Contract Value of each Contract.

All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Accounts and from assets of any other firm, person, or corporation. The Company will maintain a record of all purchases and redemption of shares of the Underlying Mutual Fund held in each Sub-Account.

The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contract, the Contract Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1997, 1996, and 1995, no underwriting commissions were paid by the Company to NAS.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and the Nationwide Separate Account Trust- Money Market Fund subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT-Money Market Fund seven-day current yield was 4.23%, 3.83%, and 4.40%, respectively. The Nationwide Money Market Fund, the Dreyfus Cash Management Fund - Class A, and NSAT Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Underlying Mutual Fund, and at December 31, 1997 were 4.32%, 3.90% and 4.50%, respectively.

The Nationwide Money Market Fund, the Dreyfus Cash Management Fund, Nationwide Separate Account Trust- Money Market Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Mutual Funds' portfolios, portfolio quality and average maturity, changes in interest rates, and the Underlying Mutual Funds' expenses. Although each Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Underlying Mutual Funds' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account, Nationwide Separate Account Trust Money Market Fund Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual return and nonstandardized total return quotations reflected below are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.


                                                SERIES PERFORMANCE SUMMARY
                                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                                       MONEY MARKET
============================================================================================================================
                                                       CURRENT YIELD                            EFFECTIVE YIELD
             SERIES OPTIONS                        PERIOD ENDING 12/31/97                   PERIOD ENDING 12/31/97
============================================================================================================================
Dreyfus Cash Management - Class A                          3.83%                                     3.90%
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                             4.23%                                     4.32%
----------------------------------------------------------------------------------------------------------------------------
Nationwide   Separate   Account   Trust-                   4.40%                                     4.50%
----------------------------------------------------------------------------------------------------------------------------
Money Market Fund


                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                SERIES PERFORMANCE SUMMARY
                                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                                 OTHER THAN MONEY MARKET
==============================================================================================================
                                                                                                  10 YEARS OR
                                                                                                   DATE FUND
                                                                                                 AVAILABLE IN
                                                                                                   VARIABLE
                                                            1 YEAR       3 YEARS      5 YEARS       ACCOUNT
                   SERIES OPTIONS                        TO 12/31/97   TO 12/31/97  TO 12/31/97   TO 12/31/97
==============================================================================================================
AIM Constellation Fund - Institutional Class                5.87%        18.23%        13.78%     18.65%
--------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                  18.78%        23.04%        12.55%        14.82%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                 21.56%        17.76%         9.67%        13.21%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Select                 24.44%        20.99%        12.25%        12.36%
--------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                  15.47%        21.01%        14.89%        19.91%
--------------------------------------------------------------------------------------------------------------
The Bond Fund of America, Inc.SM                            1.70%         7.47%         5.18%         7.36%
--------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                          25.91%        30.08%        19.37%        19.12%
--------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund      22.23%        24.24%        16.09%        12.70%
--------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                 25.33%        27.13%        16.72%        13.11%
--------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                           21.65%        26.31%        13.22%        14.02%
--------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                           17.90%        17.01%        10.07%         9.93%
--------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                   1.30%         5.99%         3.32%         6.39%
--------------------------------------------------------------------------------------------------------------


==============================================================================================================
                                                                                                  10 YEARS OR
                                                                                                   DATE FUND
                                                                                                 AVAILABLE IN
                                                                                                   VARIABLE
                                                            1 YEAR       3 YEARS      5 YEARS       ACCOUNT
                   SERIES OPTIONS                        TO 12/31/97   TO 12/31/97  TO 12/31/97   TO 12/31/97
==============================================================================================================
Federated U.S. Government  Securities Fund: 2-5 Years      -0.38%         4.08%         2.45%         5.02%
- Institutional Shares
--------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                 14.62%        13.95%        10.39%        11.37%
--------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                              7.12%        10.49%         9.18%         9.57%
--------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                        15.34%        23.45%        16.82%        21.07%
--------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                22.26%        24.03%        17.47%        14.46%
--------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                         22.44%        24.90%        18.09%        17.70%
--------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                   18.90%        21.09%        15.97%        16.83%
--------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                      2.37%        19.95%        11.69%        15.86%
--------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                      14.69%        15.96%        13.28%        12.83%
--------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                        19.16%        20.10%        13.76%        14.52%
--------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                        14.51%        18.45%        12.09%        11.88%
--------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                       18.75%        19.84%        13.12%        14.82%
--------------------------------------------------------------------------------------------------------------
Janus Fund                                                 15.06%        20.31%        12.81%        16.30%
--------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                          21.97%        27.79%        13.78%        19.15%
--------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                            2.07%         8.09%         5.41%         7.54%
--------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A        40.25%        29.19%        17.07%        15.89%
--------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                  15.62%        22.94%        14.67%        12.52%
--------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                            5.28%        10.40%         8.54%         8.23%
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                      1.77%         7.46%         3.72%         6.21%
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                          31.81%        27.54%        16.29%        15.48%
--------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                   18.54%        20.21%        13.47%        12.73%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                     10.32%        18.93%        13.21%        15.40%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                     21.51%        26.95%        17.51%        14.97%
--------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                    21.48%        19.39%        11.48%        14.10%
--------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                            26.72%        27.52%        17.82%        15.19%
--------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                              18.29%        22.34%        15.95%        16.95%
--------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                    25.32%        27.43%        17.04%        15.53%
--------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                       10.49%        18.95%        10.38%        12.51%
--------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                             16.35%        22.03%        16.95%        19.18%
--------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                  -4.77%         6.02%        10.18%         8.30%
--------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                           -0.86%         8.01%        11.08%        10.30%
--------------------------------------------------------------------------------------------------------------
Templeton Global Smaller  Companies Growth Fund, Inc.      -0.45%        11.72%        11.21%        11.77%
- Class I
--------------------------------------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                  NON-STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charges)


============================================================================================================================
                                                                                                                10 YEARS
                                                                                                              TO 12/31/97
                                                            1 YEAR           3 YEARS           5 YEARS        OR LIFE OF
                   SERIES OPTIONS                        TO 12/31/97       TO 12/31/97       TO 12/31/97          FUND
============================================================================================================================
AIM Constellation Fund - Institutional Class                12.37%           20.60%            15.56%            19.51%
----------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                   25.28%           25.32%            14.53%            15.84%
----------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                  28.06%           20.26%            11.77%            14.29%
----------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Select                  30.94%           23.39%            14.22%            13.50%
----------------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                   21.97%           23.33%            16.66%            20.74%
----------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America, Inc.SM                             8.20%           10.23%             7.34%             8.71%
----------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                           32.41%           32.21%            21.07%            20.04%
----------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund       28.73%           26.52%            17.88%            13.89%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                  31.83%           29.33%            18.54%            14.60%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                            28.15%           28.52%            15.20%            15.09%
----------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                            24.40%           19.51%            12.09%            11.21%
----------------------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                    7.80%            8.82%             5.60%             7.78%
----------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government  Securities Fund: 2-5 Years        6.12%            6.99%             4.76%             6.51%
- Institutional Shares
----------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                  21.12%           16.54%            12.33%            12.63%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                              13.62%           13.18%            11.13%            10.90%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                         21.84%           25.71%            18.54%            21.86%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                 28.76%           26.31%            19.18%            15.58%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                          28.94%           27.15%            19.78%            18.65%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                    25.40%           23.42%            17.69%            17.76%
----------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                       8.87%           22.25%            13.62%            16.80%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                       21.19%           18.48%            15.09%            13.96%
----------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                         25.66%           22.49%            15.61%            15.55%
----------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                         21.01%           20.87%            14.00%            13.05%
----------------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                        25.25%           22.24%            15.00%            15.83%
----------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                  21.56%           22.68%            14.71%            17.22%
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                           28.47%           29.97%            15.76%            19.99%
----------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                             8.57%           10.83%             7.56%             8.88%
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A         46.75%           31.43%            18.92%            16.98%
----------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                   22.12%           25.23%            16.50%            13.71%
----------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                            11.78%           13.08%            10.53%             9.66%
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                       8.27%           10.20%             5.97%             7.62%
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                           38.31%           29.78%            18.16%            16.52%
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                    25.04%           22.60%            15.35%            13.87%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                      16.82%           21.31%            15.05%            16.37%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                      28.01%           29.15%            19.26%            16.08%
----------------------------------------------------------------------------------------------------------------------------


============================================================================================================================
                                                                                                                10 YEARS
                                                                                                              TO 12/31/97
                                                            1 YEAR           3 YEARS           5 YEARS        OR LIFE OF
                   SERIES OPTIONS                        TO 12/31/97       TO 12/31/97       TO 12/31/97          FUND
============================================================================================================================
Neuberger & Berman Manhattan Fund, Inc.                     27.98%           21.80%            13.46%            15.13%
----------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                             33.22%           29.72%            19.57%            16.29%
----------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                               24.79%           24.63%            17.70%            17.92%
----------------------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                     31.82%           29.63%            18.84%            16.58%
----------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                        16.99%           21.34%            12.40%            13.64%
----------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                              22.85%           24.35%            18.64%            20.26%
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                    1.73%            8.85%            11.96%             9.57%
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                             5.64%           10.78%            12.86%            11.45%
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Smaller  Companies Growth Fund, Inc.        6.05%           14.33%            13.03%            12.88%
- Class I
----------------------------------------------------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(B) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS"):


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                                                             OR DATE FUND
                                                                                                             AVAILABLE IN
                                                                                                               VARIABLE
                                                            YEAR ENDED          3 YEARS          5 YEARS       ACCOUNT TO
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97      12/31/97
----------------------------------------------------------------------------------------------------------------------------
American Century Variable  Portfolios,  Inc. - American        8.21%            12.62%            8.14%           9.54%
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------------
American Century Variable  Portfolios,  Inc. - American      -10.39%             2.80%            2.54%           6.30%
Century VP Capital Appreciation
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                                  20.72%            24.49%             NA            19.42%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                      25.20%            27.18%           16.76%          14.53%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager Portfolio                              13.01%            13.66%            9.91%          11.53%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                    4.00%             7.61%           11.24%           7.19%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                          20.40%            22.02%           17.31%          14.53%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                 15.81%            20.72%           15.12%          15.05%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                            10.05%            13.72%           10.96%          10.43%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio                           21.29%            19.29%           10.36%          12.72%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond                      -0.77%             3.33%            2.31%           4.54%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Portfolio                         23.51%            28.99%             NA            25.29%
----------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                26.72%            26.36%           15.93%          16.60%
----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      2.13%             6.61%            4.15%           6.86%
----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        -2.24%             1.29%            1.14%           2.97%
----------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        21.71%            23.23%           14.98%          13.38%
----------------------------------------------------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(B) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS"):

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charge)

----------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED          3 YEARS          5 YEARS        10 YEARS
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97    TO 12/31/97
                                                                                                              OR LIFE OF
                                                                                                                  FUND
----------------------------------------------------------------------------------------------------------------------------
American Century Variable  Portfolios,  Inc. - American       14.71%            15.22%           10.21%          9.98%
Century VP Balanced
----------------------------------------------------------------------------------------------------------------------------
American Century Variable  Portfolios,  Inc. - American       -4.17%             5.65%            4.75%          7.66%
Century VP Capital Appreciation
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                                  27.22%            26.75%             NA           20.09%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                      31.70%            29.38%           18.57%         14.75%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager Portfolio                              19.51%            16.27%           11.88%         11.80%
----------------------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                   10.50%            10.42%           13.02%          8.58%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                          26.90%            24.34%           19.01%         15.65%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                10 YEARS
                                                                                                              TO 12/31/97
                                                            YEAR ENDED          3 YEARS          5 YEARS      OR LIFE OF
                    SERIES OPTIONS                           12/31/97         TO 12/31/97      TO 12/31/97        FUND
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                 22.31%            23.06%           16.89%          16.09%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                            16.55%            16.29%           12.86%          11.74%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio                           27.79%            21.70%           12.40%          13.80%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond                       5.73%             6.28%            4.63%           6.05%
----------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Portfolio                         30.01%            31.15%             NA            26.06%
----------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                33.22%            28.62%           17.79%          17.04%
----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      8.63%             9.41%            6.37%           8.22%
----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         4.26%             4.34%            3.53%           4.61%
----------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        28.21%            25.54%           16.83%          14.54%
----------------------------------------------------------------------------------------------------------------------------

ANNUITY PAYMENTS
     See "Distribution of Participant Accounts (Retirement Period)" in the prospectus.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                         NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


Assets:
   Investments at market value:

      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         353,123 shares (cost $9,814,177) ............................................   $    9,590,833

      American Century: Twentieth Century Growth Fund (ACTCGro)
         5,820,537 shares (cost $124,391,823) ........................................      139,751,098

      American Century: Twentieth Century Select Fund (ACTCSel)
         53,889 shares (cost $2,029,743) .............................................        2,295,131

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         12,261,059 shares (cost $324,921,418) .......................................      334,726,919

      The Bond Fund of America(SM), Inc. (BdFdAm)
         891,354 shares (cost $12,244,809) ...........................................       12,478,950

      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         19,577 shares (cost $453,076) ...............................................          437,146

      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
        14,039 shares (cost $255,992) ................................................          282,599

      Dreyfus Cash Management - Class A (DryCsMgt)
         280,979 shares (cost $280,979) ..............................................          280,979

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         1,018,745 shares (cost $28,751,343) .........................................       29,237,968

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         3,439,808 shares (cost $31,837,262) .........................................       36,152,385

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         193,507 shares (cost $3,789,466) ............................................        4,630,612

      The Institutional Shares of Federated GNMA Trust (FedGNMA)
         84,604 shares (cost $945,490) ...............................................          958,562

      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        237,513 shares (cost $2,498,293) .............................................        2,524,767

      Fidelity Asset Manager(TM) (FidAsMgr)
         361,947 shares (cost $6,132,945) ............................................        6,641,734

      Fidelity Capital & Income Fund (FidCapInc)
         137,300 shares (cost $1,223,378) ............................................        1,374,369

      Fidelity Contrafund (FidContr)
         5,374,235 shares (cost $216,052,916) ........................................      250,600,591

      Fidelity Equity-Income Fund (FidEqInc)
         5,615,995 shares (cost $209,919,501) ........................................      294,334,304

      Fidelity Growth & Income Portfolio (FidGrInc)
         233,635 shares (cost $8,374,913) ............................................        8,901,489

      Fidelity Magellan(R) Fund (FidMgln)
         2,403,663 shares (cost $189,857,516) ........................................      228,996,978

      The Growth Fund of America(R), Inc. (GroFdAm)
         723,811 shares (cost $12,215,214) ...........................................       13,593,179

      The Income Fund of America(R), Inc. (IncFdAm)
         1,032,931 shares (cost $16,631,222) .........................................       18,355,189

      INVESCO Industrial Income Fund, Inc. (InvIndInc)
         1,534,974 shares (cost $20,422,144) .........................................       22,886,469

      Janus Fund (JanFund)
         2,639,870 shares (cost $65,892,003) .........................................       65,732,768

      Janus Twenty Fund (Jan20Fd)
         531 shares (cost $18,331) ...................................................           16,459

      MAS Funds - Fixed Income Portfolio (MASFIP)
         223,094 shares (cost $2,666,574) ............................................        2,659,279

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,999,018 shares (cost $23,875,723) .........................................       27,826,327

      MFS(R) High Income Fund - Class A (MFSHiInc)
         709,914 shares (cost $3,798,950) ............................................        3,925,825

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         580,079 shares (cost $6,431,749) ............................................        7,204,580

      Nationwide(R) Bond Fund (NWBdFd)
         11,726 shares (cost $107,869) ...............................................          111,750

      Nationwide(R) Fund (NWFund)
         2,844,581 shares (cost $58,840,651) .........................................       75,352,944

      Nationwide(R) Growth Fund (NWGroFd)
         681,066 shares (cost $8,684,403) ............................................        9,970,810

      Nationwide(R) Money Market Fund (NWMyMkt)
         45,685,723 shares (cost $45,685,723) ........................................       45,685,723

      Neuberger & Berman Guardian Fund (NBGuard)
         37,973 shares (cost $1,101,956) .............................................          983,491

      Neuberger & Berman Manhattan Fund (NBManhFd)
         11,339 shares (cost $134,200) ...............................................          124,843

      Neuberger & Berman Partners Fund (NBPartFd)
         76,015 shares (cost $2,209,884) .............................................        1,999,193

      Putnam Investors Fund - Class A (PutInvFd)
         4,002,278 shares (cost $35,706,575) .........................................       44,985,604

      Putnam Voyager Fund - Class A (PutVoyFd)
         7,238,618 shares (cost $117,476,335) ........................................      137,895,671

      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         497,766 shares (cost $14,146,931) ...........................................       15,256,513

      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         469,336 shares (cost $2,521,649) ............................................        2,853,565

      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,251,952 shares (cost $31,779,749) .........................................       30,221,189

                                                                     (Continued)

      Templeton Foreign Fund - Class I (TemForFd)
         8,112,299 shares (cost $81,035,996) .........................................       80,717,371

      American Century VP - American Century VP Balanced (ACVPBal)
         830 shares (cost $6,031) ....................................................            6,842

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         8,162 shares (cost $83,823) .................................................           79,009

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         357 shares (cost $8,306) ....................................................            8,913

      Dreyfus Stock Index Fund (DryStkIx)
         1,782 shares (cost $34,903) .................................................           45,889

      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         2,097 shares (cost $32,469) .................................................           37,762

      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         6,960 shares (cost $137,259) ................................................          168,985

      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         3,591 shares (cost $105,209) ................................................          133,242

      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         3,346 shares (cost $40,631) .................................................           45,435

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         8,313 shares (cost $145,630) ................................................          159,604

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,299 shares (cost $14,382) .................................................           14,783

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,360 shares (cost $8,360) ..................................................            8,360

      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,892 shares (cost $110,139) ................................................          129,267

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         925 shares (cost $24,005) ...................................................           28,236

      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         598 shares (cost $8,207) ....................................................            8,440

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         1,429 shares (cost $21,046) .................................................           29,435
                                                                                         --------------
            Total investments ........................................................    1,973,460,358
   Accounts receivable ...............................................................       10,966,077
                                                                                         --------------
            Total assets .............................................................    1,984,426,435

Accounts payable .....................................................................       10,325,466
                                                                                         --------------
Contract owners' equity (note 4) .....................................................   $1,974,100,969
                                                                                         ==============

See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      TOTAL                                 AIMCon
                                                        ----------------------------------    ----------------------------------
                                                             1997                1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................  $    20,895,878         19,852,186                 --                 --
  Mortality and expense charges (note 2) .............       (8,777,426)        (7,324,869)           (83,193)           (53,871)
  Administration charge (note 2)
      Tier I .........................................       (4,398,894)        (3,675,030)           (55,661)           (44,853)
      Tier II ........................................       (1,173,353)        (1,000,535)                --                 --
      Tier III .......................................         (388,328)          (279,498)                --                 --
      Tier IV ........................................         (149,483)          (128,485)                --                 --
      Tier V .........................................         (420,645)          (361,137)            (6,404)            (1,210)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................        5,587,749          7,082,632           (145,258)           (99,934)

  Proceeds from mutual fund shares sold ..............      357,793,032        426,930,903         18,815,677          1,188,174
  Cost of mutual fund shares sold ....................     (303,606,933)      (365,983,789)       (15,735,318)          (823,994)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............       54,186,099         60,947,114          3,080,359            364,180
  Change in unrealized gain (loss) on investments ....      102,369,350         33,461,531         (1,523,649)           713,388
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................      156,555,449         94,408,645          1,556,710          1,077,568
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................      184,171,649         91,935,777            657,567            508,345
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............      346,314,847        193,427,054          2,069,019          1,485,979
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................      453,926,543        391,105,511          7,859,657          6,347,755
  Transfers between funds ............................               --                 --         (1,122,286)         3,672,192
  Redemptions ........................................     (251,618,723)      (384,960,385)       (14,772,202)        (1,656,333)
  Annual contract maintenance charge (note 2) ........           (2,992)          (109,548)                --                 --
  Contingent deferred sales charges (note 2) .........          (14,054)            (4,539)              (695)              (313)
  Adjustments to maintain reserves ...................         (293,934)          (130,864)              (797)              (415)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................      201,996,840          5,900,175         (8,036,323)         8,362,886

  Net change in contract owners' equity ..............      548,311,687        199,327,229         (5,967,304)         9,848,865
  Contract owners' equity beginning of period ........    1,425,789,282      1,226,462,053         15,557,461          5,708,596
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............  $ 1,974,100,969      1,425,789,282          9,590,157         15,557,461
                                                        ===============    ===============    ===============    ===============

                                                                     AIMWein                               ACTCGro
                                                        ----------------------------------    ----------------------------------
                                                              1997               1996               1997               1996
                                                        ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................               --             14,997                 --            964,074
  Mortality and expense charges (note 2) .............           (9,318)            (9,300)          (642,882)          (736,946)
  Administration charge (note 2)
      Tier I .........................................           (8,386)            (8,370)          (271,869)          (308,479)
      Tier II ........................................               --                 --            (93,304)          (126,718)
      Tier III .......................................               --                 --            (26,285)           (23,471)
      Tier IV ........................................               --                 --             (7,827)            (9,068)
      Tier V .........................................               --                 --            (48,240)           (52,202)
                                                        ---------------    ---------------    ---------------    ---------------
    Net investment activity ..........................          (17,704)            (2,673)        (1,090,407)          (292,810)

  Proceeds from mutual fund shares sold ..............        2,988,919            362,431         16,716,393         58,779,225
  Cost of mutual fund shares sold ....................       (2,485,069)          (306,808)       (16,558,938)       (63,406,533)
                                                        ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..............          503,850             55,623            157,455         (4,627,308)
  Change in unrealized gain (loss) on investments ....          (68,071)            26,347         10,717,229         21,683,917
                                                        ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...................          435,779             81,970         10,874,684         17,056,609
                                                        ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ...........................               57            223,451         20,522,141          1,295,969
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............          418,132            302,748         30,306,418         18,059,768
                                                        ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................          430,962            537,314         14,467,218         17,388,418
  Transfers between funds ............................         (191,388)           (70,108)        (6,426,109)       (21,672,216)
  Redemptions ........................................       (2,774,113)          (177,736)       (12,448,292)       (49,435,421)
  Annual contract maintenance charge (note 2) ........               --                 --                 (4)           (25,093)
  Contingent deferred sales charges (note 2) .........               --                 --               (700)              (325)
  Adjustments to maintain reserves ...................             (440)                80              3,742             (3,642)
                                                        ---------------    ---------------    ---------------    ---------------
      Net equity transactions ........................       (2,534,979)           289,550         (4,404,145)       (53,748,279)

  Net change in contract owners' equity ..............       (2,116,847)           592,298         25,902,273        (35,688,511)
  Contract owners' equity beginning of period ........        2,116,847          1,524,549        113,853,751        149,542,262
                                                        ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..............               --          2,116,847        139,756,024        113,853,751
                                                        ===============    ===============    ===============    ===============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   ACTCSel                          ACTCUltra
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $      8,911           11,951          127,927               --
  Mortality and expense charges (note 2) ...........          (9,710)          (9,312)      (1,509,815)      (1,223,060)
  Administration charge (note 2)
      Tier I .......................................            (226)            (231)        (776,590)        (620,290)
      Tier II ......................................              --               --         (199,798)        (159,009)
      Tier III .....................................              --               --          (80,544)         (62,126)
      Tier IV ......................................          (3,783)          (3,622)         (21,246)         (19,777)
      Tier V .......................................              --               --          (62,951)         (54,629)
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................          (4,808)          (1,214)      (2,523,017)      (2,138,891)

  Proceeds from mutual fund shares sold ............         105,754          573,132       42,925,473       45,912,843
  Cost of mutual fund shares sold ..................         (82,007)        (503,535)     (28,943,858)     (33,382,579)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............          23,747           69,597       13,981,615       12,530,264
  Change in unrealized gain (loss) on investments ..         123,754           41,842      (23,440,931)       2,813,597
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         147,501          111,439       (9,459,316)      15,343,861
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................         357,648          136,147       68,012,104       14,628,040
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         500,341          246,372       56,029,771       27,833,010
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         237,869          144,642       76,463,255       77,539,281
  Transfers between funds ..........................          72,140         (297,684)      (3,905,194)      (4,202,211)
  Redemptions ......................................         (73,384)        (204,280)     (39,257,098)     (48,772,720)
  Annual contract maintenance charge (note 2) ......              --               --              (24)             (36)
  Contingent deferred sales charges (note 2) .......              --               --           (1,699)          (1,200)
  Adjustments to maintain reserves .................            (255)          (1,008)         (69,090)          16,497
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................         236,370         (358,330)      33,230,150       24,579,611

  Net change in contract owners' equity ............         736,711         (111,958)      89,259,921       52,412,621
  Contract owners' equity beginning of period ......       1,558,172        1,670,130      245,403,535      192,990,914
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............    $  2,294,883        1,558,172      334,663,456      245,403,535
                                                        ============     ============     ============     ============

                                                                   BdFdAm                            DNYVenFd
                                                        -----------------------------     -----------------------------
                                                            1997             1996             1997             1996
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         831,172        1,046,187            2,454           21,123
  Mortality and expense charges (note 2) ...........         (59,085)         (73,390)         (20,053)         (17,262)
  Administration charge (note 2)
      Tier I .......................................         (33,669)         (41,477)         (16,533)          (5,711)
      Tier II ......................................          (8,744)         (13,677)          (1,346)          (8,733)
      Tier III .....................................          (2,293)          (2,065)              --               --
      Tier IV ......................................            (201)            (214)              --               --
      Tier V .......................................          (1,926)          (1,870)              --               --
                                                        ------------     ------------     ------------     ------------
    Net investment activity ........................         725,254          913,494          (35,478)         (10,583)

  Proceeds from mutual fund shares sold ............       5,280,682        8,814,167        8,604,728        3,456,609
  Cost of mutual fund shares sold ..................      (5,010,122)      (8,967,702)      (7,453,575)      (2,805,367)
                                                        ------------     ------------     ------------     ------------
    Realized gain (loss) on investments ............         270,560         (153,535)       1,151,153          651,242
  Change in unrealized gain (loss) on investments ..         (62,236)         (20,855)        (200,770)          14,694
                                                        ------------     ------------     ------------     ------------
    Net gain (loss) on investments .................         208,324         (174,390)         950,383          665,936
                                                        ------------     ------------     ------------     ------------
  Reinvested capital gains .........................              --               --           10,430           82,146
                                                        ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         933,578          739,104          925,335          737,499
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................       2,017,698        3,181,588        4,085,503        1,804,566
  Transfers between funds ..........................        (215,164)      (1,049,358)       2,267,457          784,377
  Redemptions ......................................      (1,811,719)      (6,476,871)      (9,056,278)      (3,494,975)
  Annual contract maintenance charge (note 2) ......              (8)          (2,955)              --               --
  Contingent deferred sales charges (note 2) .......              --               --               --               --
  Adjustments to maintain reserves .................            (783)          (1,103)           8,950              165
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................          (9,976)      (4,348,699)      (2,694,368)        (905,867)

  Net change in contract owners' equity ............         923,602       (3,609,595)      (1,769,033)        (168,368)
  Contract owners' equity beginning of period ......      11,554,576       15,164,171        2,215,046        2,383,414
                                                        ------------     ------------     ------------     ------------
  Contract owners' equity end of period ............      12,478,178       11,554,576          446,013        2,215,046
                                                        ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  DeDecInc                        DryCsMgt
                                                        ----------------------------    ----------------------------
                                                            1997            1996            1997            1996
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................    $     7,552           7,849          54,849         136,743
  Mortality and expense charges (note 2) ...........         (1,261)         (1,071)         (5,071)        (13,528)
  Administration charge (note 2)
      Tier I .......................................           (889)           (785)         (3,079)         (2,135)
      Tier II ......................................           (157)           (111)         (1,320)         (8,925)
      Tier III .....................................            (46)            (37)             --              --
      Tier IV ......................................             --              --              --              --
      Tier V .......................................             --              --              --              --
                                                        -----------     -----------     -----------     -----------
    Net investment activity ........................          5,199           5,845          45,379         112,155

  Proceeds from mutual fund shares sold ............         32,460          37,688       6,117,696       6,819,165
  Cost of mutual fund shares sold ..................        (26,970)        (35,438)     (6,117,696)     (6,819,165)
                                                        -----------     -----------     -----------     -----------
    Realized gain (loss) on investments ............          5,490           2,250              --              --
  Change in unrealized gain (loss) on investments ..         14,342             821              --              --
                                                        -----------     -----------     -----------     -----------
    Net gain (loss) on investments .................         19,832           3,071              --              --
                                                        -----------     -----------     -----------     -----------
  Reinvested capital gains .........................         37,091          28,159              --              --
                                                        -----------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........         62,122          37,075          45,379         112,155
                                                        -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         30,795          32,196         662,604         534,980
  Transfers between funds ..........................         (2,219)        (18,353)       (165,420)        345,922
  Redemptions ......................................        (31,221)        (19,904)     (1,416,011)     (2,682,910)
  Annual contract maintenance charge (note 2) ......             --              (4)             --              --
  Contingent deferred sales charges (note 2) .......             --              --              --              --
  Adjustments to maintain reserves .................             --            (135)           (171)           (243)
                                                        -----------     -----------     -----------     -----------
      Net equity transactions ......................         (2,645)         (6,200)       (918,998)     (1,802,251)

Net change in contract owners' equity ..............         59,477          30,875        (873,619)     (1,690,096)
Contract owners' equity beginning of period ........        223,128         192,253       1,154,439       2,844,535
                                                        -----------     -----------     -----------     -----------
Contract owners' equity end of period ..............    $   282,605         223,128         280,820       1,154,439
                                                        ===========     ===========     ===========     ===========

                                                                  Dry500Ix                       Dry3dCen
                                                        ----------------------------   ----------------------------
                                                            1997            1996           1997            1996
                                                        ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        284,069              --         62,610          42,627
  Mortality and expense charges (note 2) ...........        (35,171)             --       (145,644)        (95,294)
  Administration charge (note 2)
      Tier I .......................................        (14,618)             --        (65,097)        (45,192)
      Tier II ......................................         (9,421)             --        (16,969)        (12,596)
      Tier III .....................................         (3,048)             --         (7,994)         (3,757)
      Tier IV ......................................           (830)             --         (2,467)           (940)
      Tier V .......................................             --              --         (9,783)         (6,217)
                                                        -----------     -----------    -----------     -----------
    Net investment activity ........................        220,981              --       (185,344)       (121,369)

  Proceeds from mutual fund shares sold ............      2,486,482              --      3,259,863       6,090,694
  Cost of mutual fund shares sold ..................     (2,245,649)             --     (2,727,200)     (5,350,324)
                                                        -----------     -----------    -----------     -----------
    Realized gain (loss) on investments ............        240,833              --        532,663         740,370
  Change in unrealized gain (loss) on investments ..        486,625              --      3,474,496          41,428
                                                        -----------     -----------    -----------     -----------
    Net gain (loss) on investments .................        727,458              --      4,007,159         781,798
                                                        -----------     -----------    -----------     -----------
  Reinvested capital gains .........................        433,206              --      2,817,470       2,973,237
                                                        -----------     -----------    -----------     -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      1,381,645              --      6,639,285       3,633,666
                                                        -----------     -----------    -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................      8,226,484              --      9,162,128       4,244,258
  Transfers between funds ..........................     10,392,894              --      2,904,857       2,628,824
  Redemptions ......................................       (763,066)             --     (2,496,781)     (5,116,680)
  Annual contract maintenance charge (note 2) ......             --              --             --              --
  Contingent deferred sales charges (note 2) .......             --              --             --              --
  Adjustments to maintain reserves .................       (170,387)             --         (3,144)            265
                                                        -----------     -----------    -----------     -----------
      Net equity transactions ......................     17,685,925              --      9,567,060       1,756,667

Net change in contract owners' equity ..............     19,067,570              --     16,206,345       5,390,333
Contract owners' equity beginning of period ........             --              --     19,942,835      14,552,502
                                                        -----------     -----------    -----------     -----------
Contract owners' equity end of period ..............     19,067,570              --     36,149,180      19,942,835
                                                        ===========     ===========    ===========     ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     EvIncGro                      FedGNMA
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $  204,120        267,495         49,431         44,688
  Mortality and expense charges (note 2) ...............       (21,764)       (28,011)        (3,754)        (3,329)
  Administration charge (note 2)
      Tier I ...........................................        (9,480)       (10,537)        (3,378)        (2,996)
      Tier II ..........................................        (4,090)        (6,618)            --             --
      Tier III .........................................          (587)          (499)            --             --
      Tier IV ..........................................          (102)          (224)            --             --
      Tier V ...........................................        (1,465)        (1,992)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       166,632        219,614         42,299         38,363

  Proceeds from mutual fund shares sold ................       847,065      2,360,157        440,928        203,672
  Cost of mutual fund shares sold ......................      (754,439)    (2,355,105)      (428,095)      (209,513)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        92,626          5,052         12,833         (5,841)
  Change in unrealized gain (loss) on investments ......       409,277        329,828            493         (5,208)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................       501,903        334,880         13,326        (11,049)
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................       285,501             --             --             --
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       954,036        554,494         55,625         27,314
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       314,114        537,355         97,632        152,176
  Transfers between funds ..............................      (630,620)      (879,504)       396,046         (7,769)
  Redemptions ..........................................      (327,850)    (1,565,234)      (299,846)       (94,659)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --           (165)           (11)
  Adjustments to maintain reserves .....................            44            120             (5)           (70)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................      (644,312)    (1,907,263)       193,662         49,667

Net change in contract owners' equity ..................       309,724     (1,352,769)       249,287         76,981
Contract owners' equity beginning of period ............     4,320,926      5,673,695        709,278        632,297
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................    $4,630,650      4,320,926        958,565        709,278
                                                            ==========     ==========     ==========     ==========

                                                                     FedUSGvt                      FidAsMgr
                                                            -------------------------     -------------------------
                                                               1997           1996           1997            1996
                                                            ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................       122,936        109,980        200,644        228,299
  Mortality and expense charges (note 2) ...............       (11,028)       (11,497)       (29,750)       (34,006)
  Administration charge (note 2)
      Tier I ...........................................        (6,630)        (4,151)       (17,550)       (14,080)
      Tier II ..........................................        (1,877)        (1,950)        (3,833)       (10,889)
      Tier III .........................................          (400)          (395)        (1,227)          (919)
      Tier IV ..........................................          (259)          (317)        (1,365)        (1,288)
      Tier V ...........................................            --           (899)            --             --
                                                            ----------     ----------     ----------     ----------
    Net investment activity ............................       102,742         90,771        146,919        167,117

  Proceeds from mutual fund shares sold ................     1,662,873      1,653,358      1,776,704      4,210,588
  Cost of mutual fund shares sold ......................    (1,668,080)    (1,626,128)    (1,379,459)    (3,630,222)
                                                            ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ................        (5,207)        27,230        397,245        580,366
  Change in unrealized gain (loss) on investments ......        33,840        (66,217)       219,715       (264,491)
                                                            ----------     ----------     ----------     ----------
    Net gain (loss) on investments .....................        28,633        (38,987)       616,960        315,875
                                                            ----------     ----------     ----------     ----------
  Reinvested capital gains .............................            --             --        370,511        221,907
                                                            ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       131,375         51,784      1,134,390        704,899
                                                            ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       665,677        966,775      1,689,785      2,180,472
  Transfers between funds ..............................        36,017       (704,468)       (77,999)      (890,070)
  Redemptions ..........................................      (329,946)      (386,399)    (1,129,423)    (3,521,012)
  Annual contract maintenance charge (note 2) ..........            --             --             --             --
  Contingent deferred sales charges (note 2) ...........            --             --            (42)            --
  Adjustments to maintain reserves .....................          (158)          (286)         2,277           (410)
                                                            ----------     ----------     ----------     ----------
      Net equity transactions ..........................       371,590       (124,378)       484,598     (2,231,020)

Net change in contract owners' equity ..................       502,965        (72,594)     1,618,988     (1,526,121)
Contract owners' equity beginning of period ............     2,021,665      2,094,259      5,023,827      6,549,948
                                                            ----------     ----------     ----------     ----------
Contract owners' equity end of period ..................     2,524,630      2,021,665      6,642,815      5,023,827
                                                            ==========     ==========     ==========     ==========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                   FidCapInc                          FidContr
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $     94,905          117,308        1,712,764        1,545,421
  Mortality and expense charges (note 2) ............          (6,810)          (7,639)      (1,095,804)        (734,971)
  Administration charge (note 2)
      Tier I ........................................          (2,241)          (2,409)        (644,732)        (432,587)
      Tier II .......................................            (657)          (1,277)        (155,250)        (119,426)
      Tier III ......................................            (831)            (316)         (60,205)         (37,618)
      Tier IV .......................................            (170)            (207)         (19,745)         (14,872)
      Tier V ........................................            (506)            (697)         (10,700)          (1,548)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          83,690          104,763         (273,672)         204,399

  Proceeds from mutual fund shares sold .............         181,090          500,552       24,431,745       26,450,915
  Cost of mutual fund shares sold ...................        (133,415)        (364,126)     (15,172,449)     (20,427,691)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          47,675          136,426        9,259,296        6,023,224
  Change in unrealized gain (loss) on investments ...          43,602         (106,075)      11,711,270        9,814,737
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          91,277           30,351       20,970,566       15,837,961
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --       21,858,485       11,581,370
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         174,967          135,114       42,555,379       27,623,730
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................              --              (23)      71,455,791       55,820,118
  Transfers between funds ...........................         (47,356)         (62,523)       2,764,788       13,444,223
  Redemptions .......................................        (120,296)        (425,397)     (35,148,446)     (34,561,066)
  Annual contract maintenance charge (note 2) .......              --               --              (12)              --
  Contingent deferred sales charges (note 2) ........              --               --               --              (16)
  Adjustments to maintain reserves ..................             (69)            (257)         (25,659)         (77,234)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (167,721)        (488,200)      39,046,462       34,626,025

  Net change in contract owners' equity .............           7,246         (353,086)      81,601,841       62,249,755
  Contract owners' equity beginning of period .......       1,367,071        1,720,157      168,983,800      106,734,045
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $  1,374,317        1,367,071      250,585,641      168,983,800
                                                         ============     ============     ============     ============

                                                                   FidEqInc                           FidGrInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       4,846,247        4,458,988          171,835          120,582
  Mortality and expense charges (note 2) ............      (1,228,965)        (951,325)         (72,380)         (34,818)
  Administration charge (note 2)
      Tier I ........................................        (555,462)        (427,937)         (39,476)         (31,336)
      Tier II .......................................        (182,609)        (124,216)              --               --
      Tier III ......................................         (56,191)         (40,047)              --               --
      Tier IV .......................................         (27,411)         (23,180)              --               --
      Tier V ........................................         (66,404)         (58,763)          (8,555)              --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,729,205        2,833,520           51,424           54,428

  Proceeds from mutual fund shares sold .............       7,591,614       32,470,928       15,556,109        3,117,754
  Cost of mutual fund shares sold ...................      (4,094,211)     (18,103,159)     (12,289,818)      (2,524,726)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       3,497,403       14,367,769        3,266,291          593,028
  Change in unrealized gain (loss) on investments ...      43,670,084        6,810,967         (795,078)         345,172
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      47,167,487       21,178,736        2,471,213          938,200
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................      10,700,332        8,080,048          617,392          306,623
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      60,597,024       32,092,304        3,140,029        1,299,251
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      49,555,826       37,796,687        8,903,236        4,132,838
  Transfers between funds ...........................       7,627,274        6,082,051        1,906,025        1,663,942
  Redemptions .......................................     (16,944,810)     (41,406,202)     (15,606,356)      (3,534,384)
  Annual contract maintenance charge (note 2) .......              --          (17,665)              --               --
  Contingent deferred sales charges (note 2) ........          (2,187)            (190)              --               --
  Adjustments to maintain reserves ..................          (2,091)          (6,538)             973                2
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      40,234,012        2,448,143       (4,796,122)       2,262,398

  Net change in contract owners' equity .............     100,831,036       34,540,447       (1,656,093)       3,561,649
  Contract owners' equity beginning of period .......     193,502,053      158,961,606       10,558,554        6,996,905
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............     294,333,089      193,502,053        8,902,461       10,558,554
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     FidMgIn                             FidOTC
                                                         -------------------------------     ------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $   2,776,362         2,347,353                --               --
  Mortality and expense charges (note 2) ............       (1,029,833)         (928,190)               --               --
  Administration charge (note 2)
      Tier I ........................................         (554,264)         (489,031)               --               --
      Tier II .......................................         (107,173)          (84,316)               --               --
      Tier III ......................................          (39,771)          (34,922)               --               --
      Tier IV .......................................          (15,441)          (14,932)               --               --
      Tier V ........................................          (52,539)          (55,169)               --               --
                                                         -------------     -------------     -------------    -------------
    Net investment activity .........................          977,341           740,793                --               --

  Proceeds from mutual fund shares sold .............       17,843,381        25,879,725                --           78,420
  Cost of mutual fund shares sold ...................      (14,477,806)      (22,802,539)               --          (80,480)
                                                         -------------     -------------     -------------    -------------
    Realized gain (loss) on investments .............        3,365,575         3,077,186                --           (2,060)
  Change in unrealized gain (loss) on investments ...       29,086,622       (11,383,877)               --            2,064
                                                         -------------     -------------     -------------    -------------
    Net gain (loss) on investments ..................       32,452,197        (8,306,691)               --                4
                                                         -------------     -------------     -------------    -------------
  Reinvested capital gains ..........................       11,739,123        25,354,072                --               --
                                                         -------------     -------------     -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       45,168,661        17,788,174                --                4
                                                         -------------     -------------     -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       41,946,309        53,096,333                --               --
  Transfers between funds ...........................      (12,805,250)      (32,238,041)               --               --
  Redemptions .......................................      (22,357,376)      (20,782,223)               --          (78,420)
  Annual contract maintenance charge (note 2) .......               --                --                --               --
  Contingent deferred sales charges (note 2) ........           (1,445)             (808)               --               --
  Adjustments to maintain reserves ..................           (7,838)           (4,540)               --               (4)
                                                         -------------     -------------     -------------    -------------
      Net equity transactions .......................        6,774,400            70,721                --          (78,424)

  Net change in contract owners' equity .............       51,943,061        17,858,895                --          (78,420)
  Contract owners' equity beginning of period .......      177,046,208       159,187,313                --           78,420
                                                         -------------     -------------     -------------    -------------
  Contract owners' equity end of period .............    $ 228,989,269       177,046,208                --               --
                                                         =============     =============     =============    =============


                                                                     GroFdAm                             IncFdAm
                                                         -------------------------------     -------------------------------
                                                              1997              1996              1997             1996
                                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           83,852            85,990           802,807         1,014,512
  Mortality and expense charges (note 2) ............          (57,706)          (76,212)          (86,189)          (93,298)
  Administration charge (note 2)
      Tier I ........................................          (34,281)          (54,923)          (55,580)          (67,682)
      Tier II .......................................           (7,916)           (5,621)          (12,467)           (8,905)
      Tier III ......................................           (4,327)           (3,446)           (3,364)           (2,368)
      Tier IV .......................................           (1,003)             (967)           (1,297)           (1,207)
      Tier V ........................................               --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net investment activity .........................          (21,381)          (55,179)          643,910           841,052

  Proceeds from mutual fund shares sold .............        1,428,368        11,929,973         3,825,869         7,389,650
  Cost of mutual fund shares sold ...................       (1,129,814)       (9,375,437)       (2,940,941)       (6,503,900)
                                                         -------------     -------------     -------------     -------------
    Realized gain (loss) on investments .............          298,554         2,554,536           884,928           885,750
  Change in unrealized gain (loss) on investments ...          937,071        (1,344,244)          357,933          (190,102)
                                                         -------------     -------------     -------------     -------------
    Net gain (loss) on investments ..................        1,235,625         1,210,292         1,242,861           695,648
                                                         -------------     -------------     -------------     -------------
  Reinvested capital gains ..........................        1,328,724           672,289         1,368,961           952,784
                                                         -------------     -------------     -------------     -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............        2,542,968         1,827,402         3,255,732         2,489,484
                                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................        2,447,734         3,842,164         3,463,650         4,244,393
  Transfers between funds ...........................         (330,586)         (522,247)         (263,093)       (1,138,464)
  Redemptions .......................................         (846,573)      (11,256,013)       (3,321,842)       (6,743,100)
  Annual contract maintenance charge (note 2) .......               --            (6,535)               --                --
  Contingent deferred sales charges (note 2) ........               --                --                --                --
  Adjustments to maintain reserves ..................             (854)             (708)              170              (872)
                                                         -------------     -------------     -------------     -------------
      Net equity transactions .......................        1,269,721        (7,943,339)         (121,115)       (3,638,043)

  Net change in contract owners' equity .............        3,812,689        (6,115,937)        3,134,617        (1,148,559)
  Contract owners' equity beginning of period .......        9,779,679        15,895,616        15,220,788        16,369,347
                                                         -------------     -------------     -------------     -------------
  Contract owners' equity end of period .............       13,592,368         9,779,679        18,355,405        15,220,788
                                                         =============     =============     =============     =============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   InvIndInc                          JanFund
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    503,142          519,784          504,628          310,689
  Mortality and expense charges (note 2) ............        (102,486)         (87,753)        (263,647)        (147,723)
  Administration charge (note 2)
      Tier I ........................................         (68,066)         (58,875)        (155,821)         (90,100)
      Tier II .......................................         (15,321)         (13,634)         (40,695)         (19,019)
      Tier III ......................................          (2,187)          (1,437)         (12,305)          (7,216)
      Tier IV .......................................          (1,625)          (1,159)          (7,654)          (4,725)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         313,457          356,926           24,506           41,906

  Proceeds from mutual fund shares sold .............       2,918,824        6,354,821        1,817,544        5,274,235
  Cost of mutual fund shares sold ...................      (2,133,346)      (5,655,544)      (1,287,899)      (4,248,259)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         785,478          699,277          529,645        1,025,976
  Change in unrealized gain (loss) on investments ...       1,085,683          234,134       (1,083,219)        (822,680)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,871,161          933,411         (553,574)         203,296
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       2,264,235        1,190,695       10,329,860        4,343,103
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       4,448,853        2,481,032        9,800,792        4,588,305
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       5,518,647        5,610,132       22,193,127       13,945,193
  Transfers between funds ...........................         (42,962)        (563,565)         385,853        6,909,943
  Redemptions .......................................      (3,356,403)      (6,639,034)      (3,993,919)      (6,395,457)
  Annual contract maintenance charge (note 2) .......              --           (2,841)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................            (284)          (1,143)          (6,804)          (1,049)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................       2,118,998       (1,596,451)      18,578,257       14,458,630

  Net change in contract owners' equity .............       6,567,851          884,581       28,379,049       19,046,935
  Contract owners' equity beginning of period .......      16,322,252       15,437,671       37,346,871       18,299,936
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 22,890,103       16,322,252       65,725,920       37,346,871
                                                         ============     ============     ============     ============



                                                                    Jan20Fd                           MASFIP
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              45            1,383          131,839           57,963
  Mortality and expense charges (note 2) ............            (643)            (664)          (9,679)          (4,231)
  Administration charge (note 2)
      Tier I ........................................            (578)            (598)          (5,793)          (2,507)
      Tier II .......................................              --               --           (1,213)            (652)
      Tier III ......................................              --               --             (733)            (262)
      Tier IV .......................................              --               --             (202)             (77)
      Tier V ........................................              --               --               --               --
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................          (1,176)             121          114,219           50,234

  Proceeds from mutual fund shares sold .............         571,046          178,295        1,183,622          558,613
  Cost of mutual fund shares sold ...................        (609,105)        (153,190)      (1,164,040)        (557,602)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............         (38,059)          25,105           19,582            1,011
  Change in unrealized gain (loss) on investments ...          33,644          (36,405)          (6,279)          (3,811)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................          (4,415)         (11,300)          13,303           (2,800)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................           2,061           40,485           34,732           12,299
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............          (3,530)          29,306          162,254           59,733
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         215,002          264,436          892,120          819,228
  Transfers between funds ...........................         124,576           60,880          562,385          112,068
  Redemptions .......................................        (569,390)        (146,847)        (220,277)        (151,855)
  Annual contract maintenance charge (note 2) .......              --               --               --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................               4               --             (131)            (209)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................        (229,808)         178,469        1,234,097          779,232

  Net change in contract owners' equity .............        (233,338)         207,775        1,396,351          838,965
  Contract owners' equity beginning of period .......         249,793           42,018        1,262,922          423,957
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............          16,455          249,793        2,659,273        1,262,922
                                                         ============     ============     ============     ============

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996




                                                                   MFSGrOpp                           MFSHiInc
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $         --               --          312,636          337,552
  Mortality and expense charges (note 2) ............        (134,126)        (140,948)         (18,058)         (23,190)
  Administration charge (note 2)
      Tier I ........................................         (22,570)         (27,772)          (2,559)          (4,661)
      Tier II .......................................         (11,636)         (10,430)            (655)            (908)
      Tier III ......................................          (5,520)          (4,357)            (418)            (119)
      Tier IV .......................................            (108)            (145)              (1)              (2)
      Tier V ........................................         (25,510)         (26,829)          (4,109)          (5,002)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................        (199,470)        (210,481)         286,836          303,670

  Proceeds from mutual fund shares sold .............       4,369,685        3,751,453        2,220,329        1,645,150
  Cost of mutual fund shares sold ...................      (3,326,454)      (3,254,502)      (2,126,593)      (1,605,880)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,043,231          496,951           93,736           39,270
  Change in unrealized gain (loss) on investments ...         846,207        1,417,206           19,624           79,309
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,889,438        1,914,157          113,360          118,579
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,444,649        2,751,576               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       5,134,617        4,455,252          400,196          422,249
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       1,426,143        1,180,246          610,811          352,677
  Transfers between funds ...........................        (942,811)        (773,129)        (123,874)        (369,285)
  Redemptions .......................................      (3,228,399)      (2,771,393)        (708,681)        (651,164)
  Annual contract maintenance charge (note 2) .......              --              (27)              --               --
  Contingent deferred sales charges (note 2) ........              --               --               --               --
  Adjustments to maintain reserves ..................         (21,750)         (18,619)          (2,782)            (353)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (2,766,817)      (2,382,922)        (224,526)        (668,125)

  Net change in contract owners' equity .............       2,367,800        2,072,330          175,670         (245,876)
  Contract owners' equity beginning of period .......      25,459,101       23,386,771        3,747,401        3,993,277
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 27,826,901       25,459,101        3,923,071        3,747,401
                                                         ============     ============     ============     ============



                                                                   MFSGrStk                            NWBdFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................           3,241               --            8,172           11,782
  Mortality and expense charges (note 2) ............         (30,470)         (30,903)            (641)          (1,101)
  Administration charge (note 2)
      Tier I ........................................          (8,816)          (7,969)             (76)            (213)
      Tier II .......................................          (1,116)          (2,829)              --               --
      Tier III ......................................            (501)            (410)              --               --
      Tier IV .......................................              (8)              (7)              --               --
      Tier V ........................................          (5,527)          (5,343)            (167)            (259)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         (43,197)         (47,461)           7,288           10,209

  Proceeds from mutual fund shares sold .............         806,782        1,529,884           78,071          136,724
  Cost of mutual fund shares sold ...................        (796,449)      (1,482,189)         (82,229)        (134,113)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............          10,333           47,695           (4,158)           2,611
  Change in unrealized gain (loss) on investments ...       1,199,210         (205,079)           6,157          (10,029)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................       1,209,543         (157,384)           1,999           (7,418)
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       1,104,545        1,217,085               --               --
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,270,891        1,012,240            9,287            2,791
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         560,733          492,179           22,759           62,411
  Transfers between funds ...........................          54,405         (274,332)         (33,788)         (43,758)
  Redemptions .......................................        (695,501)      (1,144,387)         (46,264)         (44,847)
  Annual contract maintenance charge (note 2) .......            (486)            (519)              --               --
  Contingent deferred sales charges (note 2) ........            (456)            (128)              --               --
  Adjustments to maintain reserves ..................             451             (830)             (12)             (35)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................         (80,854)        (928,017)         (57,305)         (26,229)

  Net change in contract owners' equity .............       2,190,037           84,223          (48,018)         (23,438)
  Contract owners' equity beginning of period .......       5,014,974        4,930,751          159,754          183,192
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............       7,205,011        5,014,974          111,736          159,754
                                                         ============     ============     ============     ============

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


NWMyMkt  NBGuard


                                                                    NWFund                            NWGroFd
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................    $    690,370          609,726           68,821           98,234
  Mortality and expense charges (note 2) ............        (266,484)        (191,658)         (44,059)         (50,111)
  Administration charge (note 2)
      Tier I ........................................        (123,555)         (96,358)         (17,354)         (20,206)
      Tier II .......................................         (35,569)         (27,976)          (5,594)          (9,047)
      Tier III ......................................         (14,919)          (7,436)          (1,245)            (972)
      Tier IV .......................................          (3,750)          (1,643)          (2,168)          (2,176)
      Tier V ........................................         (15,150)          (9,936)          (3,087)          (2,787)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................         230,943          274,719           (4,686)          12,935

  Proceeds from mutual fund shares sold .............       3,524,263       14,865,042          888,498        4,378,762
  Cost of mutual fund shares sold ...................      (2,432,914)     (11,883,176)        (640,663)      (3,358,066)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............       1,091,349        2,981,866          247,835        1,020,696
  Change in unrealized gain (loss) on investments ...      11,194,545        1,906,009          428,346         (277,957)
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................      12,285,894        4,887,875          676,181          742,739
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................       3,686,826        2,216,305        1,209,332          534,447
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      16,203,663        7,378,899        1,880,827        1,290,121
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................      15,483,476        5,277,378        1,294,729        1,185,223
  Transfers between funds ...........................      13,256,766       (2,809,029)        (227,077)      (1,384,376)
  Redemptions .......................................      (4,206,078)     (10,666,892)        (510,560)      (3,340,229)
  Annual contract maintenance charge (note 2) .......          (1,088)          (3,430)              --             (951)
  Contingent deferred sales charges (note 2) ........            (897)          (1,525)              --               --
  Adjustments to maintain reserves ..................             433           (4,940)              95             (883)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      24,532,612       (8,208,438)         557,187       (3,541,216)

  Net change in contract owners' equity .............      40,736,275         (829,539)       2,438,014       (2,251,095)
  Contract owners' equity beginning of period .......      34,591,092       35,420,631        7,532,918        9,784,013
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............    $ 75,327,367       34,591,092        9,970,932        7,532,918
                                                         ============     ============     ============     ============



                                                                    NWMyMkt                           NBGuard
                                                         -----------------------------     -----------------------------
                                                             1997             1996             1997             1996
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       2,956,768        2,752,685            4,553              818
  Mortality and expense charges (note 2) ............        (298,652)        (305,814)          (3,053)            (199)
  Administration charge (note 2)
      Tier I ........................................         (99,691)        (113,053)              --               --
      Tier II .......................................         (78,281)         (71,393)              --               --
      Tier III ......................................          (9,259)          (7,717)              --               --
      Tier IV .......................................          (6,949)          (7,408)              --               --
      Tier V ........................................         (17,169)         (17,873)            (916)             (60)
                                                         ------------     ------------     ------------     ------------
    Net investment activity .........................       2,446,767        2,229,427              584              559

  Proceeds from mutual fund shares sold .............      90,261,974       49,156,048          453,514           48,535
  Cost of mutual fund shares sold ...................     (90,261,974)     (49,156,048)        (414,080)         (46,031)
                                                         ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .............              --               --           39,434            2,504
  Change in unrealized gain (loss) on investments ...              --               --         (121,548)           3,082
                                                         ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..................              --               --          (82,114)           5,586
                                                         ------------     ------------     ------------     ------------
  Reinvested capital gains ..........................              --               --          128,744            6,718
                                                         ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,446,767        2,229,427           47,214           12,863
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       9,680,836        9,722,355          620,995           51,062
  Transfers between funds ...........................      (8,123,293)      10,132,289          226,325           90,814
  Redemptions .......................................      (6,330,019)     (19,598,410)         (60,295)          (5,488)
  Annual contract maintenance charge (note 2) .......             (15)          (7,285)              --               --
  Contingent deferred sales charges (note 2) ........          (2,230)              --               --               --
  Adjustments to maintain reserves ..................          25,609          (11,502)             838                1
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................      (4,749,112)         237,447          787,863          136,389

  Net change in contract owners' equity .............      (2,302,345)       2,466,874          835,077          149,252
  Contract owners' equity beginning of period .......      58,928,944       56,462,070          149,252               --
                                                         ------------     ------------     ------------     ------------
  Contract owners' equity end of period .............      56,626,599       58,928,944          984,329          149,252
                                                         ============     ============     ============     ============


                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBManhFd                         NBPartFd
                                                             ------------------------        ----------------------------
                                                               1997            1996             1997              1996
                                                             --------        --------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     --              --            11,614                --
  Mortality and expense charges (note 2) ...............         (810)         (1,891)           (4,937)               --
  Administration charge (note 2)
      Tier I ...........................................         (729)         (1,702)           (4,443)               --
      Tier II ..........................................           --              --                --                --
      Tier III .........................................           --              --                --                --
      Tier IV ..........................................           --              --                --                --
      Tier V ...........................................           --              --                --                --
                                                             --------        --------        ----------        ----------
    Net investment activity ............................       (1,539)         (3,593)            2,234                --

  Proceeds from mutual fund shares sold ................      223,724         683,440           359,092                --
  Cost of mutual fund shares sold ......................     (233,494)       (603,228)         (298,999)               --
                                                             --------        --------        ----------        ----------
    Realized gain (loss) on investments ................       (9,770)         80,212            60,093                --
  Change in unrealized gain (loss) on investments ......       14,259         (84,746)         (210,691)               --
                                                             --------        --------        ----------        ----------
    Net gain (loss) on investments .....................        4,489          (4,534)         (150,598)               --
                                                             --------        --------        ----------        ----------
  Reinvested capital gains .............................       31,773          36,716           356,973                --
                                                             --------        --------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       34,723          28,589           208,609                --
                                                             --------        --------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       19,016          54,284           350,067                --
  Transfers between funds ..............................      (53,207)       (158,418)        1,620,917                --
  Redemptions ..........................................     (170,571)       (521,670)         (180,319)               --
  Annual contract maintenance charge (note 2) ..........           --              --                --                --
  Contingent deferred sales charges (note 2) ...........           --              --               (81)               --
  Adjustments to maintain reserves .....................          (24)            (16)              (49)               --
                                                             --------        --------        ----------        ----------
      Net equity transactions ..........................     (204,786)       (625,820)        1,790,535                --

  Net change in contract owners' equity ................     (170,063)       (597,231)        1,999,144                --
  Contract owners' equity beginning of period ..........      294,879         892,110                --                --
                                                             --------        --------        ----------        ----------
  Contract owners' equity end of period ................      124,816         294,879         1,999,144                --
                                                             ========        ========        ==========        ==========

                                                                        PutInvFd                              PutVoyFd
                                                              ------------------------------        -------------------------------
                                                                   1997               1996               1997                1996
                                                              -----------        -----------        ------------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          151,621            177,791                  --                 --
  Mortality and expense charges (note 2) ...............         (195,092)          (215,499)           (555,728)          (405,453)
  Administration charge (note 2)
      Tier I ...........................................          (40,182)           (66,267)           (309,069)          (249,379)
      Tier II ..........................................           (9,409)           (14,602)            (83,941)           (47,574)
      Tier III .........................................           (2,362)            (1,673)            (30,283)           (20,916)
      Tier IV ..........................................             (153)              (181)            (14,092)           (11,410)
      Tier V ...........................................          (40,310)           (36,112)             (6,508)            (1,654)
                                                              -----------        -----------        ------------        -----------
    Net investment activity ............................         (135,887)          (156,543)           (999,621)          (736,386)

  Proceeds from mutual fund shares sold ................        4,687,426         16,120,252           3,521,888         29,750,407
  Cost of mutual fund shares sold ......................       (3,887,599)       (13,829,607)         (2,454,300)       (19,681,984)
                                                              -----------        -----------        ------------        -----------
    Realized gain (loss) on investments ................          799,827          2,290,645           1,067,588         10,068,423
  Change in unrealized gain (loss) on investments ......        6,208,349            929,669          16,465,312         (7,567,617)
                                                              -----------        -----------        ------------        -----------
    Net gain (loss) on investments .....................        7,008,176          3,220,314          17,532,900          2,500,806
                                                              -----------        -----------        ------------        -----------
  Reinvested capital gains .............................        3,906,053          3,852,133           8,147,769          6,131,999
                                                              -----------        -----------        ------------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       10,778,342          6,915,904          24,681,048          7,896,419
                                                              -----------        -----------        ------------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        4,228,718          3,828,208          40,104,364         35,639,746
  Transfers between funds ..............................          483,737            588,152          (7,100,256)        20,472,847
  Redemptions ..........................................       (4,259,983)       (16,253,501)         (8,346,447)       (33,323,584)
  Annual contract maintenance charge (note 2) ..........             (897)            (8,554)                 --            (20,997)
  Contingent deferred sales charges (note 2) ...........           (3,177)               (13)                 --                 --
  Adjustments to maintain reserves .....................           (1,786)            (1,802)            (16,760)            (1,550)
                                                              -----------        -----------        ------------        -----------
      Net equity transactions ..........................          446,612        (11,847,510)         24,640,901         22,766,462

  Net change in contract owners' equity ................       11,224,954         (4,931,606)         49,321,949         30,662,881
  Contract owners' equity beginning of period ..........       33,758,690         38,690,296          88,557,114         57,894,233
                                                              -----------        -----------        ------------        -----------
  Contract owners' equity end of period ................       44,983,644         33,758,690         137,879,063         88,557,114
                                                              ===========        ===========        ============        ===========

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                        SEI500Ix                            SelGroFd
                                                             -----------------------------        ----------------------------
                                                                1997               1996              1997              1996
                                                             -----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $   150,459            79,126                --                --
  Mortality and expense charges (note 2) ...............         (54,468)          (20,251)          (13,883)          (14,589)
  Administration charge (note 2)
      Tier I ...........................................         (10,682)           (4,799)           (5,127)           (5,044)
      Tier II ..........................................            (712)           (9,796)             (533)             (721)
      Tier III .........................................              --                --              (319)              (80)
      Tier IV ..........................................              --                --               (16)              (17)
      Tier V ...........................................         (12,513)             (802)           (2,084)           (2,372)
                                                             -----------        ----------        ----------        ----------
    Net investment activity ............................          72,084            43,478           (21,962)          (22,823)

  Proceeds from mutual fund shares sold ................       8,384,055         4,023,809           421,999           595,006
  Cost of mutual fund shares sold ......................      (6,905,964)       (3,238,353)         (373,415)         (641,612)
                                                             -----------        ----------        ----------        ----------
    Realized gain (loss) on investments ................       1,478,091           785,456            48,584           (46,606)
  Change in unrealized gain (loss) on investments ......         859,863          (107,235)           75,942           315,182
                                                             -----------        ----------        ----------        ----------
    Net gain (loss) on investments .....................       2,337,954           678,221           124,526           268,576
                                                             -----------        ----------        ----------        ----------
  Reinvested capital gains .............................         101,303            51,614           331,508           207,272
                                                             -----------        ----------        ----------        ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       2,511,341           773,313           434,072           453,025
                                                             -----------        ----------        ----------        ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       9,263,710         2,458,442           172,142           245,420
  Transfers between funds ..............................       5,120,331         1,885,669          (199,396)         (168,392)
  Redemptions ..........................................      (5,549,796)       (3,820,927)         (202,858)         (358,902)
  Annual contract maintenance charge (note 2) ..........              --                --              (395)             (417)
  Contingent deferred sales charges (note 2) ...........              --                --               (79)               --
  Adjustments to maintain reserves .....................             626              (988)              (18)             (253)
                                                             -----------        ----------        ----------        ----------
      Net equity transactions ..........................       8,834,871           522,196          (230,604)         (282,544)

  Net change in contract owners' equity ................      11,346,212         1,295,509           203,468           170,481
  Contract owners' equity beginning of period ..........       3,911,822         2,616,313         2,650,076         2,479,595
                                                             -----------        ----------        ----------        ----------
  Contract owners' equity end of period ................     $15,258,034         3,911,822         2,853,544         2,650,076
                                                             ===========        ==========        ==========        ==========


                                                                         StComStk                             TRIntStk
                                                               ----------------------------        ------------------------------
                                                                  1997              1996              1997                1996
                                                               ----------        ----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................              700            15,873            429,540            421,885
  Mortality and expense charges (note 2) ...............          (27,052)          (15,027)          (170,837)          (207,424)
  Administration charge (note 2)
      Tier I ...........................................          (24,346)          (13,525)           (72,216)           (82,097)
      Tier II ..........................................               --                --            (16,170)           (37,048)
      Tier III .........................................               --                --             (5,875)            (3,990)
      Tier IV ..........................................               --                --             (3,180)            (2,932)
      Tier V ...........................................               --                --            (15,793)           (16,774)
                                                               ----------        ----------        -----------        -----------
    Net investment activity ............................          (50,698)          (12,679)           145,469             71,620

  Proceeds from mutual fund shares sold ................        9,411,196           314,741         21,375,609         28,109,045
  Cost of mutual fund shares sold ......................       (8,332,762)         (259,999)       (18,182,586)       (25,136,622)
                                                               ----------        ----------        -----------        -----------
    Realized gain (loss) on investments ................        1,078,434            54,742          3,193,023          2,972,423
  Change in unrealized gain (loss) on investments ......          (44,067)          (56,531)        (3,881,061)         1,623,911
                                                               ----------        ----------        -----------        -----------
    Net gain (loss) on investments .....................        1,034,367            (1,789)          (688,038)         4,596,334
                                                               ----------        ----------        -----------        -----------
  Reinvested capital gains .............................          121,492           558,161          1,181,235            468,761
                                                               ----------        ----------        -----------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,105,161           543,693            638,666          5,136,715
                                                               ----------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        3,697,972         1,777,857         10,867,253         13,680,176
  Transfers between funds ..............................          658,529           374,549         (6,714,250)         2,973,100
  Redemptions ..........................................       (9,645,678)         (292,697)        (5,866,407)       (25,855,536)
  Annual contract maintenance charge (note 2) ..........               --                --                 --            (12,178)
  Contingent deferred sales charges (note 2) ...........               --                --                 --                 --
  Adjustments to maintain reserves .....................               93               (63)            (6,971)             3,183
                                                               ----------        ----------        -----------        -----------
      Net equity transactions ..........................       (5,289,084)        1,859,646         (1,720,375)        (9,211,255)

  Net change in contract owners' equity ................       (4,183,923)        2,403,339         (1,081,709)        (4,074,540)
  Contract owners' equity beginning of period ..........        4,183,923         1,780,584         31,295,943         35,370,483
                                                               ----------        ----------        -----------        -----------
  Contract owners' equity end of period ................               --         4,183,923         30,214,234         31,295,943
                                                               ==========        ==========        ===========        ===========

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                         TemForFd                            TemGISmCo
                                                              ------------------------------        --------------------------
                                                                  1997              1996               1997             1996
                                                              -----------        -----------        ----------        --------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $ 2,501,840          1,851,490             9,088          13,353
  Mortality and expense charges (note 2) ...............         (409,635)          (317,757)           (4,075)         (3,928)
  Administration charge (note 2)
      Tier I ...........................................         (250,509)          (208,994)           (3,668)         (3,535)
      Tier II ..........................................          (65,577)           (41,919)               --              --
      Tier III .........................................          (15,289)           (10,927)               --              --
      Tier IV ..........................................           (6,430)            (5,788)               --              --
      Tier V ...........................................           (2,329)              (138)               --              --
                                                              -----------        -----------        ----------        --------
    Net investment activity ............................        1,752,071          1,265,967             1,345           5,890

  Proceeds from mutual fund shares sold ................       15,858,573         10,763,918         1,438,698         314,361
  Cost of mutual fund shares sold ......................      (14,325,078)       (10,261,033)       (1,386,525)       (310,261)
                                                              -----------        -----------        ----------        --------
    Realized gain (loss) on investments ................        1,533,495            502,885            52,173           4,100
  Change in unrealized gain (loss) on investments ......       (5,986,071)         6,814,567            (7,129)         52,775
                                                              -----------        -----------        ----------        --------
    Net gain (loss) on investments .....................       (4,452,576)         7,317,452            45,044          56,875
                                                              -----------        -----------        ----------        --------
  Reinvested capital gains .............................        6,603,142          1,162,755            38,267          84,857
                                                              -----------        -----------        ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        3,902,637          9,746,174            84,656         147,622
                                                              -----------        -----------        ----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       22,039,949         19,435,223           232,849         250,169
  Transfers between funds ..............................       (1,002,242)        (2,100,929)         (115,482)        176,387
  Redemptions ..........................................      (10,962,908)       (10,304,746)       (1,147,196)       (193,568)
  Annual contract maintenance charge (note 2) ..........               --                 --                --              --
  Contingent deferred sales charges (note 2) ...........             (201)               (10)               --              --
  Adjustments to maintain reserves .....................            1,523             (4,024)             (193)         (5,443)
                                                              -----------        -----------        ----------        --------
      Net equity transactions ..........................       10,076,121          7,025,514        (1,030,022)        227,545

  Net change in contract owners' equity ................       13,978,758         16,771,688          (945,366)        375,167
  Contract owners' equity beginning of period ..........       66,740,239         49,968,551           945,366         570,199
                                                              -----------        -----------        ----------        --------
  Contract owners' equity end of period ................      $80,718,997         66,740,239                --         945,366
                                                              ===========        ===========        ==========        ========


                                                                     ACVPBal                      ACVPCapAp
                                                              --------------------        ----------------------
                                                               1997          1996          1997            1996
                                                              ------        ------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          51            51             --             --
  Mortality and expense charges (note 2) ...............         (27)          (14)          (383)          (512)
  Administration charge (note 2)
      Tier I ...........................................         (25)          (13)          (345)          (461)
      Tier II ..........................................          --            --             --             --
      Tier III .........................................          --            --             --             --
      Tier IV ..........................................          --            --             --             --
      Tier V ...........................................          --            --             --             --
                                                              ------        ------        -------        -------
    Net investment activity ............................          (1)           24           (728)          (973)

  Proceeds from mutual fund shares sold ................          --            --         47,270         34,506
  Cost of mutual fund shares sold ......................          --            --        (47,990)       (26,357)
                                                              ------        ------        -------        -------
    Realized gain (loss) on investments ................          --            --           (720)         8,149
  Change in unrealized gain (loss) on investments ......         529           234         (3,222)       (22,116)
                                                              ------        ------        -------        -------
    Net gain (loss) on investments .....................         529           234         (3,942)       (13,967)
                                                              ------        ------        -------        -------
  Reinvested capital gains .............................         203            64          1,834         11,221
                                                              ------        ------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         731           322         (2,836)        (3,719)
                                                              ------        ------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       2,004         2,004         32,191         34,289
  Transfers between funds ..............................          --            --        (33,826)            --
  Redemptions ..........................................          --            --         (1,115)       (33,937)
  Annual contract maintenance charge (note 2) ..........          --            --            (12)           (21)
  Contingent deferred sales charges (note 2) ...........          --            --             --             --
  Adjustments to maintain reserves .....................          --            (1)          (439)            (6)
                                                              ------        ------        -------        -------
      Net equity transactions ..........................       2,004         2,003         (3,201)           325

  Net change in contract owners' equity ................       2,735         2,325         (6,037)        (3,394)
  Contract owners' equity beginning of period ..........       4,106         1,781         84,604         87,998
                                                              ------        ------        -------        -------
  Contract owners' equity end of period ................       6,841         4,106         78,567         84,604
                                                              ======        ======        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     DrySRGro                      DryStkIx
                                                              -----------------------       ----------------------
                                                               1997            1996          1997            1996
                                                              ------        ---------       -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................      $   32               --           593            317
  Mortality and expense charges (note 2) ...............         (21)              --          (186)           (68)
  Administration charge (note 2)
      Tier I ...........................................         (19)              --          (167)           (62)
      Tier II ..........................................          --               --            --             --
      Tier III .........................................          --               --            --             --
      Tier IV ..........................................          --               --            --             --
      Tier V ...........................................          --               --            --             --
                                                              ------        ---------       -------        -------
    Net investment activity ............................          (8)              --           240            187

  Proceeds from mutual fund shares sold ................          --               --            21             --
  Cost of mutual fund shares sold ......................          --               --           (10)            --
                                                              ------        ---------       -------        -------
    Realized gain (loss) on investments ................          --               --            11             --
  Change in unrealized gain (loss) on investments ......         607               --         8,203          2,006
                                                              ------        ---------       -------        -------
    Net gain (loss) on investments .....................         607               --         8,214          2,006
                                                              ------        ---------       -------        -------
  Reinvested capital gains .............................         251               --         1,314            382
                                                              ------        ---------       -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............         850               --         9,768          2,575
                                                              ------        ---------       -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       5,227               --         8,847         15,048
  Transfers between funds ..............................       2,835               --            16          2,746
  Redemptions ..........................................          --               --            --             --
  Annual contract maintenance charge (note 2) ..........          --               --            --             --
  Contingent deferred sales charges (note 2) ...........          --               --            --             --
  Adjustments to maintain reserves .....................           1               --            (3)            (2)
                                                              ------        ---------       -------        -------
      Net equity transactions ..........................       8,063               --         8,860         17,792

  Net change in contract owners' equity ................       8,913               --        18,628         20,367
  Contract owners' equity beginning of period ..........          --               --        27,259          6,892
                                                              ------        ---------       -------        -------
  Contract owners' equity end of period ................      $8,913               --        45,887         27,259
                                                              ======        =========       =======        =======


                                                                     FidVIPAM                       FidVIPEI
                                                              ----------------------        -----------------------
                                                               1997           1996            1997            1996
                                                              -------        -------        --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................          832            443           1,638             81
  Mortality and expense charges (note 2) ...............         (152)           (84)           (656)          (328)
  Administration charge (note 2)
      Tier I ...........................................         (137)           (76)           (591)          (296)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                              -------        -------        --------        -------
    Net investment activity ............................          543            283             391           (543)

  Proceeds from mutual fund shares sold ................           --             --             881          9,407
  Cost of mutual fund shares sold ......................           --             --            (609)        (7,567)
                                                              -------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             272          1,840
  Change in unrealized gain (loss) on investments ......        2,692          1,605          21,307          4,892
                                                              -------        -------        --------        -------
    Net gain (loss) on investments .....................        2,692          1,605          21,579          6,732
                                                              -------        -------        --------        -------
  Reinvested capital gains .............................        2,086            365           8,234          2,320
                                                              -------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,321          2,253          30,204          8,509
                                                              -------        -------        --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        9,177          9,305          46,876         43,516
  Transfers between funds ..............................           95             --              67         (1,480)
  Redemptions ..........................................           --             --            (143)        (7,854)
  Annual contract maintenance charge (note 2) ..........           --             --              --             --
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           --             --             (21)             8
                                                              -------        -------        --------        -------
      Net equity transactions ..........................        9,272          9,305          46,779         34,190

  Net change in contract owners' equity ................       14,593         11,558          76,983         42,699
  Contract owners' equity beginning of period ..........       23,167         11,609          91,971         49,272
                                                              -------        -------        --------        -------
  Contract owners' equity end of period ................       37,760         23,167         168,954         91,971
                                                              =======        =======        ========        =======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                    FidVIPGr                       FidVIPHI
                                                            ------------------------        ----------------------
                                                              1997            1996           1997            1996
                                                            ---------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $     565            117          1,817          1,014
  Mortality and expense charges (note 2) ...............         (540)          (297)          (173)           (75)
  Administration charge (note 2)
      Tier I ...........................................         (486)          (267)          (156)           (67)
      Tier II ..........................................           --             --             --             --
      Tier III .........................................           --             --             --             --
      Tier IV ..........................................           --             --             --             --
      Tier V ...........................................           --             --             --             --
                                                            ---------        -------        -------        -------
    Net investment activity ............................         (461)          (447)         1,488            872

  Proceeds from mutual fund shares sold ................        2,530            779             20          5,916
  Cost of mutual fund shares sold ......................       (1,696)          (541)           (17)        (5,666)
                                                            ---------        -------        -------        -------
    Realized gain (loss) on investments ................          834            238              3            250
  Change in unrealized gain (loss) on investments ......       17,902          4,310          3,589            488
                                                            ---------        -------        -------        -------
    Net gain (loss) on investments .....................       18,736          4,548          3,592            738
                                                            ---------        -------        -------        -------
  Reinvested capital gains .............................        2,531          2,957            225            198
                                                            ---------        -------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............       20,806          7,058          5,305          1,808
                                                            ---------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       33,185         34,041         16,116         16,228
  Transfers between funds ..............................       (1,451)            --             --             --
  Redemptions ..........................................         (284)          (485)            --         (6,450)
  Annual contract maintenance charge (note 2) ..........           --             --             --             --
  Contingent deferred sales charges (note 2) ...........           --             --             --             --
  Adjustments to maintain reserves .....................            3              1             (2)            (2)
                                                            ---------        -------        -------        -------
      Net equity transactions ..........................       31,453         33,557         16,114          9,776

  Net change in contract owners' equity ................       52,259         40,615         21,419         11,584
  Contract owners' equity beginning of period ..........       80,978         40,363         24,013         12,429
                                                            ---------        -------        -------        -------
  Contract owners' equity end of period ................    $ 133,237         80,978         45,432         24,013
                                                            =========        =======        =======        =======


                                                                       FidVIPOv                      NSATGvtBd
                                                              ------------------------        ----------------------
                                                                1997            1996           1997            1996
                                                              --------        --------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................         1,845             741            825            681
  Mortality and expense charges (note 2) ...............          (679)           (391)           (67)           (52)
  Administration charge (note 2)
      Tier I ...........................................          (611)           (352)           (60)           (47)
      Tier II ..........................................            --              --             --             --
      Tier III .........................................            --              --             --             --
      Tier IV ..........................................            --              --             --             --
      Tier V ...........................................            --              --             --             --
                                                              --------        --------        -------        -------
    Net investment activity ............................           555              (2)           698            582

  Proceeds from mutual fund shares sold ................         1,605           7,065          2,513             --
  Cost of mutual fund shares sold ......................        (1,311)         (6,626)        (2,354)            --
                                                              --------        --------        -------        -------
    Realized gain (loss) on investments ................           294             439            159             --
  Change in unrealized gain (loss) on investments ......         2,792           7,875            270           (246)
                                                              --------        --------        -------        -------
    Net gain (loss) on investments .....................         3,086           8,314            429           (246)
                                                              --------        --------        -------        -------
  Reinvested capital gains .............................         7,326             815             --             --
                                                              --------        --------        -------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        10,967           9,127          1,127            336
                                                              --------        --------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        37,048          41,252          3,575          3,305
  Transfers between funds ..............................         9,863          (5,162)            --             --
  Redemptions ..........................................          (581)           (296)        (2,506)            --
  Annual contract maintenance charge (note 2) ..........            --              --            (32)           (17)
  Contingent deferred sales charges (note 2) ...........            --              --             --             --
  Adjustments to maintain reserves .....................             2              (8)            (1)            (1)
                                                              --------        --------        -------        -------
      Net equity transactions ..........................        46,332          35,786          1,036          3,287

  Net change in contract owners' equity ................        57,299          44,913          2,163          3,623
  Contract owners' equity beginning of period ..........       102,297          57,384         12,618          8,995
                                                              --------        --------        -------        -------
  Contract owners' equity end of period ................       159,596         102,297         14,781         12,618
                                                              ========        ========        =======        =======

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NSATMyMkt                      NSATTotRe
                                                             -----------------------        -----------------------
                                                               1997            1996           1997           1996
                                                             --------        -------        --------        -------
Investment activity:
  Reinvested dividends .................................     $  1,378          1,371           1,290            733
  Mortality and expense charges (note 2) ...............         (135)          (138)           (444)          (179)
  Administration charge (note 2)
      Tier I ...........................................         (121)          (124)           (399)          (161)
      Tier II ..........................................           --             --              --             --
      Tier III .........................................           --             --              --             --
      Tier IV ..........................................           --             --              --             --
      Tier V ...........................................           --             --              --             --
                                                             --------        -------        --------        -------
    Net investment activity ............................        1,122          1,109             447            393

  Proceeds from mutual fund shares sold ................       37,780          2,529             374          3,134
  Cost of mutual fund shares sold ......................      (37,780)        (2,529)           (234)        (2,334)
                                                             --------        -------        --------        -------
    Realized gain (loss) on investments ................           --             --             140            800
  Change in unrealized gain (loss) on investments ......           --             --          13,515          3,998
                                                             --------        -------        --------        -------
    Net gain (loss) on investments .....................           --             --          13,655          4,798
                                                             --------        -------        --------        -------
  Reinvested capital gains .............................           --             --           4,114          1,755
                                                             --------        -------        --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        1,122          1,109          18,216          6,946
                                                             --------        -------        --------        -------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        8,580         15,079          27,743         18,485
  Transfers between funds ..............................      (15,000)         2,672          36,972          1,224
  Redemptions ..........................................      (22,757)            --            (149)        (3,122)
  Annual contract maintenance charge (note 2) ..........           (5)            --              (4)            (4)
  Contingent deferred sales charges (note 2) ...........           --             --              --             --
  Adjustments to maintain reserves .....................           (7)             4              11             (1)
                                                             --------        -------        --------        -------
      Net equity transactions ..........................      (29,189)        17,755          64,573         16,582

  Net change in contract owners' equity ................      (28,067)        18,864          82,789         23,528
  Contract owners' equity beginning of period ..........       36,420         17,556          46,482         22,954
                                                             --------        -------        --------        -------
  Contract owners' equity end of period ................     $  8,353         36,420         129,271         46,482
                                                             ========        =======        ========        =======


                                                                     NBAMTGro                     NBAMTLMat
                                                              ----------------------        ---------------------
                                                                1997          1996           1997          1996
                                                              -------        -------        ------        ------
Investment activity:
  Reinvested dividends .................................           --             16           441           294
  Mortality and expense charges (note 2) ...............         (114)          (209)          (44)          (23)
  Administration charge (note 2)
      Tier I ...........................................         (103)          (188)          (40)          (21)
      Tier II ..........................................           --             --            --            --
      Tier III .........................................           --             --            --            --
      Tier IV ..........................................           --             --            --            --
      Tier V ...........................................           --             --            --            --
                                                              -------        -------        ------        ------
    Net investment activity ............................         (217)          (381)          357           250

  Proceeds from mutual fund shares sold ................          289         34,734         3,118            --
  Cost of mutual fund shares sold ......................         (224)       (30,072)       (3,150)           --
                                                              -------        -------        ------        ------
    Realized gain (loss) on investments ................           65          4,662           (32)           --
  Change in unrealized gain (loss) on investments ......        3,892         (5,353)          176           (67)
                                                              -------        -------        ------        ------
    Net gain (loss) on investments .....................        3,957           (691)          144           (67)
                                                              -------        -------        ------        ------
  Reinvested capital gains .............................        1,560          3,808            --            --
                                                              -------        -------        ------        ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,300          2,736           501           183
                                                              -------        -------        ------        ------

Equity transactions:
  Purchase payments received from
    contract owners ....................................        6,212          8,488         4,298         3,443
  Transfers between funds ..............................           --             --        (3,114)           --
  Redemptions ..........................................         (143)       (34,697)           --            --
  Annual contract maintenance charge (note 2) ..........          (10)           (19)           --            --
  Contingent deferred sales charges (note 2) ...........           --             --            --            --
  Adjustments to maintain reserves .....................            1             --            --            --
                                                              -------        -------        ------        ------
      Net equity transactions ..........................        6,060        (26,228)        1,184         3,443

  Net change in contract owners' equity ................       11,360        (23,492)        1,685         3,626
  Contract owners' equity beginning of period ..........       16,877         40,369         6,755         3,129
                                                              -------        -------        ------        ------
  Contract owners' equity end of period ................       28,237         16,877         8,440         6,755
                                                              =======        =======        ======        ======

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     NBAMTPart
                                                             -----------------------
                                                               1997            1996
                                                             --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................     $     47             26
  Mortality and expense charges (note 2) ...............         (104)           (55)
  Administration charge (note 2)
      Tier I ...........................................          (93)           (49)
      Tier II ..........................................           --             --
      Tier III .........................................           --             --
      Tier IV ..........................................           --             --
      Tier V ...........................................           --             --
                                                             --------        -------
    Net investment activity ............................         (150)           (78)

  Proceeds from mutual fund shares sold ................          346            472
  Cost of mutual fund shares sold ......................         (161)          (327)
                                                             --------        -------
    Realized gain (loss) on investments ................          185            145
  Change in unrealized gain (loss) on investments ......        4,404          2,418
                                                             --------        -------
    Net gain (loss) on investments .....................        4,589          2,563
                                                             --------        -------
  Reinvested capital gains .............................          729            324
                                                             --------        -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...............        5,168          2,809
                                                             --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        6,119          4,697
  Transfers between funds ..............................        3,543             --
  Redemptions ..........................................         (167)          (471)
  Annual contract maintenance charge (note 2) ..........           --             --
  Contingent deferred sales charges (note 2) ...........           --             --
  Adjustments to maintain reserves .....................           (2)            (2)
                                                             --------        -------
      Net equity transactions ..........................        9,493          4,224

  Net change in contract owners' equity ................       14,661          7,033
  Contract owners' equity beginning of period ..........       14,770          7,737
                                                             --------        -------
  Contract owners' equity end of period ................     $ 29,431         14,770
                                                             ========        =======

               See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional
                Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
                (AIMWein)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century Select Fund (ACTCSel)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning January
                   1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund
                Institutional Class (DeDecInc)
                  (not available for contracts issued on or after August 1,
                    1993)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (only available for certain contracts issued beginning January
                  1, 1994)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Manhattan Fund (NBManhFd)

              Neuberger & Berman Partners Fund (NBPartFd)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I
                (TemGlSmCo)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP) (formerly TCI Portfolios, Inc.);
                   American Century VP - American Century VP Balanced (ACVPBal)
                     (formerly TCI Portfolios - TCI Balanced)
                   American Century VP - American Century VP Capital
                     Appreciation (ACVPCapAp) (formerly TCI Portfolios -
                       TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II
                (Fidelity VIP);
                  Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                  Fidelity VIP - Growth Portfolio (FidVIPGr)
                  Fidelity VIP - High Income Portfolio (FidVIPHI)
                  Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                  Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                  Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                    (NBAMTLMat)
                  Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of December 31, 1997, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTC Portfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                Expense                             Administration
                  Tier         Assets (Millions)        Charge
                    I              Up to $10             .45%
                   II           Over $10 to $25          .40%
                   III          Over $25 to $50          .30%
                   IV          Over $50 to $150          .20%
                    V              Over $150             .15%

     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                            ANNUAL
       TIER I (JUNE 30, 1996, SEE NOTE 2)                   UNITS          UNIT VALUE                       RETURN
       ----------------------------------                ----------       -----------                    ------------

        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............        1,753,409       $  2.309709      $  4,049,865       12%
        American Century: Twentieth Century
           Growth Fund ...........................       10,995,755          5.842997        64,248,163       28%
        American Century: Twentieth Century
           Select Fund ...........................           23,381          2.058976            48,141       31%
        American Century: Twentieth Century
           Ultra Fund ............................       73,545,284          2.524538       185,667,864       22%
        The Bond Fund of America(SM), Inc. .......        3,207,320          2.332586         7,481,350        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           74,563          2.935219           218,859       29%
        Dreyfus S&P 500 Index Fund ...............        8,503,701          1.217658        10,354,600       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        5,074,527          3.532278        17,924,640       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          914,194          2.422617         2,214,742       24%
        The Institutional Shares of Federated
           GNMA Trust ............................          688,011          1.393241           958,565        8%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......        1,373,391          1.214470         1,667,942        6%
        Fidelity Asset Manager(TM) ...............        2,796,412          1.517270         4,242,912       21%
        Fidelity Capital & Income Fund ...........          102,795          4.654233           478,432       14%
        Fidelity Contrafund ......................       62,958,434          2.509557       157,997,779       22%
        Fidelity Equity-Income Fund ..............       21,606,856          6.900916       149,107,098       29%
        Fidelity Magellan(R) Fund ................       55,482,152          2.398961       133,099,519       25%
        The Growth Fund of America(R), Inc. ......        2,642,923          3.382686         8,940,179       26%
        The Income Fund of America(R), Inc. ......        4,752,235          2.614863        12,426,443       21%
        INVESCO Industrial Income Fund, Inc ......        7,749,404          2.102364        16,292,068       25%
        Janus Fund ...............................       22,289,770          1.948907        43,440,689       22%
        Janus Twenty Fund ........................            7,662          2.147649            16,455       28%
        MAS Funds - Fixed Income Portfolio .......        1,341,493          1.335173         1,791,125        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          513,453          9.012670         4,627,582       22%
        MFS(R) High Income Fund - Class A ........           81,409          6.168371           502,161       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................          142,697         15.968069         2,278,596       47%
        Nationwide(R) Fund .......................        1,840,610         20.697282        38,095,624       38%
        Nationwide(R) Growth Fund ................        1,084,820          3.854877         4,181,848       25%
        Nationwide(R) Money Market Fund ..........        7,176,896          3.003821        21,558,111        4%
        Neuberger & Berman Manhattan Fund ........           39,662          3.146989           124,816       28%
        Neuberger & Berman Partners Fund .........        1,370,455          1.458745         1,999,144       28%
        Putnam Investors Fund - Class A ..........          508,161         18.110411         9,203,005       33%
        Putnam Voyager Fund - Class A ............       22,283,254          3.837109        85,503,274       25%

                                                                     (Continued)

        SEI Index Funds - S&P 500 Index Portfolio           150,050          3.905079              585,957         32%
        Seligman Growth Fund, Inc - Class A. .....           93,124         12.541848            1,167,947         17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        7,561,237          1.843420           13,938,536          2%
        Templeton Foreign Fund - Class I .........       28,352,933          1.874393           53,144,539          6%
        American Century VP - American Century
           VP Balanced ...........................            4,531          1.509759                6,841         15%
        American Century VP - American Century
           VP Capital Appreciation ...............           50,033          1.570313               78,567         (4)%
        The Dreyfus Socially Responsible
           Growth Fund, Inc. .....................            4,478          1.990292                8,913         27%
        Dreyfus Stock Index Fund .................           21,714          2.113257               45,887         32%
        Fidelity VIP - Asset Manager Portfolio ...           25,131          1.502515               37,760         20%
        Fidelity VIP - Equity-Income Portfolio ...           90,224          1.872610              168,954         27%
        Fidelity VIP - Growth Portfolio ..........           70,171          1.898743              133,237         22%
        Fidelity VIP - High Income Portfolio .....           29,112          1.560592               45,432         17%
        Fidelity VIP - Overseas Portfolio ........          125,065          1.276107              159,596         11%
        Nationwide SAT - Government Bond Fund ....            8,433          1.752816               14,781          9%
        Nationwide SAT - Money Market Fund .......            6,361          1.313205                8,353          4%
        Nationwide SAT - Total Return Fund .......           42,827          3.018448              129,271         28%
        Neuberger & Berman AMT -
           Growth Portfolio ......................           12,306          2.294545               28,237         28%
        Neuberger & Berman AMT -
           Limited Maturity Bond Portfolio .......            7,063          1.194950                8,440          6%
        Neuberger & Berman AMT -
           Partners Portfolio ....................           13,504          2.179432               29,431         30%
                                                         ==========         =========       --------------
          Sub-Total Tier I (June 30, 1996) .......                                          $1,060,482,270
                                                                                            ==============

                                                                                                            ANNUAL
       TIER II (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------               ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................        3,903,936        $ 5.846396      $ 22,823,956       28%
        American Century: Twentieth Century
           Ultra Fund ............................       19,732,726           2.526007       49,845,004       22%
        The Bond Fund of America(SM), Inc. .......          844,897           2.333980        1,971,973        8%
        Davis New York Venture Fund, Inc. -
           Class A ...............................          199,664           2.233818          446,013       32%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class           15,400           2.936925           45,229       29%
        Dreyfus Cash Management - Class A ........          231,535           1.212863          280,820        5%
        Dreyfus S&P 500 Index Fund ...............        3,436,138           1.218064        4,185,436       22%(a)
        The Dreyfus Third Century Fund, Inc. .....        1,286,026           3.534332        4,545,243       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................          388,299           2.424026          941,247       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......          323,646           1.215186          393,290        6%
        Fidelity Asset Manager(TM) ...............          633,745           1.518153          962,122       21%
        Fidelity Capital & Income Fund ...........           36,724           4.656974          171,023       14%
        Fidelity Contrafund ......................       15,968,503           2.511017       40,097,182       22%
        Fidelity Equity-Income Fund ..............        7,169,293           6.904928       49,503,452       29%
        Fidelity Magellan(R) Fund ................       11,589,048           2.400356       27,817,841       25%
        The Growth Fund of America(R), Inc. ......          650,012           3.384653        2,200,065       26%
        The Income Fund of America(R), Inc. ......        1,325,543           2.616384        3,468,129       21%
        INVESCO Industrial Income Fund, Inc ......        1,917,268           2.103587        4,033,140       25%
        Janus Fund ...............................        5,595,764           1.950041       10,911,969       22%
        MAS Funds - Fixed Income Portfolio .......          296,496           1.335950          396,104        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................          317,319           9.017913        2,861,555       22%
        MFS(R) High Income Fund - Class A ........           25,730           6.172004          158,806       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................           19,733          15.977352          315,281       47%
        Nationwide(R) Fund .......................          509,179          20.709316       10,544,749       38%
        Nationwide(R) Growth Fund ................          357,289           3.857119        1,378,106       25%
        Nationwide(R) Money Market Fund ..........        6,441,740           3.005590       19,361,229        4%
        Putnam Investors Fund - Class A ..........          133,581          18.120944        2,420,614       33%
        Putnam Voyager Fund - Class A ............        5,930,438           3.839341       22,768,974       25%
        SEI Index Funds - S&P 500 Index Portfolio            52,580           3.907349          205,448       32%
        Seligman Growth Fund, Inc - Class A. .....           10,649          12.549144          133,636       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........        1,859,628           1.844492        3,430,069        2%
        Templeton Foreign Fund - Class I .........        7,960,130           1.875484       14,929,096        6%
                                                         ==========          =========     ------------
          Sub-Total Tier II (June 30, 1996) ......                                         $303,546,801
                                                                                           ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       ---------------------------------------           ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           337,408       $ 5.844955       $1,972,135       28%
        American Century: Twentieth Century
           Ultra Fund ............................         2,468,617         2.525385        6,234,208       22%
        The Bond Fund of America(SM), Inc. .......           110,244         2.333393          257,243        8%
        Delaware Group Decatur Fund, Inc.-
           Decatur Income Fund Institutional Class               262         2.936202              769       29%
        Dreyfus S&P 500 Index Fund ...............           287,240         1.218064          349,877       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           196,674         3.533462          694,940       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            62,878         2.423429          152,380       24%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            76,514         1.214882           92,955        6%
        Fidelity Asset Manager(TM) ...............            45,091         1.517779           68,438       21%
        Fidelity Capital & Income Fund ...........               386         4.655810            1,797       14%
        Fidelity Contrafund ......................         2,303,992         2.510398        5,783,937       22%
        Fidelity Equity-Income Fund ..............           617,355         6.903229        4,261,743       29%
        Fidelity Magellan(R) Fund ................         1,313,023         2.399765        3,150,947       25%
        The Growth Fund of America(R), Inc. ......            50,498         3.383820          170,876       26%
        The Income Fund of America(R), Inc. ......           129,547         2.615739          338,861       21%
        INVESCO Industrial Income Fund, Inc ......           264,870         2.103069          557,040       25%
        Janus Fund ...............................           820,870         1.949561        1,600,336       22%
        MAS Funds - Fixed Income Portfolio .......            10,073         1.335621           13,454        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            28,071         9.015691          253,079       22%
        MFS(R) High Income Fund - Class A ........             2,719         6.170461           16,777       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             3,342        15.973419           53,383       47%
        Nationwide(R) Fund .......................            74,871        20.704221        1,550,146       38%
        Nationwide(R) Growth Fund ................            26,821         3.856169          103,426       25%
        Nationwide(R) Money Market Fund ..........           116,705         3.004839          350,680        4%
        Putnam Investors Fund - Class A ..........            10,065        18.116482          182,342       33%
        Putnam Voyager Fund - Class A ............           682,444         3.838394        2,619,489       25%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           233,087         1.844038          429,821        2%
        Templeton Foreign Fund - Class I .........         1,104,154         1.875022        2,070,313        6%
                                                          ==========       ==========      -----------
          Sub-Total Tier II (December 31, 1996) ..                                         $33,331,392
                                                                                           ===========

                                                                                                            ANNUAL
       TIER III (JUNE 30, 1996, SEE NOTE 2)                 UNITS          UNIT VALUE                       RETURN
       ------------------------------------              ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          1,540,193       $ 5.853199       $ 9,015,056       28%
        American Century: Twentieth Century
           Ultra Fund ............................         11,990,091         2.528946        30,322,293       22%
        The Bond Fund of America(SM), Inc. .........          379,522         2.336766           886,854        8%
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class              6,036         2.940341            17,748       29%
        Dreyfus S&P 500 Index Fund ...............          2,297,690         1.218878         2,800,604       22%(a)
        The Dreyfus Third Century Fund, Inc. .....            912,241         3.538445         3,227,915       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................             79,190         2.426846           192,182       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            188,738         1.216616           229,622        6%
        Fidelity Asset Manager(TM) .................          299,273         1.519919           454,871       21%
        Fidelity Capital & Income Fund ...........             22,232         4.662457           103,656       14%
        Fidelity Contrafund ......................          9,637,261         2.513939        24,227,486       22%
        Fidelity Equity-Income Fund ..............          3,057,190         6.912960        21,134,232       29%
        Fidelity Magellan(R) Fund ................          6,180,393         2.403149        14,852,405       26%
        The Growth Fund of America(R), Inc. ......            496,036         3.388591         1,680,863       26%
        The Income Fund of America(R), Inc. ......            490,571         2.619427         1,285,015       21%
        INVESCO Industrial Income Fund, Inc ......            473,406         2.106034           997,009       25%
        Janus Fund ...............................          2,423,723         1.952310         4,731,859       22%
        MAS Funds - Fixed Income Portfolio .......            248,580         1.337506           332,477        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            178,707         9.028407         1,613,440       22%
        MFS(R) High Income Fund - Class A ........              6,564         6.179271            40,561       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................             12,152        15.995935           194,383       47%
        Nationwide(R) Fund .......................            329,293        20.733404         6,827,365       39%
        Nationwide(R) Growth Fund ................             93,047         3.861607           359,311       25%
        Nationwide(R) Money Market Fund ..........            909,979         3.009129         2,738,244        4%
        Putnam Investors Fund - Class A ..........             39,280        18.142029           712,619       33%
        Putnam Voyager Fund - Class A ............          3,166,939         3.843809        12,173,109       25%
        Seligman Growth Fund, Inc - Class A ......              2,475        12.563748            31,095       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........          1,036,525         1.846640         1,914,089        2%
        Templeton Foreign Fund - Class I .........          2,623,603         1.877667         4,926,253        6%
                                                           ==========       ==========      ------------
          Sub-Total Tier III (June 30, 1996) .....                                          $148,022,616
                                                                                            ============


                                                                     (Continued)

                                                                                                            ANNUAL
       TIER III (DECEMBER 31, 1996, SEE NOTE 2)             UNITS          UNIT VALUE                       RETURN
       ----------------------------------------          ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................          105,486       $ 5.850316       $  617,126       28%
        American Century: Twentieth Century
           Ultra Fund ............................          322,005         2.527701          813,932       22%
        The Bond Fund of America(SM), Inc. .........         10,951         2.335593           25,577        8%
        Dreyfus S&P 500 Index Fund ...............           36,388         1.218878           44,353       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           20,119         3.536702           71,155       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            9,663         2.425651           23,439       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......            1,612         1.216009            1,960        6%
        Fidelity Asset Manager(TM) .................         62,190         1.519171           94,477       21%
        Fidelity Capital & Income Fund ...........           39,699         4.660128          185,002       14%
        Fidelity Contrafund ......................          186,236         2.512701          467,955       22%
        Fidelity Equity-Income Fund ..............          189,228         6.909557        1,307,482       29%
        Fidelity Magellan(R) Fund ................          244,774         2.401965          587,939       26%
        The Growth Fund of America(R), Inc. ......            6,443         3.386923           21,822       26%
        The Income Fund of America(R), Inc. ......           24,783         2.618138           64,885       21%
        INVESCO Industrial Income Fund, Inc ......            5,633         2.104998           11,857       25%
        Janus Fund ...............................          174,631         1.951349          340,766       22%
        MAS Funds - Fixed Income Portfolio .......            3,162         1.336847            4,227        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................           36,452         9.023960          328,941       22%
        MFS(R) High Income Fund - Class A ........           16,908         6.176184          104,427       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              150        15.988060            2,398       47%
        Nationwide(R) Fund .......................           16,906        20.723203          350,346       38%
        Nationwide(R) Growth Fund ................           22,824         3.859705           88,094       25%
        Nationwide(R) Money Market Fund ..........           68,201         3.007626          205,123        4%
        Putnam Investors Fund - Class A ..........            9,478        18.133095          171,865       33%
        Putnam Voyager Fund - Class A ............           95,529         3.841914          367,014       25%
        Seligman Growth Fund, Inc - Class A ......            6,424        12.557561           80,670       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           15,280         1.845731           28,203        2%
        Templeton Foreign Fund - Class I .........          147,481         1.876743          276,784        6%
                                                           ========        =========       ----------
          Sub-Total Tier III (December 31, 1996) .                                         $6,687,819
                                                                                           ==========

                                                                                                            ANNUAL
       TIER IV (JUNE 30, 1996, SEE NOTE 2)                  UNITS          UNIT VALUE                       RETURN
       -----------------------------------                ----------       -----------                    ------------
        American Century: Twentieth Century
           Growth Fund ...........................           758,360       $ 5.860011       $ 4,443,998       28%
        American Century: Twentieth Century
           Select Fund ...........................         1,088,027         2.064969         2,246,742       31%
        American Century: Twentieth Century
           Ultra Fund ............................         4,964,637         2.531889        12,569,910       22%
        The Bond Fund of America(SM), Inc. .........            55,496         2.339554           129,836        8%
        Dreyfus S&P 500 Index Fund ...............         1,092,654         1.219691         1,332,700       22%(a)
        The Dreyfus Third Century Fund, Inc. .....           428,452         3.542562         1,517,818       28%
        Evergreen Income and Growth Fund -
           Class Y ...............................            21,853         2.429669            53,096       25%
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ......           114,003         1.218047           138,861        6%
        Fidelity Asset Manager(TM) .................           538,872         1.521688           819,995       21%
        Fidelity Capital & Income Fund ...........            22,307         4.667941           104,128       14%
        Fidelity Contrafund ......................         4,750,222         2.516865        11,955,667       22%
        Fidelity Equity-Income Fund ..............         2,389,431         6.921001        16,537,254       29%
        Fidelity Magellan(R) Fund ................         3,706,622         2.405944         8,917,925       26%
        The Growth Fund of America(R), Inc. ......           170,540         3.392534           578,563       26%
        The Income Fund of America(R), Inc. ......           294,406         2.622475           772,072       21%
        INVESCO Industrial Income Fund, Inc ......           473,795         2.108484           998,989       26%
        Janus Fund ...............................         2,404,760         1.954582         4,700,301       22%
        MAS Funds - Fixed Income Portfolio .......            91,023         1.339063           121,886        9%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................             5,735         9.038914            51,838       22%
        MFS(R) High Income Fund - Class A ........               105         6.186539               650       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................               285        16.014540             4,564       47%
        Nationwide(R) Fund .......................           142,531        20.757521         2,958,590       39%
        Nationwide(R) Growth Fund ................           339,294         3.866100         1,311,745       25%
        Nationwide(R) Money Market Fund ..........           985,611         3.012668         2,969,319        4%
        Putnam Investors Fund - Class A ..........             4,776        18.163138            86,747       34%
        Putnam Voyager Fund - Class A ............         2,223,516         3.848283         8,556,719       25%
        Seligman Growth Fund, Inc - Class A ......               684        12.578369             8,604       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........           783,958         1.848790         1,449,374        2%
        Templeton Foreign Fund - Class I .........         1,763,615         1.879853         3,315,337        6%
                                                          ==========       ==========       -----------
          Sub-Total Tier IV (June 30, 1996) ......                                          $88,653,228
                                                                                            ===========


                                                                     (Continued)

                                                                                                               ANNUAL
       TIER V (JUNE 30, 1996, SEE NOTE 2)                      UNITS          UNIT VALUE                       RETURN
       ----------------------------------                    ----------       -----------                    ------------
        AIM Equity Funds, Inc. - AIM Constellation
           Fund - Institutional Class ............            2,389,104       $ 2.318983       $ 5,540,292       13%
        American Century: Twentieth Century
           Growth Fund ...........................            6,244,941         5.866443        36,635,590       28%
        American Century: Twentieth Century
           Ultra Fund ............................           19,414,868         2.534668        49,210,245       22%
        The Bond Fund of America(SM), Inc. .........              736,645         2.342166         1,725,345        9%
        The Dreyfus Third Century Fund, Inc. .....            2,302,999         3.546449         8,167,469       29%
        Evergreen Income and Growth Fund -
           Class Y ...............................              433,149         2.432337         1,053,564       25%
        Fidelity Capital & Income Fund ...........               70,677         4.673077           330,279       14%
        Fidelity Contrafund ......................            3,990,922         2.519627        10,055,635       22%
        Fidelity Equity-Income Fund ..............            7,574,670         6.928596        52,481,828       29%
        Fidelity Growth & Income Portfolio .......            3,435,213         2.591531         8,902,461       29%
        Fidelity Magellan(R) Fund ................           16,840,881         2.408585        40,562,693       26%
        MFS(R) Growth Opportunities Fund -
           Class A ...............................            1,999,203         9.048839        18,090,466       22%
        MFS(R) High Income Fund - Class A ........              500,487         6.193345         3,099,689       12%
        Massachusetts Investors Growth Stock
           Fund - Class A ........................              271,730        16.032114         4,356,406       47%
        Nationwide(R) Bond Fund ..................               51,355         2.175755           111,736        9%
        Nationwide(R) Fund .......................              721,864        20.780295        15,000,547       39%
        Nationwide(R) Growth Fund ................              658,443         3.870345         2,548,402       25%
        Nationwide(R) Money Market Fund ..........            3,131,282         3.015983         9,443,893        4%
        Neuberger & Berman Guardian Fund .........              614,486         1.601873           984,329       17%
        Putnam Investors Fund - Class A ..........            1,771,233        18.183069        32,206,452       34%
        Putnam Voyager Fund - Class A ............            1,528,999         3.852510         5,890,484       25%
        SEI Index Funds - S&P 500 Index Portfolio             3,689,771         3.920739        14,466,629       32%
        Seligman Growth Fund, Inc - Class A ......              113,689        12.592179         1,431,592       17%
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ...........            4,875,751         1.850821         9,024,142        2%
        Templeton Foreign Fund - Class I .........            1,092,861         1.881918         2,056,675        6%
                                                             ==========       ==========       -----------
          Sub-Total Tier V (June 30, 1996) .......                                             333,376,843
                                                                                            ==============
            Total Contract Owners' Equity ........                                          $1,974,100,969
                                                                                            ==============




(a)  This investment option was not being utilized for the entire period.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0